As filed with the Securities and Exchange Commission on May 12, 2000
                                             1933 Act Registration No. 333-74325

================================================================================
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 -------------


                        Post-Effective Amendment No. 2 to

                             Registration Statement
                                       on
                                    FORM S-6

                                FOR REGISTRATION
                                    Under the
                             SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                                 -------------

                          LLANY Separate Account S for
                    Flexible Premium Variable Life Insurance
                           (Exact Name of Registrant)

                   Lincoln Life & Annuity Company of New York
                               (Name of Depositor)

               120 Madison Street, Suite 1700, Syracuse, NY 13202
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (888) 223-1860

                                  -------------


        Robert O. Sheppard, Esquire                             Copy to:
Lincoln Life & Annuity Company of New York               Jeremy Sachs, Esquire
      120 Madison Street, Suite 1700          The Lincoln National Life Insurance Company
            Syracuse, NY 13202                             350 Church Street
  (Name and Address of Agent for Service)                  Hartford, CT 06103


                                 -------------

            Approximate date of proposed public offering: Continuous

   Indefinite Number of Units of Interest in Variable Life Insurance Contracts
                     (Title of Securities Being Registered)

                                  -------------


     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The first Form 24f-2 for the Registrant is not yet due.


     It is proposed that this filing will become effective:


     [X] May 12, 2000, pursuant to Rule 485(b)(1)(iii) and 485(d)(2)



--------------------------------------------------------------------------------
================================================================================

                              Cross Reference Sheet
                            (Reconciliation and Tie)
                      Required by Instruction 4 to Form S-6

 Item of Form N-8B-2    Location in Prospectus
 -------------------    ----------------------
           1            Cover Page; Highlights

           2            Cover Page

           3            *

           4            Distribution of Policies

           5            LLANY, the Separate Account and the General Account

           6(a)         LLANY, the Separate Account and the General Account

           6(b)         *

           9            Legal Matters

          10(a)-(c)     Right to Examine the Policy; Surrenders; Accumulation Unit Value; Reports to Policyowners

          10(d)         Policy Loans; Partial Surrenders; Allocation of Premiums

          10(e)         Reinstatement of a Lapsed Policy

          10(f)         Right to Instruct Voting of Fund Shares

          10(g)-(h)     *

          10(i)         Premium Payments; Allocations and Transfers; Death Benefit; Policy Values; Settlement Options

          11            Separate Account-Funds

          12            Separate Account-Funds

          13            Charges and Fees

          14            Policy Rights

          15            Premium Payments; Allocations and Transfers

          16            Separate Account-Funds

          17            Partial Surrenders

          18            Separate Account-Funds

          19            Reports to Policyowners

          20            *

          21            Policy Loans

          22            *

          23            The Company

          24            Age; Incontestability; Suicide

          25            The Company

          26            Fund Participation Agreements

          27            The Variable Account

          28            Directors and Officers of LLANY

          29            The Company

          30            *

          31            *

          32            *

          33            *

          34            *

 Item of Form N-8B-2    Location in Prospectus
 -------------------    ----------------------
          35            *

          37            *

          38            Distribution of Policies

          39            Distribution of Policies

          40            *

          41(a)         Distribution of Policies

          42            *

          43            *

          44            Separate Account-Funds; Premium Payments

          45            *

          46            Partial Surrenders

          47            The Variable Account; Partial Surrenders, Allocations and Transfers

          48            *

          49            *

          50            The Variable Account

          51            Highlights; Premium Payments

          52            LLANY, the Separate Account and the General Account

          53            Tax Matters

          54            *

          55            *

---------------
* Not Applicable

                                  PROSPECTUS 1

Lincoln Life & Annuity Company of New York
LLANY Separate Account S for Flexible Premium Variable Life Insurance

Home Office Location:         Administrative Office:
120 Madison Street            Lincoln Corporate Specialty Markets
Suite 1700                    350 Church Street
Syracuse, NY 13202            Hartford, CT 06103-1106
(888) 223-1860                (860) 466-1561

================================================================================


This Prospectus describes LCVUL, a flexible premium variable universal life insurance contract (the "Policy") offered by Lincoln Life & Annuity Company of New York. The Policy is available only in New York. The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization.


The policy features:
           o flexible Premium Payments
           o a choice of one of three death benefit options
           o a choice of underlying investment options

It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance contract with this Policy.


This Prospectus is intended to describe the variable options used to fund this Policy through the Separate Account. The variable funding options (collectively, the "Funds") currently available through the Separate Account are from the following trusts or corporations:

           o American Century Variable Products Group, Inc.

           o American Funds Insurance Series
             (also known as American Variable Insurance Series)

           o Baron Capital Funds Trust

           o Delaware Group Premium Fund

           o Deutsche Asset Management VIT Funds Trust
             (formerly BT Insurance Funds Trust)

           o Fidelity Variable Insurance Products Funds

           o Franklin Templeton Variable Insurance Products Trust

           o Janus Aspen Series

           o Lincoln National Funds

           o MFS Variable Insurance Trust

           o Neuberger Berman Advisers Management Trust

           o OCC Accumulation Trust

           o OppenheimerFunds


Read this Prospectus and the prospectuses of the Funds available as investment options through the Separate Account under the Policy offered by this Prospectus carefully. Keep them for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

                         Prospectus Dated May 12, 2000

Table of Contents


HIGHLIGHTS .................................................       3
 A Flexible Premium Variable Life Insurance Policy .........       3
 Initial Choices to be Made ................................       3
 Amount of Premium Payment .................................       3
 Death Benefit Options .....................................       3
 Selection of Funding Vehicles .............................       4
 Charges and Fees ..........................................       4
 Underlying Funds Expenses .................................       6
 Policy Loans, Withdrawals and Surrenders ..................       9
 Changes in Specified Amount ...............................       9
LLANY, THE SEPARATE ACCOUNT AND THE GENERAL
 ACCOUNT ...................................................       9
BUYING VARIABLE LIFE INSURANCE .............................      10
ALLOCATION OF PREMIUMS .....................................      11
 Fixed Account .............................................      11
 Separate Account-Funds ....................................      12
 Mixed and Shared Funding ..................................      18
 Substitution of Securities ................................      18
CHARGES & FEES .............................................      19
 Premium Load ..............................................      19
 Premium Load Refund .......................................      19
 Premium Tax Charge ........................................      19
 Charges and Fees Assessed Against the Total
  Account Value ............................................      19
 Mortality and Expense Risk Charge .........................      20
 Reduction of Charges ......................................      20
POLICY CHOICES .............................................      21
 Premium Payments ..........................................      21
 Death Benefit Options .....................................      22
 Allocations and Transfers to Funding Options ..............      23
POLICY VALUES ..............................................      24
 Total Account Value .......................................      24
 Accumulation Unit Value ...................................      25
 Maturity Value ............................................      25
 Surrender Value ...........................................      25
POLICY RIGHTS ..............................................      25
 Partial Surrenders ........................................      25
 Reinstatement of a Lapsed Policy ..........................      26
 Policy Loans ..............................................      26
 Policy Changes ............................................      27
 Right to Examine the Policy ...............................      28
DEATH BENEFIT ..............................................      28

POLICY SETTLEMENT ..........................................      28
 Settlement Options ........................................      28
TERM INSURANCE RIDER .......................................      30
THE COMPANY ................................................      30
 Directors and Officers of LLANY ...........................      30
ADDITIONAL INFORMATION .....................................      32
 Reports to Policyowners ...................................      32
 Right to Instruct Voting of Fund Shares ...................      33
 Disregard of Voting Instructions ..........................      33
 State Regulation ..........................................      33
 Legal Matters .............................................      34
 The Registration Statement ................................      34
 Distribution of the Policies ..............................      34
 Records and Accounts ......................................      34
 Experts ...................................................      34
 Advertising ...............................................      35
TAX ISSUES .................................................      35
 Taxation of Life Insurance Contracts in General ...........      35
 Policies Which Are MECS ...................................      36
 Policies Which Are Not MECS ...............................      37
 Other Considerations ......................................      37
 Tax Status of LLANY .......................................      38
MISCELLANEOUS POLICY PROVISIONS ............................      38
 Payment of Benefits .......................................      38
 Age .......................................................      39
 Incontestability ..........................................      39
 Suicide ...................................................      39
 Coverage Beyond Maturity ..................................      39
 Nonparticipation ..........................................      39
Appendix A --
Illustrations of Death Benefits, Total Account Values
 and Surrender Values ......................................      40
Appendix B --
Applicable Percentages for Cash Value Accumulation
 Test ......................................................      48
Financial Statements .......................................
 Separate Account ..........................................      I-1
 Company ...................................................      S-1

HIGHLIGHTS

A Flexible Premium Variable Life Insurance Policy


This Prospectus describes a flexible premium variable universal life insurance contract (the "Policy") offered by Lincoln Life & Annuity Company of New York ("LLANY", the "Company", "we", "us", "our") through LLANY Separate Account S for Flexible Premium Variable Life Insurance (the "Separate Account" or "Account S"). The Policy may be useful in: funding non-qualified executive deferred compensation; funding salary continuation programs; funding death benefit liabilities or cash flow obligations for executive retirement plans.


The value of your Policy and, under one option, the death benefit amount depends on the investment results of the funding options you select.

Initial Choices to be Made

The Policyowner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have important choices to make when the Policy is first purchased. You need to choose:


o    the amount of premium you want to pay (see page 21);

o    one of three death benefit options (see page 22);


o the amount of the Net Premium Payment to be placed in each of the funding options selected. The Net Premium is the balance of each Premium Payment that remains after certain charges are deducted from it.

Amount of Premium Payment


One of your initial decisions is how much premium to pay. Premium Payments may be changed within the limits described on page 21. If the Policy lapses because your monthly deduction is larger than the Net Accumulation Value, you may reinstate the Policy. See page 26.

You may use the value of your Policy to pay the premiums due and continue the Policy in force if sufficient values are available. If the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more Premium Payments. Charges against Policy values for the Cost of Insurance increase (see page 19) as the Insured gets older.

When you first receive your Policy, you will have 10 days to look it over. This is called the "Right To Examine Period". Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the Money Market fund. If you then decide you do not want the Policy, you will receive a refund. See page 28.


Death Benefit Options

The Death Benefit is the amount we pay the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date the Insured died. We will pay the Death Benefit in one lump sum or under one of the annuity settlement options.

The three death benefit options available usually provide a level, varying or increasing death benefit, depending on the option selected. See page 22 for more details on death benefit options.


At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.

If you have surrendered a portion of your Policy, any surrendered amount will reduce your initial death benefit. If you borrow against your Policy or surrender a portion of your Policy, the Loan Amount balance and any surrendered amount will reduce your initial death benefit.

Selection of Funding Vehicles

This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If they lose value, so does your Policy. Each Fund has its own investment objective. You should review each Fund's prospectus before making your decision.


You must choose the Fund(s) (Sub-Account(s)) in which you want to place each Net Premium Payment. These Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 12.


You may also choose to place the Net Premium Payment or part of it into the Fixed Account. Net Premium Payments put into the Fixed Account:

o    become part of the Company's General Account;

o    do not share the investment experience of the Separate Account; and

o    have a guaranteed minimum interest rate of 4.0% per year.


For additional information on the Fixed Account, see page 11.


Charges and Fees


A premium load is deducted from all of your premium payments. (See page 18) Currently, the premium load is:


     Policy Year(s)
  1           10.5%
  2-5          7.5%
  6-7          3.5%
  8+           1.5%


If you fully surrender your Policy within 24 months after Date of Issue, you may be entitled to receive partial credit for premium loads deducted from your Policy. (See page 19).

For these purposes, an increase in Specified Amount is treated as a newly issued policy.

An explicit premium tax charge equal to the state and municipal taxes associated with premiums received is also deducted from premium payments.


A Monthly Deduction is made from the total account value on the same day of each month beginning with the date of issue. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. Once a policy is issued, monthly deductions will begin as of the date of issue, even if the Policy's issuance was delayed due to the underwriting requirements or other reasons. The Monthly Deduction also includes a monthly administrative expense charge during all policy years. The monthly Administrative Expense is currently $6, and is guaranteed not to exceed $10. See page 19.


A daily deduction is made from the assets of Account S for mortality and expense risk, currently at an annual rate of:

      Policy Year(s)
  1-10         0.70%
  11+          0.35%


The Company reserves the right to increase the mortality and expense risk charge but it will never exceed 1.25% annually during Policy Years 1-10 and 0.90% annually during Policy Years 11 and thereafter. (See page 20).


Each Fund has its own management fee charge, also deducted daily. Investment results for the Funds you choose will be affected by the fund management charges and other fund expenses. The table on pages 6 - 7 shows you the current charges and expenses.


Before the Maturity Date you may make transfers between funding options. The Company allows twelve transfers each Policy Year; but, after the first 18 months from Date of Issue, a $25 charge may apply for each additional transfer within that Policy Year. Within 45 days after each Policy Anniversary, you may also transfer to the Separate Account 25% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1000 if greater. See page 24.


There are no Surrender Charges for your Policy.

Underlying Funds Expenses

The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts.


The following table illustrates the investment advisory fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 1999 unless otherwise indicated. Future fund expenses will vary.



                                                  Management    12b-1       Other
                                                     Fees        Fees      Expenses
                      Fund                        ----------    -----      --------
American Century VP Income & Growth                   0.70%       N/A%       0.00 %
American Century VP International                     1.34        N/A        0.00
AFIS Bond--Class 2                                    0.51       0.25        0.02
AFIS Global Growth--Class 2                           0.68       0.25        0.03
AFIS Growth--Class 2                                  0.38       0.25        0.01
AFIS Growth Income--Class 2                           0.34       0.25        0.01
AFIS High Yield Bond--Class 2                         0.50       0.25        0.01
AFIS U.S. Government/AAA--Class 2                     0.51       0.25        0.01
Baron Capital Asset(2)                                1.00       0.25        0.63
Delaware Devon Standard Class(3a)                     0.65        N/A        0.10
Delaware High Yield Standard Class(3b)
 (formerly Delchester)                                0.65        N/A        0.07
Delaware International Equity Standard
 Class(3c)                                            0.85        N/A        0.09
Delaware REIT Standard Class(3d)                      0.75        N/A        0.21
Delaware Small Value Standard Class(3e)               0.75        N/A        0.10
Deutsche VIT EAFE Index(4)                            0.45        N/A        0.70
Deutsche VIT Equity 500 Index(4)                      0.20        N/A        0.23
Deutsche VIT Small Cap Index(4)                       0.35        N/A        0.83
Fidelity VIP II Asset Manager--Service
 Class(5)                                             0.53       0.10        0.11
Fidelity VIP II Contrafund--Service Class(5)          0.58       0.10        0.10
Fidelity VIP Growth--Service Class(5)                 0.58       0.10        0.09
Fidelity VIP High Income--Service Class(5)            0.58       0.10        0.11
Fidelity VIP Overseas--Service Class(5)               0.73       0.10        0.18
Franklin Small Cap--Class 2(9a, b, d)                 0.55       0.25        0.27
Janus Aspen Series Aggressive Growth--
 Institutional Shares(6)                              0.65        N/A        0.02
Janus Aspen Series Balanced--
 Institutional Shares(6)                              0.65        N/A        0.02
Janus Aspen Series Flexible Income--
 Institutional Shares(6)                              0.65        N/A        0.07
Janus Aspen Series Global Technology--
 Service Shares(6)                                    0.65       0.25        0.13
Janus Aspen Series Worldwide Growth--
 Institutional Shares(6)                              0.65        N/A        0.05
LN Bond                                               0.45        N/A        0.08
LN Capital Appreciation                               0.72        N/A        0.06
LN Equity-Income                                      0.72        N/A        0.07
LN Money Market                                       0.48        N/A        0.11
LN Social Awareness                                   0.33        N/A        0.05
MFS Capital Opportunities(7)                          0.75        N/A        0.27(1)

                                                   Total Annual                     Total Fund
                                                  Fund Operating                    Operating
                                                     Expenses           Total        Expenses
                                                      Without          Waivers         with
                                                    Waivers or           and        Waivers or
                                                    Reductions       Reductions     Reductions
                      Fund                        --------------     ----------     ----------
American Century VP Income & Growth                   0.70%             N/A%          0.70%
American Century VP International                     1.34              N/A           1.34
AFIS Bond--Class 2                                    0.78              N/A           0.78
AFIS Global Growth--Class 2                           0.96              N/A           0.96
AFIS Growth--Class 2                                  0.64              N/A           0.64
AFIS Growth Income--Class 2                           0.60              N/A           0.60
AFIS High Yield Bond--Class 2                         0.76              N/A           0.76
AFIS U.S. Government/AAA--Class 2                     0.77              N/A           0.77
Baron Capital Asset(2)                                1.88            (0.38)          1.50
Delaware Devon Standard Class(3a)                     0.75              N/A           0.75
Delaware High Yield Standard Class(3b)
 (formerly Delchester)                                0.72              N/A           0.72
Delaware International Equity Standard
 Class(3c)                                            0.94            (0.02)          0.92
Delaware REIT Standard Class(3d)                      0.96            (0.11)          0.85
Delaware Small Value Standard Class(3e)               0.85              N/A           0.85
Deutsche VIT EAFE Index(4)                            1.15            (0.50)          0.65
Deutsche VIT Equity 500 Index(4)                      0.43            (0.13)          0.30
Deutsche VIT Small Cap Index(4)                       1.18            (0.73)          0.45
Fidelity VIP II Asset Manager--Service
 Class(5)                                             0.74              N/A           0.74
Fidelity VIP II Contrafund--Service Class(5)          0.78              N/A           0.78
Fidelity VIP Growth--Service Class(5)                 0.77              N/A           0.77
Fidelity VIP High Income--Service Class(5)            0.79              N/A           0.79
Fidelity VIP Overseas--Service Class(5)               1.01              N/A           1.01
Franklin Small Cap--Class 2(9a, b, d)                 1.07              N/A           1.07
Janus Aspen Series Aggressive Growth--
 Institutional Shares(6)                              0.67              N/A           0.67
Janus Aspen Series Balanced--
 Institutional Shares(6)                              0.67              N/A           0.67
Janus Aspen Series Flexible Income--
 Institutional Shares(6)                              0.72              N/A           0.72
Janus Aspen Series Global Technology--
 Service Shares(6)                                    1.03              N/A           1.03
Janus Aspen Series Worldwide Growth--
 Institutional Shares(6)                              0.70              N/A           0.70
LN Bond                                               0.53              N/A           0.53
LN Capital Appreciation                               0.78              N/A           0.78
LN Equity-Income                                      0.79              N/A           0.79
LN Money Market                                       0.59              N/A           0.59
LN Social Awareness                                   0.38              N/A           0.38
MFS Capital Opportunities(7)                          1.02            (0.11)(2)       0.91

                                                                                      Total Annual                 Total Fund
                                                                                     Fund Operating                 Operating
                                                                                        Expenses        Total       Expenses
                                                                                         Without       Waivers        with
                                                 Management    12b-1       Other       Waivers or        and       Waivers or
                                                    Fees        Fees      Expenses     Reductions    Reductions   Reductions
                      Fund                       ----------    -----      --------   --------------  ----------   ------------
MFS Research(7)                                      0.75       N/A         0.11(1)      0.86           N/A         0.86
MFS Total Return(7)                                  0.75       N/A         0.15(1)      0.90           N/A         0.90
MFS Utilities(7)                                     0.75       N/A         0.16(1)      0.91           N/A         0.91
Neuberger Berman AMT Mid-Cap Growth(8)               0.85       N/A         0.23         1.08         (0.08)        1.00
Neuberger Berman AMT Partners(8)                     0.80       N/A         0.07         0.87           N/A         0.87
OCC Accum Trust Managed                              0.77       N/A         0.06         0.83           N/A         0.83
Oppenheimer MainStreet Growth & Income               0.73       N/A         0.05         0.78           N/A         0.78
Templeton Asset Strategy (formerly Asset
 Allocation) Class 2(9d, f)                          0.60       0.25        0.18         1.03           N/A         1.03
Templeton Growth(9c, d, e) Securities
 (formerly Stock) Class 2                            0.83       0.25        0.05         1.13           N/A         1.13
Templeton International Securities (formerly
 International) Class 2(9d, g)                       0.69       0.25        0.19         1.13           N/A         1.13



(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors.

(2) The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 1999 through December 31, 1999 would have been 1.88%.

(3)(a) The investment advisor for the Devon Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse each Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.
   (b) The investment advisor for the High Yield Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.
   (c) The investment advisor for the International Equity Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2000 through October 31, 2000, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.94%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million, 0.70% on assets in excess of $2,500 million; all per year.
   (d) The investment advisor for the REIT Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.96%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.
   (e) The investment advisor for the Small Cap Value Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.

(4) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.65% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund, 1.18% for the Small Cap Index Fund and 1.15% for the EAFE Equity Index Fund.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been:

       Growth 0.75% (service); Asset Manager 0.73% (service); Contrafund 0.75% (service);

(6) Expenses (except for Global Technology Portfolio) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Aggressive Growth, Worldwide Growth, and Balanced Portfolios. Expenses for Global Technology Portfolio are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

(7) Each series has an expense offset arrangement which reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangement and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had the fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:

       0.90% for Capital Opportunities Series
       0.85% for Research Series
       0.89% for Total Return Series
       0.90% for Utilities Series

MFS has contractually agreed, subject to reimbursement, to bear expenses for the Capital Opportunities Series such that such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

(8) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through May 1, 2001 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.0% of the AMT Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, Total Annual Expenses for the portfolio for the year ended December 31, 1999 would have been 1.08%.

(9)(a) A merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund.
   (b) On 2/8/00, fund shareholders approved new management fees, effective 5/1/00. The table shows restated total expenses for the fund based on the new fund fees and the combined assets of the two funds as of 12/31/99, even though the merger and the new fees did not become effective until 5/1/00.
   (c) The fund administration fee is paid indirectly through the management fee.
   (d) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.
   (e) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/01/00 would be estimated as: Management Fees 0.80%, Distribution and Services Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.
   (f) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Global Asset Allocation Fund, effective 5/01/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/01/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the the combined assets, the fund's expenses after 5/1/00 would be estimated as:
       Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%.
   (g) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/01/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

Policy Loans, Withdrawals and Surrenders

You may borrow, within described limits, against the Policy. You may surrender your Policy in full or withdraw part of its value. Upon the maturity of your Policy, you may select one of the annuity settlement options or, prior to maturity, you may apply the value of your Policy, minus surrender charges and loan account amounts, to one of the annuity settlement options.

If you borrow against your policy, interest will accrue at an annual rate which will be the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months prior to the Policy Anniversary month, or 5.0% if greater.


Interest will be credited on the Loan Account Value at an annual rate that is the interest charged on the loan minus a rate not to exceed 0.90%. The minimum interest credited will be no less than 4.0% annually. See page 26.


Changes in Specified Amount


Within certain limits, you may increase or decrease the specified amount. Increases may require evidence of insurability. Currently, the minimum Specified Amount is $100,000. Such changes will affect other aspects of your Policy. See page 27.


LLANY, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

LLANY is a life insurance company chartered under New York law on June 6, 1996. Wholly-owned by The Lincoln National Life Insurance Company ("Lincoln Life") and in turn by Lincoln National Corporation ("LNC"), a publicly held Indiana insurance holding company incorporated in 1968, it is licensed to sell life insurance policies and annuity contracts in New York. Its principal office is at 120 Madison Street, Suite 1700, Syracuse, NY 13202. LLANY, Lincoln Life, LNC and their affiliates comprise the "Lincoln Financial Group" which provides a variety of wealth accumulation and protection products and services.

Account S is a "separate account" of the Company established on March 2, 1999. Account S was established for the purpose of segregating assets attributable to the variable portion of life insurance contracts from other assets of the Company. Under New York law, the assets of Account S attributable to the Policies, through the property of LLANY, are not chargeable with liabilities of any other business of LLANY and are available first to satisfy LLANY's obligations under the Policies. Account S income, gains, and losses are credited to or charged against Account S without regard to other income, gains, or losses of LLANY. The values and investment performance of Account S are not guaranteed. Account S is registered with the Securities and Exchange Commission ("Commission") as a "unit investment trust" under the Investment Company Act of 1940, as amended ("1940 Act") and meets the 1940 Act's definition of "separate account". The Commission does not supervise the management, investment practices, or policies of LLANY or Account S. LLANY has numerous other registered separate accounts which fund its variable life insurance policies and variable annuity contracts.

Account S is divided into Sub-Accounts, each of which is invested solely in the shares of one of the mutual funds available as funding vehicles under the Policies.

On each Valuation Day, Net Premium Payments allocated to Account S will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account S are raised by selling Fund shares at net asset value.


The Funds now available in Account S and their investment objectives are on pages 12 - 18. More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. The Funds may or may not achieve their investment objectives.


Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

LLANY reserves the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and to compliance with regulatory requirements, if in its sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant or in the event a particular Fund is no longer available to LLANY for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

Shares of the Funds may be used by LLANY and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a separate account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

A Policy may also be funded in whole or in part through the "Fixed Account", part of LLANY's General Account supporting its insurance and annuity obligations. The General Account is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. Amounts held in the Fixed Account will be credited with interest at rates LLANY determines from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the Securities Act of 1933, as amended ("1933 Act") in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE

The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

The Policy is available for purchase by corporations or groups where individuals share a common employer or affiliation with a group or sponsoring organization. Each Policy covers a single insured. The Policy may be useful in: funding non-qualified executive deferred compensation; funding salary continuation programs; funding death benefit liabilities or cash flow obligations for executive retirement plans. The Policy should not be considered for employer pension or profit sharing programs.

Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis.

Unless a policy has become a "Modified Endowment Contract" (see page 35), an owner can borrow Policy values tax-free, without surrender charges and at low net interest cost. Policy loans can be a source of retirement income.


Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see page 22).


ALLOCATION OF PREMIUMS

You may allocate all or a part of your Net Premiums to the Fixed Account (part of the Company's General Account) or to the Funds currently available through the Separate Account in connection with the Policy. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. The investment results of the Funds, whose objectives are described below, are likely to differ significantly. Except where otherwise indicated, all of the Funds are diversified, as defined in the 1940 Act.

Any monies received prior to policy issue will be credited with the return attributable to the Money Market Fund from the date of receipt until the day the Policy is issued.

During the Right to Examine Period, the first Net Premium will be allocated in its entirety as of the issue date to the Money Market Fund, regardless of the Policy owner's premium allocation percentages. Any other Net Premium received prior to the expiration of the Right to Examine Period will also be allocated to the Money Market Fund. On the day following the expiration of the Right to Examine Period, the policy value and future Net Premiums will be allocated in accordance with the Policy owner's selected premium allocation percentages.

Fixed Account

The Fixed Account is the only investment option offered with a guaranteed return. Amounts held in the Fixed Account will be credited with interest at rates of not less than 4.0% per year. Additional excess interest of up to 0.5% may be credited to the Fixed Account Value beginning in Policy Year 11. Credited interest rates reflect the Company's return on Fixed Account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

Separate Account

Funds


Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given fund may have a similar investment strategy to those of another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, we cannot guarantee that there will be any correlation between the two investments. Even though the management, strategy and the objectives of the funds are similar, the investment results may vary.

The portfolios, their investment advisors and distributors, and the Funds within each that are available under the Policies are:

American Century Variable Products Group, Inc., managed and distributed by American Century Investment Management, Inc., P.O. Box 419385, Kansas City, MO 64141-6385
     American Century VP Income & Growth Fund
     American Century VP International Fund

American Funds Insurance Series (also known as American Variable Insurance Series) managed by Capital Research and Management Company and distributed by American Funds Distributors, Inc., 333 South Hope Street, Los Angeles, CA 90071

     AFIS Bond Fund--Class 2
     AFIS Global Growth Fund--Class 2
     AFIS Growth Fund--Class 2
     AFIS Growth-Income Fund--Class 2
     AFIS High-Yield Bond Fund--Class 2
     AFIS U.S. Government/AAA Rated Securities Fund--Class 2

Baron Capital Funds Trust, managed by BAMCO, Inc. and distributed by Baron Capital Inc., 767 Fifth Avenue, New York, NY 10153
     Baron Capital Asset Fund--Insurance Shares

Delaware Group Premium Fund, managed by Delaware Management Company, One Commerce Square, Philadelphia, PA 19103 and for International, Delaware International Advisors, LTD., 80 Cheapside, London, England ECV2 6EE and distributed by Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103
     Delaware Group Devon Series--Standard Class
     Delaware Group High Yield Series (formerly Delchester Series)--Standard
      Class
     Delaware Group International Equity Series--Standard Class
     Delaware Group REIT Series--Standard Class
     Delaware Group Small Cap Value Series--Standard Class

Deutsche Asset Management VIT Funds Trust (formerly BT Insurance Funds Trust) managed by Bankers Trust Company, 130 Liberty Street (One Bankers Trust Plaza), New York, NY 10006 and distributed by Provident Distributors, Inc., Four Falls Corporate Center, West Conshohocken, PA 19428
     Deutsche VIT EAFE[RegTM] Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

Fidelity Variable Insurance Products Fund, and Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company and distributed by Fidelity Distributors Corporation, Inc., 82 Devonshire Street, Boston, MA 02103
     Fidelity VIP Growth Portfolio-Service Class
     Fidelity VIP High Income Portfolio--Service Class
     Fidelity VIP Overseas Portfolio--Service Class
     Fidelity VIP II Asset Manager Portfolio-Service Class
     Fidelity VIP II Contrafund Portfolio-Service Class

Franklin Templeton Variable Insurance Products Trust, managed by Templeton Investment Counsel, Inc. Broward Financial Centre, Suite 2100, Fort Lauderdale, FL 33394, and its Templeton and Franklin affiliates and distributed by Franklin/Templeton Distributors, Inc., 777 Mariners Island Blvd., San Mateo, CA 94403-7777.
     Franklin Small Cap Fund-Class 2
     Templeton Asset Strategy Fund-Class 2 (formerly Templeton Asset Allocation
      Fund)
     Templeton Growth Securities Fund-Class 2 (formerly Templeton Stock Fund) Templeton International Securities Fund-Class 2 (formerly Templeton
      International Fund)

Janus Aspen Series, managed by Janus Capital and distributed by Janus Distributors, Inc., 100 Fillmore St., Denver, CO 80206-4928
     Janus Aspen Series Aggressive Growth Portfolio--Institutional Shares Janus Aspen Series Balanced Portfolio--Institutional Shares
     Janus Aspen Series Flexible Income Portfolio--Institutional Shares Janus Aspen Series Global Technology Portfolio--Service Shares
     Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares

Lincoln National Funds, managed by Lincoln Investment Management, Inc., 200 East Berry Street, Fort Wayne, IN 46802 and distributed by Lincoln Financial Advisors, Corp., 350 Church Street, Hartford, CT 06103. Sub-advisors are also noted.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc. (Sub-advised by Janus Capital Corp.)
     LN Equity-Income Fund, Inc. (Sub-advised by Fidelity Management Trust Co.) LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc. (Sub-advised by Vantage Investment
      Advisors)

Lincoln Investment Management, Inc. (Lincoln Investment) has informed the funds to which it provides advisory services that it intends to merge into a newly created series of its affiliate, Delaware Management Business Trust, during the second or third quarter of 2000. Lincoln Investment does not expect the merger to result in any change in the level of advisory services that it currently provides to these funds, although there may be some changes in, and additions to, personnel. See the prospectuses for these funds for more information.

MFS[RegTM] Variable Insurance Trust, managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series
     MFS Capital Opportunities Series

Neuberger Berman Advisers Management Trust, managed and distributed by Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0006
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio

OCC Accumulation Trust, managed by OpCap Advisors and distributed by OCC Distributors, 1345 Avenue of the Americas, New York, NY 10105
     OCC Trust Managed Portfolio

OppenheimerFunds, managed by OppenheimerFunds, Inc., and distributed by OppenheimerFunds Distributors, Inc., Two World Trade Center, New York, NY 10048
     Oppenheimer Main Street Growth and Income Fund/VA

The investment advisory fees charged the Funds by their advisors are shown on pages 6-8.

Below is a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

o American Century VP Income & Growth Fund: Seeks dividend growth, current income and capital appreciation by investing in a diversified portfolio of U.S. stocks.

o American Century VP International Fund: Seeks capital growth, by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets.

o AFIS Bond Fund--Class 2: The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

o AFIS Global Growth Fund--Class 2: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

o AFIS Growth Fund--Class 2: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

o AFIS Growth-Income Fund--Class 2: The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

o AFIS High-Yield Bond Fund--Class 2: The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or lower by Moody's

     Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

o AFIS U.S. Government/AAA Rated Securities Fund--Class 2: The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

o Baron Capital Asset Fund: The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

o Delaware Group Devon Series--Standard Class: Seeks growth and income by investing primarily in income-producing stocks that the manager believes have the potential for above-average dividend increases over time. This fund blends traditional growth and value investment styles.

o Delaware Group High Yield Series--Standard Class (formerly Delchester Series): Seeks total return and, as a secondary objective, high current income. The Series invests in rated and unrated corporate bonds (including high-risk, high-yield bonds commonly known as junk bonds), foreign bonds, U.S. Government securities and commercial paper. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

o Delaware Group International Equity Series--Standard Class: Seeks long-term growth without undue risk to principal by investing primarily in foreign-company stocks with the potential for capital appreciation and income.

o Delaware Group REIT Series--Standard Class: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.

o Delaware Group Small Cap Value Series--Standard Class: Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

o Deutsche VIT EAFE[RegTM] Equity Index Fund: Seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Europe, Australia, Far East Index (the EAFE Index), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.

o Deutsche VIT Equity 500 Index Fund: Seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index, before the deduction of Fund expenses.

o Deutsche VIT Small Cap Index Fund: Seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of approximately 2,000 small-capitalization common stocks.

o Fidelity VIP Growth Portfolio--Service Class: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

o Fidelity VIP High Income Portfolio--Service Class: Seeks high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.

o Fidelity VIP Overseas Portfolio--Service Class: Seeks long-term growth of capital by investing mainly in foreign securities.

o Fidelity VIP II Asset Manager Portfolio--Service Class: Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and money market instruments.

o Fidelity VIP II Contrafund Portfolio--Service Class: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

o Franklin Small Cap Fund--Class 2: Seeks long-term capital growth. It invests primarily in equity securities of U.S. small cap growth companies. Small cap companies are generally those with market cap values of less than $1.5 billion at time of purchase. Franklin Advisers, Inc. serves as the Fund's investment advisor.

o Janus Aspen Series Aggressive Growth Portfolio--Institutional Shares: Seeks long-term growth of capital. Pursues objective in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.

o Janus Aspen Series Balanced Portfolio--Institutional Shares: Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

o Janus Aspen Series Flexible Income Portfolio--Institutional Shares: To seek maximum total return, consistent with preservation of capital. Pursues objective primarily through investments in income-producing securities.

o Janus Aspen Series Global Technology Portfolio--Service Shares: To seek long-term growth of capital. The Portfolio invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities or companies that the portfolio manager believes will benefit significantly from advancements or improvements in technology.

o Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares: Seeks long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

o Lincoln National Bond Fund, Inc.: Seeks maximum current income consistent with prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

o Lincoln National Capital Appreciation Fund, Inc.: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products and services are in high demand. It may also buy some money market securities and bonds, including junk (high risk) bonds.

o Lincoln National Equity-Income Fund, Inc.: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds).

o Lincoln National Money Market Fund, Inc.: Seeks maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

o Lincoln National Social Awareness Fund, Inc.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

o MFS Research Series: Seeks to provide long-term growth of capital and future income.

o MFS Total Return Series: Seeks primarily to provide above-average income (compared to a portfolio entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

o MFS Utilities Series: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

o    MFS Capital Opportunities Series: Seeks capital appreciation.

o Neuberger Berman AMT Mid-Cap Growth Portfolio: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

o Neuberger Berman AMT Partners Portfolio: Seeks capital growth by investing mainly in common stocks of mid- to large capitalization established companies using the value-oriented investment approach. Neuberger Berman Management Inc. serves as the Fund's investment adviser. Neuberger Berman, LLC serves as the Fund's investment sub-adviser.

o OCC Accumulation Trust Managed Portfolio: Seeks to achieve growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on manager's assessments of the relative outlook for such investments.

o Oppenheimer Main Street Growth and Income Fund/VA: Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time the Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

o    Templeton Asset Strategy Fund--Class 2 (formerly Templeton Asset Allocation
     Fund): Seeks a high level of total return. Invests in stocks of companies in any nation, bonds of companies and governments of any nation and in money market instruments, including emerging markets. Assets are allocated among different investments depending upon worldwide market and economic conditions.

o    Templeton Growth Securities Fund--Class 2 (formerly Templeton Stock Fund):
     Seeks long-term capital growth. It invests primarily in stocks of companies in various nations throughout the world, including the U.S. and emerging markets. Templeton Global Advisors Limited serves as the Fund's investment advisor.

o Templeton International Securities Fund--Class 2 (formerly Templeton International Fund): Seeks long-term capital growth. It invests primarily in stocks of companies outside the United States, including emerging markets. Templeton Investment Counsel, Inc. serves as the Fund's investment advisor.


There is no assurance that the Funds will achieve their investment objectives. Policy owners bear the full investment risk of investments in the Funds selected.


Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectuses for the Funds for a discussion of the risks associated with an investment in those funds. You should refer to the accompanying prospectuses of the Funds for more complete information about their investment policies and restrictions.

LLANY has entered into agreements with the various trusts or corporations and their advisors or distributors under which LLANY makes the Funds available under the Policies and performs certain administrative services. In some cases, the advisors or distributors may compensate LLANY at annual rates of between .10% and .40% of assets in a particular Fund attributable to the Policies.


Mixed and Shared Funding


Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policyowners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

Substitution of Securities

If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.

CHARGES & FEES

Premium Load

The premium load is deducted from your premium payments. This load represents sales and administrative expenses associated with the startup and maintenance of the policy.

1. Guaranteed Maximum Premium Load

The premium load is guaranteed to be no higher than the amounts shown in the following table.

                   For Premiums Paid up to     For Premiums Paid greater than
                   Target Premium --           Target Premium --
                   load as a percentage of     load as a percentage of
Policy Year(s)     premium                     premium
----------------   -------------------------   -------------------------------
1                              15%                             6%
2-5                            10%                             6%
6 and after                     6%                             6%

2. Current Premium Load

The premium load is currently as shown in the following table.

                   For Premiums Paid up to     For Premiums Paid greater than
                   Target Premium --           Target Premium --
                   load as a percentage of     load as a percentage of
Policy Year(s)     premium                     premium
----------------   -------------------------   -------------------------------
1                             10.5%                           2.5%
2-5                            7.5%                           1.5%
6-7                            3.5%                           1.5%
8 and after                    1.5%                           1.5%

Premium Load Refund

Upon a full surrender of your Policy within the first 24 months if your Policy is not in default you may be entitled to a credit for some or all of the premium loads which have been deducted from your premium payments. To determine the Surrender Value during the premium load refund period, the Total Account Value will be reduced by the amount of any Loan Account Value, including accrued interest. That amount would be increased by the applicable credit for the premium load. A decrease in the specified amount in Policy Years 1 or 2 will proportionately decrease the amount of the premium load refund.

For Policies surrendered during the first twelve months after the Date of Issue, the refund is 7% of premium paid in the first Policy Year up to the Target Premium and 3% of premium paid in the first Policy Year above Target Premium. For months 13 through 24, the refund is 75% of the First Policy Year refund amount.

Premium Tax Charge

An amount equal to the state and municipal taxes associated with premiums received is deducted from premium payments. For Policies issued or delivered in New York, this charge is currently 1.75% and is guaranteed not to exceed 5% of premium received.

Charges and Fees Assessed Against the Total Account Value

A Monthly Deduction is made from the Total Account Value. The Monthly Deduction is made as of the same day each month, beginning with the Date of Issue. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. The Cost of Insurance is the portion of the monthly deduction attributable to the basic insurance coverage, not including riders, supplemental benefits or monthly expense charges. The Cost of Insurance depends on the Issue Age, risk class of the Insured and the number of Policy Years elapsed and Specified Amount of the Policy.

Once a Policy is issued, Monthly Deductions, including Cost of Insurance charges, will begin as of the Date of Issue, even if the Policy's issuance was delayed due to underwriting requirements, and will be in amounts based on the Specified Amount of the Policy issued, even if any temporary insurance coverage provided during the underwriting period was for a lesser amount.

The Monthly Deduction also includes a monthly administrative expense charge of $6 currently, guaranteed not to exceed $10 during all Policy Years.

The monthly administrative expense charge is for items such as premium billing and collection, Policy value calculation, confirmations and periodic reports and will not exceed our costs. The Monthly Deduction is deducted proportionately from each funding option, if more than one is used. This is accomplished by liquidating Accumulation Units and withdrawing the value of the liquidated Accumulation Units from each funding option in the same proportion as their respective values have to your Fixed Account and Separate Account Values.

Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of Account S for mortality and expense risks assumed by it in connection with the Policy.

Currently, the amount of this charge, on an annualized basis, is the following percentage of Policy value in the Separate Account:

                        Annualized Mortality and
  Policy Years          Expense Risk Charge
  1-10                      0.70%
  11 and later              0.35%

The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 1.25% of average daily net assets in Policy Years 1-10 and 0.90% of average daily net assets in Policy Years 11 and thereafter, on an annualized basis.

Reduction of Charges

The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization. Each Policy covers a single insured. We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the Policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any Policy owners.

POLICY CHOICES

When you buy a Policy, you make several important choices:

o    The amount of premium you intend to pay;

o Which one of the three Death Benefit Options you would like, and the Premium Accumulation Rate you would like if you choose Death Benefit Option 3;

o The way your net premiums will be allocated to the Funds and/or the Fixed Account.

Each of these choices is described in detail below:

Premium Payments

Planned Premiums are those premiums you choose to pay on a scheduled basis. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Additional Premiums are any premiums you pay in addition to Planned Premiums.

Payment of Minimum Monthly Premiums, Planned Premiums, or Additional Premiums in any amount will not guarantee that your Policy will remain in force. Conversely, failure to pay Planned Premiums or Additional Premiums will not necessarily cause your Policy to lapse. The Policy's surrender value must be sufficient to cover the next Monthly Deduction.

At any time, you may increase your Planned Premium by written notice to us, or pay Additional Premiums, except that:

o We may require evidence of insurability if the Additional Premium or the new Planned Premium during the current Policy Year increases the difference between the Death Benefit and the Total Account Value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without investing such amounts in the underlying funding options.

o If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitations, we will only accept that portion of the premium which will make total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

o If you make a sufficient premium payment when you apply for a Policy, and have answered favorably to certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

o After your first premium payment all premiums must be sent to our Administrative Office. Your premium payments received will be allocated as you have directed and amounts allocated to the Funds will be credited at the Accumulation Unit value determined at the end of the business day after each payment is received.

You may reallocate your future premium payments at any time free of charge. Any reallocation will apply to premium payments made after you have received written verification from us.

Under limited circumstances, we may backdate a Policy, upon request, by assigning a Date of Issue earlier than the date the application is signed, but no earlier than six months prior to state approval of the Policy. The Date of Issue is the date from which policy years, policy anniversaries and Attained Age are determined. The Date of Coverage is the date on or after the Date of Issue that the initial premium has been paid (1) while the Insured is alive and (2) prior to any change in health and insurability, as represented in the application. Issue Age is the Insured's age on his/her birthday closest to the Policy Date of Issue. Backdating may be desirable, for example, so that you can purchase a particular Specified Amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the Date of Issue and the date the initial premium is invested in the Separate Account. Backdating of your Policy will not affect the date on which your premium payments are credited to the Separate Account and you are credited with Accumulation Units. You cannot be credited with Accumulation Units until your Net Premium Payment is actually deposited in the Separate Account. (See "Policy Values.")

If we decline an application for a policy we will refund all premium payments made.

This Policy must satisfy the Cash Value Accumulation testing method to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. This requires a life insurance policy to meet minimum ratios of life insurance coverage to Total Account Value. We refer to the ratios as Applicable Percentages. We refer to required life insurance coverage in excess of the Total Account Value as the Death Benefit corridor.

The Cash Value Accumulation test does not limit premiums which may be paid but has required Applicable Percentages. For example, Applicable Percentages for Non-Smokers range from 730% at Attained Age 20 to 380% at Attained Age 40 to 100% at Attained Age 100.

The payment of higher premiums, which is associated with the Cash Value Accumulation method, increases the possibility that the amount paid into the Policy will exceed the amount that would have been paid had the Policy provided for seven level annual premiums (the "7-pay test"). If premiums paid exceed such limits during any 7-pay testing period, any partial surrender or Policy loan may be subject to federal income taxation.

Death Benefit Options

At the time of purchase, you must choose from three available Death Benefit Options. The amount payable under the option chosen will be determined as of the date of the Insured's death. The Death Benefit may be affected by partial surrenders.

The Death Benefit for all three options will be reduced by the Loan Account Value plus any accrued interest.

Under Option 1, the Death Benefit will be the greater of the Specified Amount or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 1 generally provides a level Death Benefit.

Under Option 2, the Death Benefit will be the greater of the Specified Amount, plus the Total Account Value or the Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 2 provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options you choose.

Under Option 3, the Death Benefit will be the greater of the Specified Amount plus the Accumulated Premium(s) accumulated at the Premium Accumulation Rate or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value but will not exceed the total Death Benefit paid under Option 2. This option may only be selected at issue.


The Accumulated Premium is the sum of all the premiums paid from the Date of Issue accumulated at the Premium Accumulation Rate. You select the Premium Accumulation Rate at issue. Any rate requested in excess of 10% may be subject to additional underwriting.


The choice of Death Benefit Option should be based upon the pattern of Death Benefits which best matches the intended use of the Policy. For example, an Option 1 Policy should be chosen for a simple, fixed, level total Death Benefit need. Option 2 would be chosen to provide a level death benefit in addition to the Policy Total Account Value, and Option 3 would provide a level death benefit for the Specified Amount plus a return of Accumulated Premiums.

Choosing the option which provides the lowest pattern of Death Benefits which meets the desired need will be the most efficient for accumulating potential cash value, since the lower Cost of Insurance charges will improve the growth or preservation of the Total Account Value. Other than providing the appropriate pattern of desired Death Benefits, there is no economic advantage of one option over another, since the Cost of Insurance charges for all three Options are based upon the amount at risk, the difference between the Death Benefit and the Total Account Value each month.

The same is true for the choice of a Premium Accumulation Rate under Option 3. Choice of a higher Premium Accumulation Rate will cause the death benefit to increase more rapidly, but this will also generate higher Cost of Insurance charges and lower the potential growth in Total Account Value.

Allocations and Transfers to Funding Options

At purchase, you must decide how to allocate your Net Premiums among the Funds and/or the Fixed Account. Net Premiums must be allocated in whole percentages. You should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to or transferring values among the Funds.

Before the Maturity Date, you may transfer Policy values from one Fund to another at any time, or to the Fixed Account. After the first 18 months from Date of Issue the Company reserves the right to charge $25 for each transfer after the twelfth transfer per year. Within 45 days after each Policy anniversary, and before the Maturity Date, you may also transfer a portion of the Fixed Account Value to one or more Funds. A transfer from the Fixed Account is allowed only once in the 45-day period after the Policy Anniversary and will be effective as of the next Valuation Period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 25% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1000.

Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values determined at the end of the Valuation Period after your request is received by our Administrative Office. (See "Accumulation Unit Value.") The Valuation Period is the period of time from when the Company determines the Accumulation Unit Value and Settlement Option Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

POLICY VALUES

Total Account Value

The Total Account Value is the sum of the Fixed Account Value, the Separate Account Value and the Loan Account Value.

We will allocate each Net Premium (the premium paid, less both the premium load and the premium tax charge) to a funding option in the Separate Account and credit it in the form of Accumulation Units. An Accumulation Unit is used to measure the value of a Policy owner's interest in each applicable funding option used to calculate the value of the variable portion of the Total Account Value before election of a settlement option. We will credit each Net Premium we receive after your policy is issued to your Policy at the Accumulation Unit Value for a selected Fund at the end of the business day we receive it. The number of Accumulation Units credited is the Net Premium divided by that Accumulation Unit Value. Shares in each Fund you select will be purchased for the Separate Account at the Fund's net asset value next computed after we receive the Net Premium. Since each Fund has its own Accumulation Unit value if you choose a combination of funding options, you will have Accumulation Units credited for each funding option.

Separate Account Value is the sum of values in each Separate Account funding option which is the total number of Accumulation Units times the current Accumulation Unit Value. To that we add any Fixed Account values and any Loan Account Values to arrive at the Policy's Total Account Value.

The number of Accumulation Units you have is not changed by any change in the value of an Accumulation Unit. The number is increased by contributions or transfers and decreased by charges and withdrawals.

There is no guarantee that the Separate Account Value will equal or exceed Net Premiums placed in the Separate Account.

We will notify you annually as to the number of Accumulation Units credited to your Policy for each Fund, the current Accumulation Unit values, the Separate Account Value, the Fixed Account Value, and the Total Account Value.

Accumulation Unit Value

We convert any Net Premium payment allocated to, or Policy Value transferred to a Sub-Account into Accumulation Units. The Accumulation Unit Value for a Sub-Account is determined by:


o multiplying the Fund shares owned by the Sub-Account at the beginning of the business day by the net asset value per share at the end of the business day and adding any dividend or other distribution during the business day; minus


o    the daily Sub-Account charges, including any tax charge or credit; and

o dividing the result of the foregoing subtraction by the number of Accumulation Units for that Sub-Account at the beginning of the business day.

The Accumulation Unit Value may increase or decrease from business day to business day.

Maturity Value

The Maturity Date is the Policy Anniversary nearest the Insured's 100th birthday.

The Maturity Value of the Policy is the Total Account Value on the Maturity Date, less the Loan Account Value and any unpaid accrued interest.

Surrender Value

The Surrender Value of your Policy is the amount you can receive in cash by surrendering the Policy. This equals the Total Account Value minus the Loan Account Value and any accrued interest, plus any credit for premium loads paid. All or part of the Surrender Value may be applied to one or more of the Settlement Options. If you make a full surrender, all coverage under the Policy will automatically terminate and may not be reinstated.

POLICY RIGHTS

Partial Surrenders

A partial surrender may be made at any time after the first Policy Year. If, at the time of a partial surrender your Total Account Value is attributable to more than one funding option, the transaction charge and the amount paid to you upon the surrender will be taken proportionately from the Accumulation Unit values in each funding option.

The amount of a partial surrender may not exceed the Surrender Value on the date the request is received and may not be less than $500.

Partial surrenders may only be made prior to election of a Settlement Option.

For an Option 1 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

For an Option 2 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value and the Death Benefit, but it will not reduce the Specified Amount.

For an Option 3 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

We will pay you on a full or partial surrender within seven calendar days after we receive your written request in our Administrative Office in satisfactory form. Payment may be postponed if the New York Stock Exchange has been closed or trading has been restricted or an emergency exists. Your payment from the Fixed Account Values may be deferred up to six months except when used to pay premiums to the Company.

The Specified Amount remaining in force after a partial surrender may not be less than $100,000. Any request for partial surrender that would reduce the Specified Amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

Reinstatement of a Lapsed Policy

A lapse occurs if your Monthly Deduction is greater than the Policy's Surrender Value and you make no payment to cover the deduction within 61 days of our notifying you.

You can apply for reinstatement within five years after the date of lapse and before the Maturity Date. To reinstate your Policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current Monthly Deductions, plus two additional Monthly Deductions. In the event of reinstatement, the Policy will be reinstated on the Monthly Deduction day following our approval. The Policy's Total Account Value at reinstatement will be the net premium paid less the Monthly Deduction due that day. Any loan Account Value will not be reinstated.

Policy Loans

The maximum loan amount is 90% of Total Account Value. The Loan Account Value, which is the loan amount plus interest, reduces any proceeds payable.

Any loan made will be taken proportionally from the amount in each funding option. Repayments on the loan will be allocated in proportion to current premium allocations, and will reduce the Loan Account Value.

The annual rate we charge during any Policy Year will be:

o the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the Policy Anniversary occurs, or, if greater,

o    5%

This rate may increase only when it would be at least 0.5% higher than the prior Policy Year's and decrease only when it would be at least 0.5% lower than the prior Policy Year's.

When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a Policy. Any unpaid interest is added to the loan.

The Loan Account Value will earn interest at an annual rate equal to the greater of:

o    the policy loan interest rate less an annual rate not to exceed 0.90%; or

o    4.0%

The interest earned by the Loan Account Value will be added to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan amount was originally deducted from these values.

Policy Changes

You may make changes to your Policy as described below by submitting a written request to our Administrative Office in a form satisfactory to us.

Increases: You may increase the Specified Amount of your Policy any time subject to satisfactory evidence of insurability which may be required.


Decreases: Generally, you may decrease the Specified Amount of your Policy; however, no decrease may reduce the Specified Amount below the minimum for the type of Policy (see "Death Benefit Options"), and the availability of decreases before the fifth Policy Year is subject to approval of this feature by the New York Insurance Department and to the Company's satisfaction that the decrease is intended to meet a legitimate, non-insurance related business need of the Policy owner.


The new Specified Amount will equal the Specified Amount less the Total Account Value at the time of the change.

o Changes from Death Benefit Option 1 to Death Benefit Option 2 are allowed at any time. The new Specified Amount will equal the Specified Amount less the Total Account Value at the time of the change.

o Changes from Death Benefit Option 2 to Death Benefit Option 1 are allowed at any time. The new Specified Amount will equal the Specified Amount plus the Total Account Value as of the time of the change.

o Changes from Death Benefit Option 3 to Death Benefit Option 1 are allowed at any time. The Specified Amount will be increased to equal the Specified Amount prior to the change plus the lesser of the Accumulated Premiums or the Total Account Value at the time of the change.

o Changes from Death Benefit Option 3 to Death Benefit Option 2 are allowed at any time. The Specified Amount will be reduced to equal the Specified Amount prior to the change minus the difference between the Total Account Value and the sum of the Accumulated Premiums at the time of the change.

o Changes from Death Benefit Options 1 or 2 to Death Benefit Option 3 are not allowed.

Right to Examine the Policy

The Policy has a "Right to Examine Period" during which you may examine the Policy. If, for any reason, you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days after you receive the Policy. If you return (cancel) the Policy, we will pay a refund equal to all premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums you paid by check may be delayed until the check clears your bank.

DEATH BENEFIT

The Death Benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of the Insured's death (a certified copy of the death certificate), unless you or the beneficiary have elected that it be paid under one or more of the Settlement Options or such options as we may choose to make available in the future. Payment of the Death Benefit may be delayed if the Policy is being contested.

POLICY SETTLEMENT

Settlement Options

Proceeds in the form of Settlement Options are payable by the Company upon the Insured's death, upon Maturity of the Policy, or upon election of one of the Settlement Options.

Upon the death of the Insured, the proceeds of the Policy will be paid to the Beneficiary(ies) in the form of an annuity in Settlement Option 1, 2 or 3 if the Beneficiary(ies) so elect. An annuity is a series of payments for a definite period of time or for the life of an individual. For Settlement Option 4, payments of requested amounts are made at the request of the Payee or payments may be through one of the other available Settlement Options.

All or part of the Proceeds of this Policy may be applied, under one or more of the options described below. An election shall be made by written request to our Administrative Office. The Payee of Proceeds may make this election if no prior election has been made.

The Payee must designate whether the payments will be:

o    on a fixed basis,

o    on a variable basis, or

o    a combination of fixed and variable bases.

Variable Settlement Options will be supported by the then available Funds of the Company's Variable Annuity Account N (Account N), a separate account very similar to the Separate Account, except that Account N supports variable annuity benefits rather than variable life insurance benefits. We will provide an Account N prospectus in connection with selection of a Settlement Option. That prospectus will describe the available Funds, the cost and expenses of such Funds and the charges imposed on Account N. The available Funds may be, and the charges imposed on Account N are expected to be, different from those that relate to the Separate Account prior to commencement of a Settlement Option. Accordingly, you should review the Account N prospectus, as well as prospectuses for Account N's underlying Funds, prior to selecting any variable payment Settlement Option. A minimum monthly payment of $50 from each funding option will be required.

You make transfers among Funds while receiving payments on a variable basis under our administrative procedures in effect at the time. Currently, we limit the number of transfers to three per calendar year, but we can change this limit in the future.

If no designation is made, the Separate Account Value shall be used to provide a variable payment, and the Fixed Account Value shall be used to provide a fixed payment.

If a fixed annuity is chosen, the annuity purchase rate for the option chosen will reflect at least the minimum guaranteed interest rate of 3.0%.

Annuity Payment Options:

Option 1 -- Life Annuity/Life Annuity with Guaranteed Period -- Fixed and/or variable annuity payments will be made for the lifetime of the Annuitant with no certain period, or life and a 10 year certain period, or life and a 20 year certain period.

Option 2 -- Unit Refund Life Annuity -- Variable annuity payments will be made for the lifetime of the Annuitant with the guarantee that upon death, if (a) the number of the Fund settlement option annuity units initially purchased (determined by dividing the total dollar amount applied to purchase this settlement option by the Fund settlement option annuity unit value on the Annuity Commencement Date) is greater than (b) the number of Fund settlement option annuity units paid as part of each variable annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death; then a refund payment equal to the number of Fund settlement option annuity units determined by (a) minus (b) will be made. The refund payment value will be determined using the Fund settlement option annuity unit value on the Valuation Date on which the death claim is approved by us for payment after we have received (1) proof of death acceptable to us; (2) written authorization for payment; and (3) all claim forms, fully completed.

Option 3 -- Cash Refund Life Annuity -- Fixed annuity payments will be made for the lifetime of the Annuitant with the guarantee that upon death, if (a) the total dollar amount applied to purchase this option is greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death; then a refund payment equal to the dollar amount of (a) minus (b) will be made. The refund payment will be made on the Valuation Date on which the death claim is approved by us for payment after we are in receipt of (1) proof of death acceptable to us; (2) written authorization for payment; and (3) all claim forms, fully completed.

Option 4 -- Joint Life Annuity/Joint Life Annuity with Guaranteed Period -- Fixed and/or variable payments will be made during the joint life of the Annuitant and a Joint Annuitant of the Owner's choice. Payments will be made for life with no certain period, or life and a 10 year certain period, or life and a 20 year certain period. Payments continue for the life of the survivor at the death of the Annuitant or Joint Annuitant.

Other Options -- other options may be available as agreed upon in writing by us.

TERM INSURANCE RIDER

The Policy can be issued with a Term Insurance Rider as a portion of the total Death Benefit. The Rider provides term life insurance on the life of the Insured, which is annually renewable to Attained Age 100. This rider will continue in effect unless explicitly canceled by the Policy owner. The Rider provides a vehicle for short-term insurance protection for Policy owners who desire lower required premiums under the Policy, in anticipation of growth in Total Account Value to fund life insurance coverage in later Policy Years. However, term coverage does not have an associated Account Value. The amount of coverage provided under the Rider's Benefit Amount, varies from month to month.

The Benefit Amount is the Target Face Amount minus the Specified Amount. However, if the Death Benefit of the Policy is defined as a percentage of the Total Account Value, the Benefit Amount is zero.

The cost of the Rider is added to the Monthly Deductions, and is based on the Insured's premium class, Issue Age and the number of Policy Years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy Year.

If the Policy's Death Benefit increases as a result of an increase in Total Account Value (see "Life Insurance Qualification"), the Rider's Target Death Benefit will be reduced by an equivalent amount to maintain the total desired Death Benefit.

The Rider's Death Benefit is included in the total Death Benefit paid under the Policy. (See "Death Benefit Options.")

THE COMPANY

Directors and Officers of LLANY

The following persons are Directors and Officers of LLANY. Except as indicated below, the address of each is 120 Madison Street, Suite 1700, Syracuse, NY 13202, and each has been employed by LLANY or its affiliates for more than 5 years.

      Name, Address and
 Position(s) with Registrant               Principal Occupations Last Five Years
-----------------------------   ----------------------------------------------------------
Roland C. Baker                 President and Director [1/95-present], First Penn-Pacific
Director                        Life Insurance Co. Formerly: Chairman and CEO
1801 S. Meyers Road             [7/88-1/95], Baker, Rakish, Shipley & Politzer, Inc.
Oakbrook Terrace, IL 60181

      Name, Address and
 Position(s) with Registrant               Principal Occupations Last Five Years
-----------------------------   ----------------------------------------------------------
J. Patrick Barrett              Chairman and Chief Executive Officer, CARPAT
Director                        Investments [9/87-present]; President, Chief Operating
One Telergy Parkway             Officer and Director, Telergy, Inc. [4/98-present]; Chief
East Syracuse, NY 13057         Executive Officer and Director, Syracuse Executive Air
                                Service, Inc. [3/89-present]; Director, Bennington Iron
                                Works, Inc. [6/89-present]; Director, Coyne Industrial
                                Enterprises Corp. [1998-present].

David N. Becker                 Vice President and Chief Actuarial Officer, The Lincoln
Second Vice President and       National Life Insurance Co.
Appointed Actuary
1300 South Clinton Street
Fort Wayne, IN 46802

Thomas D. Bell, Jr.             President and Chief Executive Officer Young & Rubicam
Director                        [1/00-present]. Formerly: President and Chief Executive
285 Madison Avenue              Officer [4/95-9/98], Burson-Marstellar; Vice Chairman
New York, NY 10017              [4/94-5/95], Gulfstream Aerospace Corp.

Jon A. Boscia                   President, Chief Executive Officer and Director, Lincoln
Director                        National Corp. [1/98-present]. Formerly: President and
Centre Square                   Chief Executive Officer [10/96-1/98], President and Chief
West Tower                      Operating Officer [5/94-10/96] The Lincoln National Life
Suite 3900                      Insurance Co.
Philadelphia, PA 19102

Joanne B. Collins               President, Treasurer and Director, Lincoln Life & Annuity
President, Treasurer and        Company of New York [8/99-present]; Second Vice
Director                        President Lincoln National Corporation [4/96-present].
                                Formerly: Second Vice President [9/84-3/96] Lincoln
                                National Corporation - Reinsurance.

John H. Gotta                   Director, Second Vice President and Assistant Secretary
Director, Second Vice           [12/99-present], Lincoln Life & Annuity Company of
President and Assistant         New York; Chief Executive Officer of Life Insurance,
Secretary                       Senior Vice President and Assistant Secretary [12/99-
350 Church Street               present] The Lincoln National Life Insurance Company.
Hartford, CT 06103              Formerly: Senior Vice President and Assistant Secretary
                                [4/98-12/99]; Senior Vice President [2/98-4/98]; Vice
                                President and General Manager [1/98-2/98] The Lincoln
                                National Life Insurance Co.; Senior Vice President,
                                Connecticut General Life Insurance Company [3/96-
                                12/97]; Vice President, Connecticut (Massachusetts
                                Mutual) Mutual Life Insurance Company [8/94-3/96].

Barbara S. Kowalczyk            Senior Vice President, Corporation Planning [5/94-
Director                        present] Lincoln National Corporation
Centre Square
West Tower
1500 Market Street
Suite 3900
Philadelphia, PA 19102

      Name, Address and
 Position(s) with Registrant               Principal Occupations Last Five Years
-----------------------------   ----------------------------------------------------------
Marguerite L. Lachman           Principal [11/99-present], Lend Lease Real Estate
Director                        Investments. Formerly: Managing Director [4/87-11/99],
437 Madison Avenue              Schroeder Real Estate Associates.
18th Floor
New York, NY 10022

Louis G. Marcoccia              Senior Vice President for Business, Finance and
Director                        Administrative Services, Syracuse University
Syracuse University             [1975-present]. Formerly: Auditor [1969-1975]
Syracuse, NY 13244              Price Waterhouse.

Troy D. Panning                 Second Vice President and Chief Financial Officer
Second Vice President and       [11/96-present], Lincoln Life & Annuity Company of
Chief Financial Officer         New York. Formerly: Accountant [9/90-11/96], Ernst
                                & Young LLP

John M. Pietruski               Chairman of the Board, Texas Biotechnology Corp.
Director
One Penn Plaza
Suite 3408
New York, NY 10119

Lawrence T. Rowland             Chairman, Chief Executive Officer, President and Director
Director                        [10/96-present] Lincoln National Reassurance Co.
1700 Magnavox Way               Formerly: Senior Vice President [10/95-10/96]; Vice
One Reinsurance Place           President [10/91-10/95] Lincoln National Life
Fort Wayne, IN 46802            Reinsurance Co.

Richard C. Vaughan              Executive Vice President and Chief Financial Officer
Director                        [1/95-present]. Formerly: Senior Vice President
Centre Square                   and Chief Financial Officer [6/92-1/95] Lincoln National
West Tower                      Corp.
1500 Market Street
Suite 3900
Philadelphia, PA 19102


ADDITIONAL INFORMATION

Reports to Policyowners

Within 30 days after each Policy Anniversary and before proceeds are applied to a Settlement Option, we will send you a report containing the following information:

o a statement of changes in the Total Account Value and Surrender Value since the prior report or since the Date of Issue, if there has been no prior report. This includes a statement of Monthly Deductions and investment results and any interest earnings for the report period;

o Surrender Value, Death Benefit, and any Loan Account Value as of the Policy Anniversary;

o a projection of the Total Account Value, Loan Account Value and Surrender Value as of the succeeding Policy Anniversary.

If you have Policy values funded in a Separate Account you will receive, in addition, such periodic reports as may be required by the Commission.

Right to Instruct Voting of Fund Shares


In accordance with our view of present applicable law, we will vote the shares of each of the Funds held in each Separate Account. To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct. The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from Policy owners. However, if the 1940 Act or any regulations thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.


The number of Fund shares which each Policy owner is entitled to direct a vote is determined by dividing the portion of Total Account Value attributable to a Fund, if any, by the net asset value of one share in the Fund. Where the value of the Total Account Value or the Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund. The number of shares which a person has a right to vote will be determined as of a date to be chosen by us, but not more than 90 days before the meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days before such meeting. Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to Policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through Account S.

Policy owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

Disregard of Voting Instructions

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would have an adverse effect on the Separate Account in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policy owners.

State Regulation

We are subject to regulation and supervision by the Insurance Department of the state of New York, which periodically examines our affairs. The Policies have been approved by the New York Insurance Department.

We are required to submit annual statements of our operations, including financial statements, to the New York Insurance Department, for the purposes of determining solvency and compliance with insurance laws and regulations.

Legal Matters

LLANY may be involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business.

The Registration Statement

A Registration Statement under the 1933 Act has been filed with the Commission relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC, upon payment of the Commission's prescribed fees.

Distribution of the Policies


The Policy will be sold by individuals and entities, who in addition to being appointed as life insurance agents for LLANY are also registered representatives of Lincoln Financial Advisors Corporation, an affiliate of LLANY, or of other registered broker-dealers who maintain a selling relationship with LLANY. Registered broker-dealers and registered representatives of broker-dealers ordinarily receive commission and service fees up to 35% of the first year premium as defined and limited by Internal Revenue Code Section 7702, plus up to 10% of all other premiums paid. A registered representative or registered broker-dealer may be required to return all or part of any commission if the Policy is not continued for a certain period. All compensation is paid from LLANY resources, which include sales charges made under this policy.


Records and Accounts

Andesa, TPA, Inc., Suite 502, 1621 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of LLANY as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Funds shares held in the Separate Account will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

Experts


The statutory-basis financial statements of LLANY appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report which also appears elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their report given on their authority as experts in accounting and auditing.


Legal matters included in this prospectus have been examined by Robert O. Sheppard, Esq. as stated in the opinion filed as an exhibit to the registration statement.

Actuarial matters included in this prospectus have been examined by Ronald D. Franzluebbers, FSA as stated in the opinion filed as an exhibit to this registration statement.

Advertising

We are a member of Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


TAX ISSUES

Introduction. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Life Insurance Contracts In General

Tax Status of the Policy. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

Investments in the Separate Account must be diversified. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the subaccounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on investment options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No guarantees regarding tax treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

Tax treatment of life insurance death benefit proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

Tax deferral during accumulation period. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

Policies Which Are MECS

Characterization of a policy as a MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

Tax treatment of withdrawals, loans, assignments and pledges under MECs. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty taxes payable on withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59-1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

Policies Which Are Not MECS

Tax treatment of withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain distributions required by the tax law in the first 15 policy years.
Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

Tax treatment of loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in the your income.

Other Considerations

Insured lives past age 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

Compliance with the tax law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

Disallowance of interest deductions. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

Federal income tax withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes In The Policy Or Changes In The Law. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Tax Status Of LLANY

Under existing Federal income tax laws, LLANY does not pay tax on investment income and realized capital gains of the Separate Account. LLANY does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


MISCELLANEOUS POLICY PROVISIONS

The Policy, including riders, which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

Payment of Benefits

All benefits are payable by us. We may require submission of the Policy before we grant loans, make changes or pay benefits.

Age

If age is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the current age.

Incontestability

We will not contest coverage under the Policy after the Policy has been in force during the lifetime of the insured for a period of two years from the Policy's Date of Issue.

For coverage which takes effect on a later date (e.g., an increase in coverage), we will not contest such coverage after it has been in force during the lifetime of the Insured more than two years from its effective date.

Suicide

If the Insured commits suicide within two years from the Date of Issue, the only benefit paid will be the sum of:

a)   premiums paid less amounts allocated to the Separate Account; and

b) the Separate Account Value on the date of suicide, plus the portion of the Monthly Deduction from the Separate Account Value, minus

c) the amount necessary to repay any loans in full and any interest earned on the Loan Account Value transferred to the Separate Account Value, and any surrenders from the Fixed Account.

If the Insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the Monthly Deduction for the increase, in lieu of the face amount of the increase.

All amounts described in (a) and (c) above will be calculated as of the date of death.

Coverage Beyond Maturity

The New York Insurance Department does not permit coverage beyond the Maturity Date.

Nonparticipation

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

                                   Appendix A


Illustrations of Death Benefit, Total Account Values and Surrender Values.


The following tables illustrate how the Death Benefit, Total Account Values and Surrender Values of a Policy change with the investment experience of the variable funding options. The tables show how the Death Benefit, Total Account Values and Surrender Values of a Policy issued with an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross after tax annual rate of 0%, 6%, and 12%, respectively.

Tables I and II illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for fully underwriting issue. Tables III and IV illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables V and VI illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for simplified issue underwriting. All Tables show values under the Cash Value Accumulation Test for the definition of life insurance. The Death Benefit, Total Account Values, and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at an assumed rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over a designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through eleventh columns illustrate the Surrender Values of each Policy over the designated period. Tables I, III, and V assume the maximum Cost of Insurance allowable under the Policy is charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 1.25% in Policy Years 1-10 and 0.90% in Policy Years 11 and thereafter on an annual basis, the maximum allowable premium load of 15% up to the first year's Target Premium and 6% over the Target Premium, are assessed in the first Policy Year; the maximum allowable premium load of 10% up to the second year's Target Premium and 6% over the Target Premium, are assessed in the second through fifth Policy Year and 6% on all premium in all Policy years thereafter, and an assumed Premium Tax charge of 5% on all premium in all Policy Years.

Tables II, IV and VI assume that the current scale of Cost of Insurance rates applies during all Policy Years. These tables also assume the current mortality and expense risk charge of 0.70% on an annual basis for the first 10 Policy Years, and 0.35% for Policy Years 11 and thereafter, the current premium load of 10.5% up to the first year's Target Premium and 2.5% over the Target Premium are assumed in the first Policy Year, the current premium load of 7.5% up to the second through the fifth years' Target Premiums and 1.5% over the Target Premiums are assumed in the second through fifth Policy Years, the current load of 3.5% up to the seventh year's Target Premiums and 1.5% over the Target Premiums are assumed in the sixth and seventh Policy Years, 1.5% on all premiums in all Policy Years thereafter, and an assumed Premium Tax charge of 1.75% on all premiums in all Policy Years.

The amounts shown for Death Benefit, Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and Separate Account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See individual prospectuses for each Fund for more information.

In addition, these values reflect the application of the mortality and expense risk charge, premium load and assumed premium tax charge described above. After deduction of these amounts, the illustrated net annual return on a maximum charge basis is -2.06%, 3.94% and 9.94% for Policy Years 1-10 and -1.71%, 4.29% and 10.29% on a maximum charge basis for Policy Years 11 and thereafter. The illustrated net annual return on a current charge basis is -1.51%, 4.49% and 10.49% for Policy Years 1-10 and -1.16%, 4.84% and 10.84% for Policy Years 11 and thereafter.

The amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.81% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 1999.

Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly by each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the portfolio expense table. Assuming those waivers and reimbursements were discontinued, the Fund investment advisory fees and other expenses arithmetic average would be equivalent to an annual effective rate of 0.86% of the daily net asset value of the Separate Account.


The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Surrender Values illustrated.

The tables illustrate the Policy Values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all Net Premiums were allocated to Account S, and if no Policy loans have been made. The tables are based on the assumptions that the Policyowner has not requested an increase or decrease in the Specified Amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured's age, and underwriting classification, the Specified Amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                     Table I

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                      ISSUE AGE 45 PREFERRED NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                               FULLY UNDERWRITTEN
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $497,803   $497,803    $  497,803   $ 17,929   $ 19,077    $   20,225
 2                53,813     497,803    497,803       497,803     36,660     40,155        43,791
 3                82,754     497,803    497,803       497,803     54,949     62,018        69,665
 4               113,142     497,803    497,803       497,803     72,798     84,696        98,084
 5               145,049     497,803    497,803       497,803     90,222    108,235       129,329
 6               178,551     497,803    497,803       497,803    108,210    133,720       164,806
 7               213,729     497,803    497,803       542,534    125,756    160,187       203,750
 8               224,415     497,803    497,803       572,715    120,953    164,433       221,874
 9               235,636     497,803    497,803       604,561    116,020    168,688       241,533
10               247,418     497,803    497,803       638,156    110,924    172,930       262,835
15               315,775     497,803    497,803       849,796     83,776    197,001       405,183
20               403,017     497,803    497,803     1,130,471     46,179    219,215       617,660
25               514,362           0    497,803     1,501,775          0    233,989       926,906
30               656,471           0    497,803     1,990,031          0    230,664     1,366,817
20 (Age 65)      403,017     497,803    497,803     1,130,471     46,179    219,215       617,660

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 19,679   $ 20,827    $   21,975
 2               37,972     41,467        45,103
 3               54,949     62,018        69,665
 4               72,798     84,696        98,084
 5               90,222    108,235       129,329
 6              108,210    133,720       164,806
 7              125,756    160,187       203,750
 8              120,953    164,433       221,874
 9              116,020    168,688       241,533
10              110,924    172,930       262,835
15               83,776    197,001       405,183
20               46,179    219,215       617,660
25                    0    233,989       926,906
30                    0    230,664     1,366,817
20 (Age 65)      46,179    219,215       617,660


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table II

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                      ISSUE AGE 45 PREFERRED NONSMOKER RISK
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                               FULLY UNDERWRITTEN
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $497,803   $497,803    $  497,803   $ 20,630   $ 21,912    $   23,195
 2                53,813     497,803    497,803       497,803     41,530     45,434        49,494
 3                82,754     497,803    497,803       497,803     61,982     69,884        78,430
 4               113,142     497,803    497,803       497,803     82,022     95,341       110,325
 5               145,049     497,803    497,803       497,803    101,688    121,891       145,543
 6               178,551     497,803    497,803       509,912    122,004    150,669       185,588
 7               213,729     497,803    497,803       611,338    141,994    180,761       229,589
 8               224,415     497,803    497,803       650,475    138,367    187,518       251,999
 9               235,636     497,803    497,803       692,277    134,684    194,522       276,577
10               247,418     497,803    497,803       736,923    130,923    201,769       303,514
15               315,775     497,803    514,967     1,024,664    111,827    245,537       488,561
20               403,017     497,803    544,105     1,431,093     86,959    297,285       781,912
25               514,362     497,803    585,298     2,034,884     57,846    361,250     1,255,944
30               656,471     497,803    636,747     2,926,057     15,639    437,338     2,009,709
20 (Age 65)      403,017     497,803    544,105     1,431,093     86,959    297,285       781,912

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 22,380   $ 23,662    $   24,945
 2               42,843     46,747        50,807
 3               61,982     69,884        78,430
 4               82,022     95,341       110,325
 5              101,688    121,891       145,543
 6              122,004    150,669       185,588
 7              141,994    180,761       229,589
 8              138,367    187,518       251,999
 9              134,684    194,522       276,577
10              130,923    201,769       303,514
15              111,827    245,537       488,561
20               86,959    297,285       781,912
25               57,846    361,250     1,255,944
30               15,639    437,338     2,009,709
20 (Age 65)      86,959    297,285       781,912


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table III

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                           ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                                GUARANTEED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $497,803   $497,803    $  497,803   $ 17,929   $ 19,077    $   20,225
 2                53,813     497,803    497,803       497,803     36,660     40,155        43,791
 3                82,754     497,803    497,803       497,803     54,949     62,018        69,665
 4               113,142     497,803    497,803       497,803     72,798     84,696        98,084
 5               145,049     497,803    497,803       497,803     90,222    108,235       129,329
 6               178,551     497,803    497,803       497,803    108,210    133,720       164,806
 7               213,729     497,803    497,803       542,534    125,756    160,187       203,750
 8               224,415     497,803    497,803       572,715    120,953    164,433       221,874
 9               235,636     497,803    497,803       604,561    116,020    168,688       241,533
10               247,418     497,803    497,803       638,156    110,924    172,930       262,835
15               315,775     497,803    497,803       849,796     83,776    197,001       405,183
20               403,017     497,803    497,803     1,130,471     46,179    219,215       617,660
25               514,362           0    497,803     1,501,775          0    233,989       926,906
30               656,471           0    497,803     1,990,031          0    230,664     1,366,817
20 (Age 65)      403,017     497,803    497,803     1,130,471     46,179    219,215       617,660

                      Cash Surrender Value
                  Annual Investment Return of
Policy        ------------------------------------
 Year          Gross 0%    Gross 6%    Gross 12%
------        ---------- ----------- -------------
 1             $ 19,679    $  20827    $   21,975
 2               37,972      41,467        45,103
 3               54,949      62,018        69,665
 4               72,798      84,696        98,084
 5               90,222     108,235       129,329
 6              108,210     133,720       164,806
 7              125,756     160,187       203,750
 8              120,953     164,433       221,874
 9              116,020     168,688       241,533
10              110,924     172,930       262,835
15               83,776     197,001       405,183
20               46,179     219,215       617,660
25                    0     233,989       926,906
30                    0     230,664     1,366,817
20 (Age 65)      46,179     219,215       617,660


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table IV

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                           ISSUE AGE 45 NONSMOKER RISK
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                                GUARANTEED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $497,803   $497,803    $  497,803   $ 20,318   $ 21,590    $   22,863
 2                53,813     497,803    497,803       497,803     41,008     44,877        48,901
 3                82,754     497,803    497,803       497,803     61,337     69,169        77,639
 4               113,142     497,803    497,803       497,803     81,321     94,528       109,385
 5               145,049     497,803    497,803       497,803    100,974    121,017       144,480
 6               178,551     497,803    497,803       506,670    121,294    149,749       184,408
 7               213,729     497,803    497,803       607,873    141,288    179,791       228,288
 8               224,415     497,803    497,803       646,727    137,647    186,482       250,547
 9               235,636     497,803    497,803       688,158    133,928    193,395       274,932
10               247,418     297,803    497,803       732,335    130,104    200,527       301,624
15               315,775     497,803    510,678     1,016,463    110,483    243,492       484,651
20               403,017     497,803    537,882     1,415,204     84,254    293,885       773,231
25               514,362     497,803    575,484     2,001,464     51,775    355,193     1,235,317
30               656,471     497,803    621,979     2,859,235      3,285    427,195     1,963,813
20 (Age 65)      403,017     407,803    537,882     1,415,204     84,254    293,885       773,231

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 22,068   $ 23,340    $   24,613
 2               42,320     46,190        50,214
 3               61,337     69,169        77,639
 4               81,321     94,528       109,385
 5              100,974    121,017       144,480
 6              121,294    149,749       184,408
 7              141,288    179,791       228,288
 8              137,647    186,482       250,547
 9              133,928    193,395       274,932
10              130,104    200,527       301,624
15              110,483    243,492       484,651
20               84,254    293,885       773,231
25               51,775    355,193     1,235,317
30                3,285    427,195     1,963,813
20 (Age 65)      84,254    293,885       773,231


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     Table V

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                           ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                                SIMPLIFIED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $497,803   $497,803    $  497,803   $ 17,929   $ 19,077    $   20,225
 2                53,813     497,803    497,803       497,803     36,660     40,155        43,791
 3                82,754     497,803    497,803       497,803     54,949     62,018        69,665
 4               113,142     497,803    497,803       497,803     72,798     84,696        98,084
 5               145,049     497,803    497,803       497,803     90,222    108,235       129,329
 6               178,551     497,803    497,803       497,803    108,210    133,720       164,806
 7               213,729     497,803    497,803       542,534    125,756    160,187       203,750
 8               224,415     497,803    497,803       572,715    120,953    164,433       221,874
 9               235,636     497,803    497,803       604,561    116,020    168,688       241,533
10               247,418     497,803    497,803       638,156    110,924    172,930       262,835
15               315,775     497,803    497,803       849,796     83,776    197,001       405,183
20               403,017     497,803    497,803     1,130,471     46,179    219,215       617,660
25               514,362           0    497,803     1,501,775          0    233,989       926,906
30               656,471           0    497,803     1,990,031          0    230,664     1,366,617
20 (Age 65)      403,017     497,803    497,803     1,130,471     46,179    219,215       617,660

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 19,679   $ 20,827    $   21,975
 2               37,972     41,467        45,103
 3               54,949     62,018        69,665
 4               72,798     84,696        98,084
 5               90,222    108,235       129,329
 6              108,210    133,720       164,806
 7              125,756    160,187       203,750
 8              120,953    164,433       221,874
 9              116,020    168,688       241,533
10              110,924    172,930       262,835
15               83,776    197,001       405,183
20               46,179    219,215       617,660
25                    0    233,989       926,906
30                    0    230,664     1,366,617
20 (Age 65)      46,179    219,215       617,660


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table VI

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                           ISSUE AGE 45 NONSMOKER RISK
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                                SIMPLIFIED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $497,803   $497,803    $  497,803   $ 20,494   $ 21,772    $   23,051
 2                53,813     497,803    497,803       497,803     41,350     45,240        49,286
 3                82,754     497,803    497,803       497,803     61,834     69,712        76,230
 4               113,142     497,803    497,803       497,803     81,960     95,246       110,190
 5               145,049     497,803    497,803       497,803    101,741    121,904       145,503
 6               178,551     497,803    497,803       510,256    122,172    150,794       185,650
 7               213,729     497,803    497,803       612,038    142,257    180,982       229,762
 8               224,415     297,803    497,803       651,472    138,693    187,810       252,262
 9               235,636     497,803    497,803       693,470    135,030    194,849       276,894
10               247,418     497,803    497,803       738,185    131,239    202,090       303,831
15               315,775     497,803    514,993     1,024,049    111,264    245,248       457,722
20               403,017     497,803    541,454     1,423,159     84,054    295,333       776,357
25               514,362     497,803    579,347     2,012,795     51,342    356,797     1,239,801
30               656,471     497,803    626,841     2,876,833      2,869    429,143     1,971,019
20 (Age 65)      403,017     497,803    541,454     1,423,159     84,054    295,333       776,357

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 22,244   $ 23,522    $   24,801
 2               42,662     46,553        50,598
 3               61,834     69,712        78,230
 4               81,960     95,246       110,190
 5              101,741    121,904       145,503
 6              122,172    150,794       185,650
 7              142,257    180,982       229,762
 8              138,693    187,810       252,262
 9              135,030    194,849       276,894
10              131,239    202,090       303,831
15              111,264    245,248       487,722
20               84,054    295,333       776,357
25               51,342    356,797     1,239,801
30                2,869    429,143     1,971,019
20 (Age 65)      84,054    295,333       776,357


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   Appendix B

             Applicable Percentages for Cash Value Accumulation Test

   Attained Age of                       Attained Age of
     The Insured         Corridor          The Insured         Corridor
 (Nearest Birthday)     Percentage     (Nearest Birthday)     Percentage
------------------------------------------------------------------------
          18              774%                  61              198%
          19              752%                  62              193%
          20              730%                  63              188%
          21              708%                  64              183%
          22              687%                  65              178%
          23              667%                  66              174%
          24              646%                  67              170%
          25              626%                  68              166%
          26              606%                  69              162%
          27              587%                  70              158%
          28              568%                  71              155%
          29              550%                  72              152%
          30              532%                  73              149%
          31              514%                  74              146%
          32              497%                  75              143%
          33              481%                  76              140%
          34              465%                  77              138%
          35              449%                  78              136%
          36              435%                  79              133%
          37              420%                  80              131%
          38              406%                  81              129%
          39              393%                  82              128%
          40              380%                  83              126%
          41              368%                  84              124%
          42              356%                  85              123%
          43              344%                  86              121%
          44              333%                  87              120%
          45              322%                  88              119%
          46              312%                  89              118%
          47              302%                  90              117%
          48              293%                  91              116%
          49              284%                  92              114%
          50              275%                  93              113%
          51              266%                  94              112%
          52              258%                  95              111%
          53              250%                  96              109%
          54              243%                  97              108%
          55              236%                  98              106%
          56              229%                  99              104%
          57              222%                 100+             100%
          58              216%
          59              210%
          60              204%

                            LLANY Separate Account S
                              for Flexible Premium
                             Variable Life Insurance

                              This Separate Account
                        has not yet commenced operations.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              1999             1998
                                                              --------------   --------------
ADMITTED ASSETS
CASH AND INVESTED ASSETS:
Bonds                                                         $1,482,592,831   $1,435,882,019
------------------------------------------------------------
Unaffiliated common stocks                                           161,005          155,039
------------------------------------------------------------
Mortgage loans on real estate                                    197,425,386      184,503,805
------------------------------------------------------------
Policy loans                                                     177,437,149      170,372,567
------------------------------------------------------------
Cash and short-term investments                                   29,467,267      143,546,873
------------------------------------------------------------
Other invested assets                                                223,126           60,000
------------------------------------------------------------
Receivable for securities                                          1,313,866        3,477,120
------------------------------------------------------------  --------------   --------------
Total cash and invested assets                                 1,888,620,630    1,937,997,423
------------------------------------------------------------
Premiums and fees in course of collection                          6,578,363        6,959,116
------------------------------------------------------------
Accrued investment income                                         29,296,814       25,925,055
------------------------------------------------------------
Other admitted assets                                             38,442,338          438,335
------------------------------------------------------------
Separate account assets                                          328,767,871      236,861,781
------------------------------------------------------------  --------------   --------------
Total admitted assets                                         $2,291,706,016   $2,208,181,710
------------------------------------------------------------  ==============   ==============

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $  853,572,463   $  851,746,596
------------------------------------------------------------
Other policyholder funds                                         951,347,964      962,725,311
------------------------------------------------------------
Other liabilities                                                 25,045,378       44,824,520
------------------------------------------------------------
Federal income taxes recoverable                                          --       (3,206,611)
------------------------------------------------------------
Asset valuation reserve                                            7,884,503        5,374,594
------------------------------------------------------------
Interest maintenance reserve                                         956,570        5,051,304
------------------------------------------------------------
Net transfers due from separate accounts                          (8,262,299)      (6,915,063)
------------------------------------------------------------
Separate account liabilities                                     328,767,871      236,861,781
------------------------------------------------------------  --------------   --------------
Total liabilities                                              2,159,312,450    2,096,462,432
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $100 par value:
  Authorized, issued and outstanding -- 20,000 shares (owned
    by The Lincoln National Life Insurance Company)                2,000,000        2,000,000
------------------------------------------------------------
Paid-in surplus                                                  384,128,481      384,128,481
------------------------------------------------------------
Unassigned surplus -- deficit                                   (253,734,915)    (274,409,203)
------------------------------------------------------------  --------------   --------------
Total capital and surplus                                        132,393,566      111,719,278
------------------------------------------------------------  --------------   --------------
Total liabilities and capital and surplus                     $2,291,706,016   $2,208,181,710
------------------------------------------------------------  ==============   ==============

See accompanying notes.                                                      S-1

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999           1998             1997
                                                              ------------   --------------   ------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $172,708,594   $1,291,566,984   $184,112,330
------------------------------------------------------------
Net investment income                                          132,213,228      105,083,579     43,953,796
------------------------------------------------------------
Surrender and administrative charges                             2,401,973        2,834,073      1,334,705
------------------------------------------------------------
Mortality and expense charges on deposit funds                   2,937,632        1,980,728      1,548,722
------------------------------------------------------------
Amortization of the interest maintenance reserve                   925,547          579,137        370,129
------------------------------------------------------------
Other revenues                                                   2,127,634          536,698        183,048
------------------------------------------------------------  ------------   --------------   ------------
Total revenues                                                 313,314,608    1,402,581,199    231,502,730
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               207,985,159    1,320,787,190     72,475,389
------------------------------------------------------------
Commissions                                                     17,665,459      274,529,390      2,459,308
------------------------------------------------------------
Underwriting, insurance and other expenses                      32,297,064       28,064,172      8,012,925
------------------------------------------------------------
Net transfers to separate accounts                              28,255,807       33,875,951    141,027,195
------------------------------------------------------------  ------------   --------------   ------------
Total benefits and expenses                                    286,203,489    1,657,256,703    223,974,817
------------------------------------------------------------  ------------   --------------   ------------
Gain (loss) from operations before dividends to
policyholders, federal income taxes (benefit) and net
realized loss on investments                                    27,111,119     (254,675,504)     7,527,913
------------------------------------------------------------
Dividends to policyholders                                       5,624,728        3,375,629             --
------------------------------------------------------------  ------------   --------------   ------------
Gain (loss) from operations before federal income taxes
(benefit) and net realized loss on investments                  21,486,391     (258,051,133)     7,527,913
------------------------------------------------------------
Federal income taxes (benefit)                                    (427,033)      (4,561,826)     1,942,625
------------------------------------------------------------  ------------   --------------   ------------
Gain (loss) from operations before net realized loss on
investments                                                     21,913,424     (253,489,307)     5,585,288
------------------------------------------------------------
Net realized loss on investments                                (2,012,331)        (721,449)       (73,398)
------------------------------------------------------------  ------------   --------------   ------------
Net income (loss)                                             $ 19,901,093   $ (254,210,756)  $  5,511,890
------------------------------------------------------------  ============   ==============   ============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               UNASSIGNED      TOTAL
                                                   COMMON       PAID-IN        SURPLUS --      CAPITAL AND
                                                   STOCK        SURPLUS        DEFICIT         SURPLUS
                                                   ----------   ------------   -------------   -------------
Balances at January 1, 1997                        $2,000,000   $ 69,000,000   $ (20,824,003)  $  50,175,997
Add (deduct):
  Surplus paid-in                                          --    158,407,481              --     158,407,481
-------------------------------------------------
  Net income                                               --             --       5,511,890       5,511,890
-------------------------------------------------
  Increase in nonadmitted assets                           --             --         (21,278)        (21,278)
-------------------------------------------------
  Increase in asset valuation service                      --             --      (1,221,863)     (1,221,863)
-------------------------------------------------  ----------   ------------   -------------   -------------
Balances at December 31, 1997                       2,000,000    227,407,481     (16,555,254)    212,852,227
Add (deduct):
  Surplus paid-in                                          --    156,721,000              --     156,721,000
-------------------------------------------------
  Net loss                                                 --             --    (254,210,756)   (254,210,756)
-------------------------------------------------
  Increase in unrealized capital losses                    --             --        (178,648)       (178,648)
-------------------------------------------------
  Decrease in nonadmitted assets                           --             --         241,698         241,698
-------------------------------------------------
  Increase in asset valuation reserve                      --             --      (3,024,183)     (3,024,183)
-------------------------------------------------
  Increase in liability for reinsurance in
    unauthorized companies                                 --             --        (682,060)       (682,060)
-------------------------------------------------  ----------   ------------   -------------   -------------
Balances at December 31, 1998                       2,000,000    384,128,481    (274,409,203)    111,719,278
Add (deduct):
  Net income                                               --             --      19,901,093      19,901,093
-------------------------------------------------
  Increase in unrealized capital losses                    --             --        (939,080)       (939,080)
-------------------------------------------------
  Decrease in nonadmitted assets                           --             --         187,322         187,322
-------------------------------------------------
  Increase in asset valuation reserve                      --             --      (2,509,909)     (2,509,909)
-------------------------------------------------
  Increase in liability for reinsurance in
    unauthorized companies                                 --             --        (605,340)       (605,340)
-------------------------------------------------
  Gain on reinsurance transaction                          --             --       4,640,202       4,640,202
-------------------------------------------------  ----------   ------------   -------------   -------------
Balances at December 31, 1999                      $2,000,000   $384,128,481   $(253,734,915)  $ 132,393,566
-------------------------------------------------  ==========   ============   =============   =============

See accompanying notes.                                                      S-3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999            1998             1997
                                                              -------------   --------------   ---------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 172,535,360   $1,284,669,810    $184,112,330
------------------------------------------------------------
Investment income received                                      138,850,106       96,331,551      43,781,378
------------------------------------------------------------
Benefits paid                                                  (204,263,171)     (83,399,329)    (85,008,691)
------------------------------------------------------------
Insurance expenses paid                                         (96,041,640)    (351,272,500)   (154,355,904)
------------------------------------------------------------
Federal income taxes received (paid)                               (656,134)       1,703,193      (1,893,859)
------------------------------------------------------------
Dividends paid to policyholders                                  (5,921,665)       2,651,237              --
------------------------------------------------------------
Other income received, less other expenses paid                   1,653,592       39,064,672       1,613,631
------------------------------------------------------------  -------------   --------------    ------------
Net cash provided by (used in) operating activities               6,156,448      989,748,634     (11,751,115)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      294,554,595      249,409,117     272,961,178
------------------------------------------------------------
Purchase of investments                                        (369,356,711)  (1,280,892,696)   (265,700,363)
------------------------------------------------------------
Net decrease (increase) in policy loans                          (7,064,582)    (131,317,640)      1,554,149
------------------------------------------------------------  -------------   --------------    ------------
Net cash provided by (used in) investing activities             (81,866,698)  (1,162,801,219)      8,814,964
------------------------------------------------------------

FINANCING AND MISCELLANEOUS ACTIVITIES
Capital and surplus paid-in                                              --      156,721,000     158,407,481
------------------------------------------------------------
Other                                                           (38,369,356)      (3,895,136)    (11,032,743)
------------------------------------------------------------  -------------   --------------    ------------
Net cash provided by financing activities                       (38,369,356)     152,825,864     147,374,738
------------------------------------------------------------  -------------   --------------    ------------
Net increase (decrease) in cash and short-term investments     (114,079,606)     (20,226,721)    144,438,587
------------------------------------------------------------
Total cash and short-term investments at beginning of year      143,546,873      163,773,594      19,335,007
------------------------------------------------------------  -------------   --------------    ------------
Total cash and short-term investments at end of year          $  29,467,267   $  143,546,873    $163,773,594
------------------------------------------------------------  =============   ==============    ============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    Lincoln Life & Annuity Company of New York (the "Company") is a wholly owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly owned subsidiary of Lincoln National Corporation ("LNC"). In 1996, the Company was organized under the laws of the state of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

    The Company's principal business consists of underwriting annuities, deposit-type contracts and life insurance sold through multiple distribution channels. The Company conducts business only in the State of New York.

    USE OF ESTIMATES
    The nature of the insurance business requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from these estimates.

    BASIS OF PRESENTATION
    The accompanying statutory-basis financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department. At this time, it is anticipated that New York will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    Existing statutory accounting practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their NAIC rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of bonds and mortgage loans attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than a reduction to unassigned surplus. Under GAAP, realized capital gains and losses

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    PREMIUMS AND DEPOSITS
    Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts consist of the entire premium received and are reported as premium revenue. Under GAAP, premiums and deposits received in excess of policy charges would not be recognized as premium revenue.

    BENEFITS AND SETTLEMENT EXPENSES
    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of operations. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. For traditional life and disability income products, benefits and expenses are recognized when incurred in a manner consistent with the related premium recognition policies.

    REINSURANCE
    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs as required under GAAP. Business assumed under 100% indemnity and assumption reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis of accounting, the ceding commission is expensed when paid.

    Premiums, benefits and settlement expenses and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. Under GAAP, policy benefits and contract liabilities are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    INCOME TAXES
    Deferred federal income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    POSTRETIREMENT BENEFITS
    For purposes of calculating the Company's postretirement benefit obligation, only vested employees and current retirees are included in the actuarial benefit valuation. Under GAAP, active employees not currently eligible would also be included.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less from the date of acquisition. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less from the date of acquisition.

    A reconciliation of the Company's capital and surplus and net income (loss) determined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                        CAPITAL AND SURPLUS           NET INCOME (LOSS)
                                        ----------------------------------------------------------------------------
                                        DECEMBER 31                   YEAR ENDED DECEMBER 31
                                        1999           1998           1999           1998            1997
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------
                                        (IN THOUSANDS)
                                        ----------------------------------------------------------------------------
   Amounts as reported on a
   statutory -- basis
                                        $132,394       $111,719       $ 19,901       $(254,211)          $ 5,512
   -----------------------------------
   GAAP adjustments:
     Net unrealized gain (loss) on
       investments                       (74,971)        27,851             --              --                --
   -----------------------------------
     Interest maintenance reserve           (792)         5,051            458            (579)             (370)
   -----------------------------------
     Net realized gain (loss) on
       investments                        (1,951)          (990)        (6,348)          3,050              (240)
   -----------------------------------
     Asset valuation reserve               7,885          5,375             --              --                --
   -----------------------------------
     Policy and contract reserves        (72,302)       (85,875)        25,985         271,293            (3,667)
   -----------------------------------
     Present value of future profits,
       deferred policy acquisition
       costs and goodwill                369,032        336,568         (6,639)          6,091               524
   -----------------------------------
     Policyholders' share of earnings
       and surplus on participating
       business                           (9,325)        (9,904)         1,071            (100)               --
   -----------------------------------
     Deferred income taxes                17,505         35,280        (12,159)        (12,696)              671
   -----------------------------------
     Nonadmitted assets                    1,685            880             --              --                --
   -----------------------------------
     Other, net                            4,304         (1,705)        (2,096)            (82)               --
   -----------------------------------  --------       --------       --------       ---------           -------
   Net increase (decrease)               241,070        312,531            272         266,977            (3,082)
   -----------------------------------  --------       --------       --------       ---------           -------
   Amounts on a GAAP -- basis           $373,464       $424,250       $ 20,173       $  12,766           $ 2,430
   -----------------------------------  ========       ========       ========       =========           =======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition.

    Policy loans are reported at unpaid principal balances.

    Mortgage loans on real estate are reported at unpaid principal balances, less allowances for impairments.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans, and common stocks are credited or charged directly in unassigned surplus.

    PREMIUMS
    Premiums for group tax-qualified annuity business are recognized as revenue when deposited. Life insurance and individual annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFIT RESERVES
    Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance inforce, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserves released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to policyholders' funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that reserves for unpaid claims and claim adjustment

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and settlement expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the exclusive benefit of variable annuity and universal life contractholders and for which the contractholders, and not the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist of unit investments in mutual funds. The detailed operations of the separate accounts are not included in the accompanying statutory-basis financial statements. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's statements of operations.

2.  INVESTMENTS
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                        COST OR              GROSS             GROSS
                                        AMORTIZED            UNREALIZED        UNREALIZED         FAIR
                                        COST                 GAINS             LOSSES             VALUE
                                        ------------------------------------------------------------------------
   At December 31, 1999:
     Corporate                          $1,214,312,519       $   908,731       $(65,599,479)      $1,149,621,771
      --------------------------------
     U.S. government                        25,736,299            11,711         (1,900,750)          23,847,260
      --------------------------------
     Foreign government                     17,602,777           362,624         (1,070,496)          16,894,905
      --------------------------------
     Mortgage-backed                       221,570,519             2,732         (9,530,799)         212,042,452
      --------------------------------
     State and municipal                     3,370,717                --           (105,915)           3,264,802
      --------------------------------  --------------       -----------       ------------       --------------
                                        $1,482,592,831       $ 1,285,798       $(78,207,439)      $1,405,671,190
                                        ==============       ===========       ============       ==============

   At December 31, 1998:
     Corporate                          $1,148,083,966       $27,649,036       $ (7,489,560)      $1,168,243,442
      --------------------------------
     U.S. government                        39,617,653           564,146           (119,394)          40,062,405
      --------------------------------
     Foreign government                     19,532,744           994,331           (720,250)          19,806,825
      --------------------------------
     Mortgage-backed                       225,005,162         6,239,684           (421,281)         230,823,565
      --------------------------------
     State and municipal                     3,642,494           164,552                 --            3,807,046
      --------------------------------  --------------       -----------       ------------       --------------
                                        $1,435,882,019       $35,611,749       $ (8,750,485)      $1,462,743,283
                                        ==============       ===========       ============       ==============

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

2.  INVESTMENTS (CONTINUED)
    The carrying amount of investments in bonds in the balance sheet at December 31, 1999 and 1998 reflects adjustments of $1,123,693 and $178,648, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC designating certain investments as low or lower quality.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1999, by contractual maturity, is as follows:

                                                                 COST OR
                                                                 AMORTIZED            FAIR
                                                                 COST                 VALUE
                                                                 -----------------------------------
   Maturity:
     In 2000                                                     $   64,699,324       $   64,449,287
   ------------------------------------------------------------
     In 2001-2004                                                   360,685,026          351,609,953
   ------------------------------------------------------------
     In 2005-2009                                                   490,969,108          462,139,167
   ------------------------------------------------------------
     After 2009                                                     344,668,854          315,430,331
   ------------------------------------------------------------
     Mortgage-backed securities                                     221,570,519          212,042,452
   ------------------------------------------------------------  --------------       --------------
   Total                                                         $1,482,592,831       $1,405,671,190
   ------------------------------------------------------------  ==============       ==============

    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds were $253,876,450, $203,748,028 and $274,742,319 in 1999, 1998 and 1997, respectively. Gross gains of $842,229, $3,612,434 and $1,533,793, and gross losses of $6,968,975,
    $1,529,149 and $1,922,165 during 1999, 1998 and 1997, respectively, were realized on those sales. Net gains (losses) of ($186), $17,705 and ($26) were realized on sales of short-term investments in 1999, 1998 and 1997, respectively.

    At December 31, 1999 and 1998, investments in bonds with an admitted asset value of $500,078 and $500,129, respectively, were on deposit with the Department to satisfy regulatory requirements.

    During 1999, the minimum and maximum lending rates for mortgage loans were 6.62% and 10.29%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1999, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

2.  INVESTMENTS (CONTINUED)
    The major categories of net investment income are as follows:

                                                         YEAR ENDED DECEMBER 31
                                                         1999               1998               1997
                                                         ------------------------------------------------------
   Income:
     Bonds                                               $106,590,150       $ 78,205,686         $42,237,959
     --------------------------------------------------
     Mortgage loans on real estate                         13,522,104         14,304,385                  --
     --------------------------------------------------
     Policy loans                                          11,018,423          7,981,377           1,990,613
     --------------------------------------------------
     Cash and short-term investments                        2,391,977          5,893,453             315,328
     --------------------------------------------------  ------------       ------------         -----------
   Total investment income                                133,522,654        106,384,901          44,543,900
   ----------------------------------------------------
   Investment expenses                                      1,309,426          1,301,322             590,104
   ----------------------------------------------------  ------------       ------------         -----------
   Net investment income                                 $132,213,228       $105,083,579         $43,953,796
   ----------------------------------------------------  ============       ============         ===========

    Realized capital gains and losses are reported net of federal income taxes of $437,941, $1,223,897 and $55,541 in 1999, 1998 and 1997, respectively, and amounts transferred to the interest maintenance reserve of $3,169,187, $3,035,887 and $239,459 in 1999, 1998 and 1997, respectively.

    At December 31, 1999, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

3.  FEDERAL INCOME TAXES
    The Company's federal income tax return is not consolidated with any other entities. The effective federal income tax rate for financial reporting purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, other pass through tax attributes from investments, differences in ceding commissions, policy acquisition costs, and policy and contract liabilities in the tax return versus the financial statements.

    In 1998, a federal income tax net operating loss of $80,156,000 was incurred. The Company utilized $9,162,000 of the net operating loss to recover taxes paid in prior years. In 1999, an additional $10,170,000 of net operating loss was utilized to offset taxable income. The remaining portion of the net operating loss at December 31, 1999 of $60,824,000 will be available for use to offset taxable income in future years. The net operating loss carryforward of $60,824,000 will expire in 2013.

    The Company paid $3,675,000 in 1997 for federal income taxes. No federal income tax payments were made in 1999 or 1998. The Company received a refund of $3,196,000 in 1999 as a result of the utilization of the net operating loss.

4.  REINSURANCE
    The Company cedes insurance to other companies, including affiliated companies. The portion of risks exceeding the Company's retention limits is reinsured with Lincoln Life. The Company limits its maximum risk that it retains on an individual to $500,000. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations. The Company did not cede or assume any business prior to January 1, 1998.

    On January 2, 1998, the Company and Lincoln Life entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance and annuity business of CIGNA Corporation ("CIGNA"). The Company paid $149,621,452 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $149,714,239 in 1998, which is included in the statements of operations line item "Commissions." At the time of closing, this block of business had statutory liabilities of $779,551,235 which became the Company's obligations. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. Subsequent to the CIGNA transaction, the

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

4.  REINSURANCE (CONTINUED)
    Company and Lincoln Life announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998. During 1999, the Company received $5,800,000 from CIGNA as a result of the final settlement of the statutory-basis values of assets and liabilities for the reinsured business. The $5,800,000 is included in the statements of operations line item "Other revenues." Additionally, on November 1, 1999, the Company and Lincoln Life closed the previously announced agreement to retrocede virtually 100% of the disability income business assumed from CIGNA. This retrocession agreement was effective November 1, 1999. A gain on the transaction of $4.6 million was recorded directly in unassigned surplus, net of tax.

    On October 1, 1998, the Company entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance business from Aetna, Inc. The Company paid $143,721,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $135,374,141 in 1998, which is included in the statements of operations line item "Commissions." At the time of closing, this block of business had statutory liabilities of $463,007,132 which became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

    Subsequent to the Aetna transaction, the Company and Lincoln Life announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000, of which $11,900,000 was received by the Company. The retrocession agreement was executed on October 14, 1998 with an effective date of October 1, 1998.

    The balance sheet caption, "Future policy benefits and claims" has been reduced for insurance ceded by $97,457,160 and $54,411,763 at December 31, 1999 and 1998, respectively. The balance sheet caption, "Other policyholder funds" has been reduced for insurance ceded by $2,290,826 and $2,722,404 at December 31, 1999 and 1998, respectively.

    The caption "Premiums and deposits" in the statements of operations includes $140,394,771 and $1,276,884,778 of insurance assumed and $44,245,573 and
    $52,443,264 of insurance ceded in 1999 and 1998, respectively.

    The caption "Benefits and settlement expenses" in the statements of operations is net of reinsurance recoveries of $71,763,962 and $47,526,681 for 1999 and 1998, respectively.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $1,287,400 and $682,060 at December 31, 1999 and 1998, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 1999, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

5.  LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES
    At December 31, 1999 and 1998, the Company had $1,149,964,000 and $1,092,754,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York. Reserves to cover the above insurance totaled $5,893,549 and $6,937,379 at December 31, 1999 and 1998, respectively.

    At December 31, 1999, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

5.  LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES (CONTINUED)

                                                                 AMOUNT           PERCENT
                                                                 --------------   -------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                                $  338,886,028     26.5%
   ------------------------------------------------------------
     At book value, less surrender charge                           123,141,771      9.6
   ------------------------------------------------------------
     At market value                                                319,140,374     24.9
   ------------------------------------------------------------
   Subject to discretionary withdrawal without adjustment:
     At book value with minimal or no charge or adjustment          487,578,243     38.1
   ------------------------------------------------------------
   Not subject to discretionary withdrawal                           10,884,302       .9
   ------------------------------------------------------------  --------------   ------
   Total annuity reserves and deposit fund liabilities, before
   reinsurance                                                    1,279,630,718    100.0%
                                                                                  ======
   Less reinsurance                                                   2,560,424
   ------------------------------------------------------------  --------------
   Net annuity reserves and deposit fund liabilities, including
   separate accounts                                             $1,277,070,294
   ------------------------------------------------------------  ==============

    A reconciliation of the total net annuity reserves and deposit fund liabilities to the amounts reported in the Company's 1999 Annual Statement and the Company's Separate Accounts Annual Statement at December 31, 1999 is as follows:

   Per 1999 Annual Statement:
     Exhibit 8, Section B -- Total (net)                         $   10,029,253
   ------------------------------------------------------------
     Exhibit 8, Section C -- Total (net)                              1,122,910
   ------------------------------------------------------------
     Exhibit 10, Column 1, Line 19                                  946,777,757
   ------------------------------------------------------------  --------------
                                                                    957,929,920
   ------------------------------------------------------------
   Per Separate Account Annual Statement:
   ------------------------------------------------------------
     Exhibit 6, Column 2, Line 0299999 Page 3, Line 3               319,140,374
   ------------------------------------------------------------  --------------
                                                                    319,140,374
                                                                 --------------
   Total net annuity reserves and deposit fund liabilities       $1,277,070,294
   ------------------------------------------------------------  ==============

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                 DECEMBER 31
                                                                 1999           1998
                                                                 ------------   ------------
   Premium deposit funds                                         $920,665,883   $931,230,214
   ------------------------------------------------------------
   Undistributed earnings on participating business                30,544,045     30,772,519
   ------------------------------------------------------------
   Other                                                              138,036        722,578
   ------------------------------------------------------------  ------------   ------------
                                                                 $951,347,964   $962,725,311
                                                                 ============   ============

6.  CAPITAL AND SURPLUS

    The Company received additional paid-in surplus from Lincoln Life of $158,407,481 and $156,721,000 in December 1997 and October 1998,
    respectively.

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company exceeds the RBC requirements.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

6.  CAPITAL AND SURPLUS (CONTINUED)
    The payment of dividends by the Company requires 30 day advance notice to the Department.

7.  EMPLOYEE BENEFIT PLANS

    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis statements of operations or balance sheets for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant.

    Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Options issued subsequent to 1991 are exercisable in equal increments on the option issuance anniversary in three to four years following issuance.

    As of December 31, 1999, 27,534 shares of LNC common stock were subject to options granted to Company employees under the stock option incentive plans of which 8,934 were exercisable on that date. The exercise prices of the outstanding options range from $21.32 to $50.83. During 1999 and 1998, 3,740 and 137 options, respectively, were exercised. During 1999, 2,400 options were forfeited.

8.  RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1999, the Company did not have a concentration of:
    1) business transactions with a particular customer, lender or distributor;
    2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    CONTINGENCY MATTERS
    The Company is occasionally involved in various pending or threatened legal proceedings arising from the conduct of business. These proceedings are routine in the ordinary course of business. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse effect on the financial position of the Company.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) amounts that would be realized in a one-time, current market exchange of the Company's financial instruments.

    BONDS AND COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of common stocks are based on quoted market prices.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market prices; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using U.S. Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

    CASH AND SHORT-TERM INVESTMENTS
    The carrying value of cash and short-term investments approximates their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts). The fair values for the deposit contracts are based on their approximate surrender values.

    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    CARRYING                          CARRYING
                                                    VALUE            FAIR VALUE       VALUE            FAIR VALUE
                                                    -------------------------------------------------------------
                                                    DECEMBER 31
                                                    1999                                1998
                                                    ---------------------------------------------------------------
                                                    (IN THOUSANDS)
                                                    ---------------------------------------------------------------
   ASSETS (LIABILITIES)
   -----------------------------------------------
   Bonds                                             $1,482,593        $1,405,671       $1,435,882       $1,462,743
   -----------------------------------------------
   Unaffiliated common stocks                               161               161              155              155
   -----------------------------------------------
   Mortgage loans on real estate                        197,425           189,179          184,504          185,694
   -----------------------------------------------
   Policy loans                                         177,437           190,667          170,373          183,408
   -----------------------------------------------
   Cash and short-term investments                       29,467            29,467          143,547          143,547
   -----------------------------------------------
   Other invested assets                                    223               223               60               60
   -----------------------------------------------
   Investment-type insurance contracts                 (951,348)         (910,752)        (962,725)        (938,191)
   -----------------------------------------------
   Separate account assets                              328,768           328,768          236,862          236,862
   -----------------------------------------------
   Separate account liabilities                        (328,768)         (328,768)        (236,862)        (236,862)
   -----------------------------------------------

10. TRANSACTIONS WITH AFFILIATES

    The Company has entered into agreements with Lincoln Life to receive processing and other corporate services. Fees paid to Lincoln Life for such services were $22,675,891, $18,504,450 and $3,454,014 in 1999, 1998 and
    1997, respectively. The Company has also entered into an agreement with Lincoln Life to provide certain processing services. Fees received from Lincoln Life for such services were $1,359,279, $273,952 and $578,003 in 1999, 1998 and 1997, respectively.

    The Company has an investment management agreement with an affiliate, Lincoln Investment Management, Inc., for investment advisory and asset management services. Fees paid for such investment services were $1,309,426, $1,501,592 and $558,011 in 1999, 1998 and 1997, respectively.

    The Company cedes business to two affiliated companies, Lincoln Life and Lincoln National Reassurance Company. The caption "Premiums and deposits" in the accompanying statements of operations has been reduced by $6,269,272 and $2,095,019 for premiums paid on these contracts in 1999 and 1998, respectively. The caption "Future policy benefits and claims" has been reduced by $2,323,435 and $2,583,702 related to reserve credits taken on these contracts as of December 31, 1999 and 1998, respectively.

11. SEPARATE ACCOUNTS

    Separate account premiums, deposits and other considerations amounted to $109,574,216 and $73,993,993 in 1999 and 1998, respectively. Reserves for separate accounts with assets at fair value were $320,413,080 and $229,940,273 at December 31, 1999 and 1998, respectively. All reserves are subject to discretionary withdrawal at market value. All of the Company's separate accounts are nonguaranteed. The investment risks associated with market value changes are borne entirely by the contractholder.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

11. SEPARATE ACCOUNTS (CONTINUED)
    A reconciliation of transfers to (from) separate accounts is as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999              1998
                                                                 ------------------------------
   Transfers as reported in the Summary of Operations of
   various Separate Accounts:
     Transfers to separate accounts                              $109,574,216      $ 73,993,993
   ------------------------------------------------------------  ------------      ------------
     Transfers from separate accounts                             (81,318,409)      (40,118,042)
   ------------------------------------------------------------  ------------      ------------
   Net transfer to separate accounts as reported in the
   Company's NAIC Annual Statement -- Summary of Operations      $ 28,255,807      $ 33,875,951
   ------------------------------------------------------------  ============      ============

12. CENTURY COMPLIANCE (UNAUDITED)

    The Year 2000 issue was complex and affected many aspects of the Company's business. The Company was particularly concerned with Year 2000 issues that related to the Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners. From 1996 through 1999 the Company redirected a large portion of internal Information Technology ("IT") efforts and contracted with outside consultants to update systems to address Year 2000 issues. Experts were engaged to assist in developing work plans and cost estimates and to complete remediation activities.

    For the year ended December 31, 1999, the Company identified expenditures of $124,000 to address this issue. This brings the expenditures for 1996 through 1999 to $208,000. Because updating systems and procedures is an integral part of the Company's on-going operations, most of the expenditures shown above are expected to continue after all Year 2000 issues have been resolved. All Year 2000 expenditures have been funded from operating cash flows.

    The scope of the overall Year 2000 program included the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and local area network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans. The Company completed these projects prior to year-end.

    The Company's businesses have not identified any major problems in their business processing. Minor problems have been resolved quickly. The Company's businesses have not experienced any significant interruption in service to clients or business partners or in reporting to regulators.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying statutory-basis balance sheets of Lincoln Life & Annuity Company of New York (a wholly owned subsidiary of The Lincoln National Life Insurance Company) as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the Untied States, the financial position of Lincoln Life & Annuity Company of New York at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 1999 and 1998, the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

March 10, 2000

                                  PROSPECTUS 2

Lincoln Life & Annuity Company of New York

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Home Office Location:         Administrative Office:
120 Madison Street            Lincoln Corporate Specialty Markets
Suite 1700                    350 Church Street
Syracuse, NY 13202            Hartford, CT 06103-1106
(888) 223-1860                (860) 466-1561

================================================================================


This Prospectus describes LCVUL Series III, a flexible premium variable universal life insurance contract (the "Policy") offered by Lincoln Life & Annuity Company of New York. The Policy is available only in New York. The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization.


The policy features:
           o flexible Premium Payments
           o a choice of one of three death benefit options
           o a choice of underlying investment options

It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable universal life insurance contract with this Policy.


This Prospectus is intended to describe the variable options used to fund this Policy through the Separate Account. The variable funding options (collectively, the "Funds") currently available through the Separate Account are from the following trusts or corporations:

           o American Century Variable Products Group, Inc.

           o American Funds Insurance Series
             (also known as American Variable Insurance Series)

           o Baron Capital Funds Trust

           o Delaware Group Premium Fund

           o Deutsche Asset Management VIT Funds Trust
             (formerly BT Insurance Funds Trust)

           o Fidelity Variable Insurance Products Funds

           o Franklin Templeton Variable Insurance Products Trust

           o Janus Aspen Series

           o Lincoln National Funds

           o MFS Variable Insurance Trust

           o Neuberger Berman Advisers Management Trust

           o OCC Accumulation Trust

           o OppenheimerFunds


Read this Prospectus and the prospectuses of the Funds available as investment options through the Separate Account under the Policy offered by this Prospectus carefully. Keep them for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

                          Prospectus Dated May 12, 2000

Table of Contents


HIGHLIGHTS .................................................       3
 A Flexible Premium Variable Universal Life
  Insurance Policy .........................................       3
 Initial Choices to be Made ................................       3
 Amount of Premium Payment .................................       3
 Death Benefit Options .....................................       3
 Selection of Funding Vehicles .............................       4
 Charges and Fees ..........................................       4
 Charges Assessed Against the Underlying Funds .............       6
 Policy Loans, Withdrawals and Surrenders ..................      10
 Changes in Specified Amount ...............................      10
LLANY, THE SEPARATE ACCOUNT AND THE GENERAL
ACCOUNT ....................................................      10
BUYING VARIABLE LIFE INSURANCE .............................      11
ALLOCATION OF PREMIUMS .....................................      12
 Fixed Account .............................................      12
 Separate Account-Funds ....................................      13
 Mixed and Shared Funding ..................................      19
 Substitution of Securities ................................      19
CHARGES & FEES .............................................      19
 Premium Load ..............................................      19
 Premium Load Refund .......................................      20
 Premium Tax Charge ........................................      21
 Charges and Fees Assessed Against the Total
  Account Value ............................................      21
 Mortality and Expense Risk Charge .........................      21
 Reduction of Charges ......................................      22
POLICY CHOICES .............................................      22
 Premium Payments ..........................................      23
 Death Benefit Options .....................................      24
 Allocations and Transfers to Funding Options ..............      25
POLICY VALUES ..............................................      26
 Total Account Value .......................................      26
 Accumulation Unit Value ...................................      26
 Maturity Value ............................................      27
 Surrender Value ...........................................      27
POLICY RIGHTS ..............................................      27
 Partial Surrenders ........................................      27
 Reinstatement of a Lapsed Policy ..........................      28
 Policy Loans ..............................................      28
 Policy Changes ............................................      29
 Right to Examine the Policy ...............................      30

DEATH BENEFIT ..............................................      30
POLICY SETTLEMENT ..........................................      30
 Settlement Options ........................................      30
TERM INSURANCE RIDER .......................................      32
THE COMPANY ................................................      32
 Directors and Officers of LLANY ...........................      32
ADDITIONAL INFORMATION .....................................      34
 Reports to Policyowners ...................................      34
 Right to Instruct Voting of Fund Shares ...................      34
 Disregard of Voting Instructions ..........................      35
 State Regulation ..........................................      35
 Legal Matters .............................................      35
 The Registration Statement ................................      36
 Distribution of the Policies ..............................      36
 Records and Accounts ......................................      36
 Experts ...................................................      36
 Advertising ...............................................      36
TAX ISSUES .................................................      37
 Taxation of Life Insurance Contracts in General ...........      37
 Policies Which Are MECS ...................................      38
 Policies Which Are Not MECS ...............................      39
 Other Considerations ......................................      39
 Tax Status of LLANY .......................................      40
MISCELLANEOUS POLICY PROVISIONS ............................      40
 Payment of Benefits .......................................      40
 Age .......................................................      41
 Incontestability ..........................................      41
 Suicide ...................................................      41
 Coverage Beyond Maturity ..................................      41
 Nonparticipation ..........................................      41
Appendix A --
Illustrations of Death Benefits, Total Account Values
 and Surrender Values ......................................      42
Financial Statements
 Separate Account ..........................................      I-1
 Company ...................................................      S-1

HIGHLIGHTS

A Flexible Premium Variable Universal Life Insurance Policy

This Prospectus describes a flexible premium variable universal life insurance contract (the "Policy") offered by Lincoln Life & Annuity Company of New York ("LLANY", the "Company", "we", "us", "our") through LLANY Separate Account S for Flexible Premium Variable Life Insurance (the "Separate Account" or "Account S"). The Policy may be useful in: funding non-qualified executive deferred compensation; funding salary continuation programs; funding death benefit liabilities or cash flow obligations for executive retirement plans.

The value of your Policy and, under one option, the death benefit amount depends on the investment results of the funding options you select.

Initial Choices to be Made

The Policyowner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have important choices to make when the Policy is first purchased. You need to choose:


o    the amount of premium you want to pay (see page 22 - 23);

o    one of three death benefit options (see page 24);


o the amount of the Net Premium Payment to be placed in each of the funding options selected. The Net Premium is the balance of each Premium Payment that remains after certain charges are deducted from it.

Amount of Premium Payment


One of your initial decisions is how much premium to pay. Premium Payments may be changed within the limits described on page 23. If the Policy lapses because your monthly deduction is larger than the Net Accumulation Value, you may reinstate the Policy. See page 28.

You may use the value of your Policy to pay the premiums due and continue the Policy in force if sufficient values are available. If the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more Premium Payments. Charges against Policy values for the Cost of Insurance increase (see page 23) as the Insured gets older.

When you first receive your Policy, you will have 10 days to look it over. This is called the "Right To Examine Period". Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the Money Market Fund. If you then decide you do not want the Policy, you will receive a refund. See page 30.


Death Benefit Options

The Death Benefit is the amount we pay the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the

Death Benefit payable as of the date the Insured died. We will pay the Death Benefit in one lump sum or under one of the annuity settlement options.


The three death benefit options available usually provide a level, varying or increasing death benefit, depending on the option selected. See page 24 for more details on death benefit options.


At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.

If you have surrendered a portion of your Policy, any surrendered amount will reduce your initial death benefit. If you borrow against your Policy or surrender a portion of your Policy, the Loan Amount balance and any surrendered amount will reduce your initial death benefit.

Selection of Funding Vehicles

This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If they lose value, so does your Policy. Each Fund has its own investment objective. You should review each Fund's prospectus before making your decision.


You must choose the Fund(s) (Sub-Account(s)) in which you want to place each Net Premium Payment. These Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 13.


You may also choose to place the Net Premium Payment or part of it into the Fixed Account. Net Premium Payments put into the Fixed Account:

o    become part of the Company's General Account;

o    do not share the investment experience of the Separate Account; and

o    have a guaranteed minimum interest rate of 4.0% per year.


For additional information on the Fixed Account, see page 12.



Charges and Fees


A premium load is deducted from all of your premium payments. The guaranteed maximum premium loads for all cases are shown on page 19.

The current premium load for cases with average annual planned premiums of $100,000 or greater but less than $1,000,000 is:

                     Portion of       Portion of
                     Premium Paid     Premium Paid
Policy Year(s)       up to Target     Above Target
------------------   ------------     ------------
1                    10.50%           2.5%
2-5                   7.50%           1.5%
6-7                   3.50%           1.5%
8 and thereafter      1.50%           1.5%


In certain circumstances, if you fully surrender your Policy within 24 months after Date of Issue, you may be entitled to receive partial credit for premium loads deducted from your Policy. (See page 20.)


The current premium load for cases with average annual planned premiums of $1,000,000 or greater is:

                     Portion of       Portion of
                     Premium Paid     Premium Paid
Policy Year(s)       up to Target     Above Target
------------------   ------------     ------------
1                    7.50%            1.00%
2                    6.00%            1.00%
3-5                  3.50%            1.00%
6 and thereafter     1.50%            1.00%


For all cases, the premium load is guaranteed to be no higher than the amounts shown in the following table:



                    Portion of               Portion of
                    Premium Paid up to       Premium Paid greater
                    Target Premium--         than Target Premium--
                    load as a percentage     load as a percentage
Policy Year(s)      of that portion          of that portion
-----------------   --------------------     ---------------------
  1                           12.0%                    5.0%
  2-5                          9.0%                    5.0%
  6 and after                  5.0%                    5.0%



In certain circumstances, if you fully surrender your Policy within 60 months after Date of Issue, you may be entitled to receive partial credit for premium loads deducted from your Policy. (See page 20).

For the purpose of calculating current and maximum premium loads, an increase in Specified Amount is treated as a newly issued policy.

An explicit premium tax charge of 0.70% is also deducted from premium payments.

A Monthly Deduction is made from the total account value on the same day of each month beginning with the date of issue. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. Once a policy is issued, monthly deductions will begin as of the date of issue, even if the Policy's issuance was delayed due to the underwriting requirements or other reasons. The Monthly Deduction also includes a monthly administrative expense charge during all policy years. The monthly Administrative Expense is currently $6, and is guaranteed not to exceed $10. See page 21.

A daily deduction is made from the assets of Account S for mortality and expense risk. Currently, for cases with average annual planned premiums of $100,000 or greater but less than $1,000,000, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the separate account:

  Policy Years
  1-10                      0.65%
  11-20                     0.45%
  21 and thereafter         0.35%

Currently, for cases with average annual planned premiums of $1,000,000 or greater, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the separate account:

  Policy Years
  1-10                      0.40%
  11-20                     0.20%
  21 and thereafter         0.10%

For all cases, the Company reserves the right to increase the mortality and expense risk charge, but it will never exceed the following on an annualized basis: (See page 18).


  Policy Years
  1-10                      1.10%
  11-20                     0.90%
  21 and thereafter         0.80%



Before the Maturity Date you may make transfers between funding options. The Company allows twelve transfers each Policy Year; but, after the first 18 months from Date of Issue, a $25 charge may apply for each additional transfer within that Policy Year. Within 45 days after each Policy Anniversary, you may also transfer to the Separate Account 25% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1000 if greater. See page 26.

There are no Surrender Charges for your Policy.

Each Fund has its own management fee charge, also deducted daily. Investment results for the Funds you choose will be affected by the fund management charges and other fund expenses. The table on pages 7 - 9 shows you the current charges and expenses.

Charges Assessed Against the Underlying Funds


The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts.


The following table illustrates the investment advisory fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 1999 unless otherwise indicated. Future fund expenses will vary.

                                  Fund Expenses



                                                          Management    12b-1       Other
                          Fund                               Fees        Fees      Expenses
                                                          ----------    -----      --------
American Century VP Income & Growth                           0.70%       N/A%        0.00%
American Century VP International                             1.34        N/A         0.00
AFIS Bond--Class 2                                            0.51       0.25         0.02
AFIS Global Growth--Class 2                                   0.68       0.25         0.03
AFIS Growth--Class 2                                          0.38       0.25         0.01
AFIS Growth Income--Class 2                                   0.34       0.25         0.01
AFIS High Yield Bond--Class 2                                 0.50       0.25         0.01
AFIS U.S. Government/AAA--Class 2                             0.51       0.25         0.01
Baron Capital Asset(2)                                        1.00       0.25         0.63
Delaware Devon Standard Class(3a)                             0.65        N/A          0.10
Delaware High Yield Standard Class(3b) (formerly
 Delchester)                                                  0.65        N/A         0.07
Delaware International Equity Standard Class(3c)              0.85        N/A         0.09
Delaware REIT Standard Class(3d)                              0.75        N/A         0.21
Delaware Small Value Standard Class(3e)                       0.75        N/A         0.10
Deutsche VIT EAFE Index(4)                                    0.45        N/A         0.70
Deutsche VIT Equity 500 Index(4)                              0.20        N/A         0.23
Deutsche VIT Small Cap Index(4)                               0.35        N/A         0.83
Fidelity VIP II Asset Manager--Service Class(5)               0.53       0.10         0.11
Fidelity VIP II Contrafund--Service Class(5)                  0.58       0.10         0.10
Fidelity VIP Growth--Service Class(5)                         0.58       0.10         0.09
Fidelity VIP High Income--Service Class(5)                    0.58       0.10         0.11
Fidelity VIP Overseas--Service Class(5)                       0.73       0.10         0.18
Franklin Small Cap--Class 2(9a, b, d)                         0.55       0.25         0.27
Janus Aspen Series Aggressive Growth-- Institutional
 Shares(6)                                                    0.65        N/A         0.02
Janus Aspen Series Balanced--Institutional Shares(6)          0.65        N/A         0.02
Janus Aspen Series Flexible Income-- Institutional
 Shares(6)                                                    0.65        N/A         0.07
Janus Aspen Series Global Technology--
 Service Shares(6)                                            0.65       0.25         0.13
Janus Aspen Series Worldwide Growth-- Institutional
 Shares(6)                                                    0.65        N/A         0.05
LN Bond                                                       0.45        N/A         0.08
LN Capital Appreciation                                       0.72        N/A         0.06
LN Equity-Income                                              0.72        N/A         0.07
LN Money Market                                               0.48        N/A         0.11
LN Social Awareness                                           0.33        N/A         0.05
MFS Capital Opportunities(7)                                  0.75        N/A         0.27(1)
MFS Research(7)                                               0.75        N/A         0.11(1)
MFS Total Return(7)                                           0.75        N/A         0.15(1)
MFS Utilities(7)                                              0.75        N/A         0.16(1)
Neuberger Berman AMT Mid-Cap Growth(8)                        0.85        N/A         0.23
Neuberger Berman AMT Partners(8)                              0.80        N/A         0.07
OCC Accum Trust Managed                                       0.77        N/A         0.06
Oppenheimer MainStreet Growth & Income                        0.73        N/A         0.05
Templeton Asset Strategy Class 2(9d, f)                       0.60       0.25         0.18
Templeton Growth(9c, d, e) Securities Class 2                 0.83       0.25         0.05
Templeton International Securities Class 2(9d, g)             0.69       0.25         0.19

                                                             Total
                                                            Annual
                                                             Fund                       Total Fund
                                                           Operating                    Operating
                                                           Expenses         Total        Expenses
                                                            Without        Waivers         with
                                                          Waivers or         and        Waivers or
                          Fund                            Reductions     Reductions     Reductions
                                                          ----------     ----------     ----------
American Century VP Income & Growth                           0.70%          N/A%          0.70%
American Century VP International                             1.34           N/A           1.34
AFIS Bond--Class 2                                            0.78           N/A           0.78
AFIS Global Growth--Class 2                                   0.96           N/A           0.96
AFIS Growth--Class 2                                          0.64           N/A           0.64
AFIS Growth Income--Class 2                                   0.60           N/A           0.60
AFIS High Yield Bond--Class 2                                 0.76           N/A           0.76
AFIS U.S. Government/AAA--Class 2                             0.77           N/A           0.77
Baron Capital Asset(2)                                        1.88         (0.38)          1.50
Delaware Devon Standard Class(3a)                             0.75           N/A           0.75
Delaware High Yield Standard Class(3b) (formerly
 Delchester)                                                  0.72           N/A           0.72
Delaware International Equity Standard Class(3c)              0.94         (0.02)          0.92
Delaware REIT Standard Class(3d)                              0.96         (0.11)          0.85
Delaware Small Value Standard Class(3e)                       0.85           N/A           0.85
Deutsche VIT EAFE Index(4)                                    1.15         (0.50)          0.65
Deutsche VIT Equity 500 Index(4)                              0.43         (0.13)          0.30
Deutsche VIT Small Cap Index(4)                               1.18         (0.73)          0.45
Fidelity VIP II Asset Manager--Service Class(5)               0.74           N/A           0.74
Fidelity VIP II Contrafund--Service Class(5)                  0.78           N/A           0.78
Fidelity VIP Growth--Service Class(5)                         0.77           N/A           0.77
Fidelity VIP High Income--Service Class(5)                    0.79           N/A           0.79
Fidelity VIP Overseas--Service Class(5)                       1.01           N/A           1.01
Franklin Small Cap--Class 2(9a, b, d)                         1.07           N/A           1.07
Janus Aspen Series Aggressive Growth-- Institutional
 Shares(6)                                                    0.67           N/A           0.67
Janus Aspen Series Balanced--Institutional Shares(6)          0.67           N/A           0.67
Janus Aspen Series Flexible Income-- Institutional
 Shares(6)                                                    0.72           N/A           0.72
Janus Aspen Series Global Technology--
 Service Shares(6)                                            1.03           N/A           1.03
Janus Aspen Series Worldwide Growth-- Institutional
 Shares(6)                                                    0.70           N/A           0.70
LN Bond                                                       0.53           N/A           0.53
LN Capital Appreciation                                       0.78           N/A           0.78
LN Equity-Income                                              0.79           N/A           0.79
LN Money Market                                               0.59           N/A           0.59
LN Social Awareness                                           0.38           N/A           0.38
MFS Capital Opportunities(7)                                  1.02         (0.11)(2)       0.91
MFS Research(7)                                               0.86           N/A           0.86
MFS Total Return(7)                                           0.90           N/A           0.90
MFS Utilities(7)                                              0.91           N/A           0.91
Neuberger Berman AMT Mid-Cap Growth(8)                        1.08         (0.08)          1.00
Neuberger Berman AMT Partners(8)                              0.87           N/A           0.87
OCC Accum Trust Managed                                       0.83           N/A           0.83
Oppenheimer MainStreet Growth & Income                        0.78           N/A           0.78
Templeton Asset Strategy Class 2(9d, f)                       1.03           N/A           1.03
Templeton Growth(9c, d, e) Securities Class 2                 1.13           N/A           1.13
Templeton International Securities Class 2(9d, g)             1.13           N/A           1.13



(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors.

(2) The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 1999 through December 31, 1999 would have been 1.88%.

(3)(a) The investment advisor for the Devon Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse each Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.
   (b) The investment advisor for the High Yield Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.
   (c) The investment advisor for the International Equity Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2000 through October 31, 2000, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.94%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million, 0.70% on assets in excess of $2,500 million; all per year.
   (d) The investment advisor for the REIT Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.96%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.
   (e) The investment advisor for the Small Cap Value Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.

(4) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.65% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund, 1.18% for the Small Cap Index Fund and 1.15% for the EAFE Equity Index Fund.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been:

       Growth 0.75% (service); Asset Manager 0.73% (service); Contrafund 0.75% (service);

(6) Expenses (except for Global Technology Portfolio) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Aggressive Growth, Worldwide Growth, and Balanced Portfolios. Expenses for Global Technology Portfolio are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

(7) Each series has an expense offset arrangement which reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangement and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had the fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:

       0.90% for Capital Opportunities Series
       0.85% for Research Series
       0.89% for Total Return Series
       0.90% for Utilities Series

MFS has contractually agreed, subject to reimbursement, to bear expenses for the Capital Opportunities Series such that such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

(8) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through May 1, 2001 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.0% of the AMT Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, Total Annual Expenses for the portfolio for the year ended December 31, 1999 would have been 1.08%.

(9)(a) A merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund.
   (b) On 2/8/00, fund shareholders approved new management fees, effective 5/1/00. The table shows restated total expenses for the fund based on the new fund fees and the combined assets of the two funds as of 12/31/99, even though the merger and the new fees did not become effective until 5/1/00.
   (c) The fund administration fee is paid indirectly through the management fee.
   (d) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.
   (e) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/01/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05% and Total Fund Operating Expenses 1.10%.
   (f) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Global Asset Allocation Fund, effective 5/01/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the funds as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
       Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%.
   (g) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/01/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the shares of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

Policy Loans, Withdrawals and Surrenders

You may borrow, within described limits, against the Policy. You may surrender your Policy in full or withdraw part of its value. Upon the maturity of your Policy, you may select one of the annuity settlement options or, prior to maturity, you may apply the value of your Policy, minus surrender charges and loan account amounts, to one of the annuity settlement options.

If you borrow against your policy, interest will accrue at an annual rate which will be the monthly average (Moody's Investor Service, Inc. Corporate Bond Yield Average--Monthly Average Composites) for the calendar month which ends two months prior to the Policy Anniversary month, or 4.8% if greater.


The Loan Account Value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a "spread", not to exceed 0.80%. For the current spread see page 29.


Changes in Specified Amount


Within certain limits, you may increase or decrease the specified amount. Increases may require evidence of insurability. Currently, the minimum Specified Amount is $100,000. Such changes will affect other aspects of your Policy. See page 29 - 30.


LLANY, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

LLANY is a life insurance company chartered under New York law on June 6, 1996. Wholly-owned by The Lincoln National Life Insurance Company ("Lincoln Life") and in turn by Lincoln National Corporation ("LNC"), a publicly held Indiana insurance holding company incorporated in 1968, it is licensed to sell life insurance policies and annuity contracts in New York. Its principal office is at 120 Madison Street, Suite 1700, Syracuse, NY 13202. LLANY, Lincoln Life, LNC and their affiliates comprise the "Lincoln Financial Group" which provides a variety of wealth accumulation and protection products and services.

Account S is a "separate account" of the Company established on March 2, 1999. Account S was established for the purpose of segregating assets attributable to the variable portion of life insurance contracts from other assets of the Company. Under New York law, the assets of Account S attributable to the Policies, through the property of LLANY, are not chargeable with liabilities of any other business of LLANY and are available first to satisfy LLANY's obligations under the Policies. Account S income, gains, and losses are credited to or charged against Account S without regard to other income, gains, or losses of LLANY. The values and investment performance of Account S are not guaranteed. Account S is registered with the Securities and Exchange Commission ("Commission") as a "unit investment trust" under the Investment Company Act of 1940, as amended ("1940 Act") and meets the 1940 Act's definition of "separate account". The Commission does not supervise the management, investment practices, or policies of LLANY or Account S. LLANY has numerous other registered separate accounts which fund its variable life insurance policies and variable annuity contracts.

Account S is divided into Sub-Accounts, each of which is invested solely in the shares of one of the mutual funds available as funding vehicles under the Policies.

On each Valuation Day, Net Premium Payments allocated to Account S will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account S are raised by selling Fund shares at net asset value.


The Funds now available in Account S and their investment objectives are on pages 13 - 18. More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. The Funds may or may not achieve their investment objectives.


Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

LLANY reserves the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and to compliance with regulatory requirements, if in its sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant or in the event a particular Fund is no longer available to LLANY for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

Shares of the Funds may be used by LLANY and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a separate account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

A Policy may also be funded in whole or in part through the "Fixed Account", part of LLANY's General Account supporting its insurance and annuity obligations. The General Account is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. Amounts held in the Fixed Account will be credited with interest at rates LLANY determines from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the Securities Act of 1933, as amended ("1933 Act") in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE

The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

The Policy is available for purchase by corporations or groups where individuals share a common employer or affiliation with a group or sponsoring organization. Each Policy covers a single insured. The Policy may be useful in: funding non-qualified executive deferred compensation; funding salary continuation programs; funding death benefit liabilities or cash flow obligations for executive retirement plans. The Policy should not be considered for employer pension or profit sharing programs.

Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis.

Unless a policy has become a "Modified Endowment Contract" (see page 35), an owner can borrow Policy values tax-free, without surrender charges and at low net interest cost. Policy loans can be a source of retirement income.


Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see page 24).


ALLOCATION OF PREMIUMS

You may allocate all or a part of your Net Premiums to the Fixed Account (part of the Company's General Account) or to the Funds currently available through the Separate Account in connection with the Policy. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. The investment results of the Funds, whose objectives are described below, are likely to differ significantly. Except where otherwise indicated, all of the Funds are diversified, as defined in the 1940 Act.

Any monies received prior to policy issue will be credited with the return attributable to the Money Market Fund from the date of receipt until the day the Policy is issued.

During the Right to Examine Period, the first Net Premium will be allocated in its entirety as of the issue date to the Money Market Fund, regardless of the Policy owner's premium allocation percentages. Any other Net Premium received prior to the expiration of the Right to Examine Period will also be allocated to the Money Market Fund. On the day following the expiration of the Right to Examine Period, the policy value and future Net Premiums will be allocated in accordance with the Policy owner's selected premium allocation percentages.

Fixed Account

The Fixed Account is the only investment option offered with a guaranteed return. Amounts held in the Fixed Account will be credited with interest at rates of not less than 4.0% per year. Additional excess interest of up to 0.5% may be credited to the Fixed Account Value beginning in Policy Year 11. Credited interest rates reflect the Company's return on Fixed Account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

Separate Account


Funds

Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given fund may have a similar investment strategy to those of another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, we cannot guarantee that there will be any correlation between the two investments. Even though the management, strategy and the objectives of the funds are similar, the investment results may vary.

The portfolios, their investment advisors and distributors, and the Funds within each that are available under the Policies are:

American Century Variable Products Group, Inc., managed and distributed by American Century Investments Management Inc., P.O. Box 419835, Kansas City, MO 64141-6385
     American Century VP Income & Growth Fund
     American Century VP International Fund

American Funds Insurance Series (also known as American Variable Insurance Series) managed by Capital Research and Management Company and distributed by American Funds Distributors, Inc., 333 South Hope Street, Los Angeles, CA 90071

     AFIS Bond Fund--Class 2
     AFIS Global Growth Fund--Class 2
     AFIS Growth Fund--Class 2
     AFIS Growth-Income Fund--Class 2
     AFIS High-Yield Bond Fund--Class 2
     AFIS U.S. Government/AAA Rated Securities Fund--Class 2

Baron Capital Funds Trust, managed by BAMCO, Inc. and distributed by Baron Capital Inc., 767 Fifth Avenue, New York, NY 10153
     Baron Capital Asset Fund--Insurance Shares

Delaware Group Premium Fund managed by Delaware Management Company, One Commerce Square, Philadelphia, PA 19103 and for International, Delaware International Advisors, LTD., 80 Cheapside, London, England ECV2 6EE and distributed by Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103
     Delaware Group Devon Series--Standard Class
     Delaware Group High Yield Series (formerly Delchester Series)--Standard
      Class
     Delaware Group International Equity Series--Standard Class
     Delaware Group REIT Series--Standard Class
     Delaware Group Small Cap Value Series--Standard Class

Deutsche Asset Management VIT Funds Trust (formerly BT Insurance Funds Trust) managed by Bankers Trust Company, 130 Liberty Street (One Bankers Trust Plaza), New York, NY 10006 and distributed by Provident Distributors, Inc., Four Falls Corporate Center, West Conshohocken, PA 19428
     Deutsche VIT EAFE[RegTM] Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

Fidelity Variable Insurance Products Fund, and Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company and distributed by Fidelity Distributors Corporation, 82 Devonshire Street, Boston, MA 02103
     Fidelity VIP Growth Portfolio-Service Class
     Fidelity VIP High Income Portfolio--Service Class
     Fidelity VIP Overseas Portfolio--Service Class
     Fidelity VIP II Asset Manager Portfolio-Service Class
     Fidelity VIP II Contrafund Portfolio-Service Class

Franklin Templeton Variable Insurance Products Trust, managed by Templeton Investment Counsel, Inc., Broward Financial Center, Suite 2100, Ft. Lauderdale, FL 33394, and its Templeton and Franklin affiliates and distributed by Franklin/Templeton Distributors, Inc., 777 Mariners Island Blvd., San Mateo, CA 94403.
     Franklin Small Cap Fund-Class 2
     Templeton Asset Strategy Fund-Class 2 (formerly Asset Allocation Fund) Templeton Growth Securities Fund-Class 2 (formerly Stock Fund)
     Templeton International Securities Fund-Class 2 (formerly International
      Fund)

Janus Aspen Series, managed by Janus Capital and distributed by Janus Distributors, Inc., 100 Fillmore St., Denver, CO 80206-4928
     Janus Aspen Series Aggressive Growth Portfolio--Institutional Shares Janus Aspen Series Balanced Portfolio--Institutional Shares
     Janus Aspen Series Flexible Income Portfolio--Institutional Shares Janus Aspen Series Global Technology Portfolio--Service Shares
     Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares

Lincoln National Funds, managed by Lincoln Investment Management, Inc., 200 East Berry Street, Fort Wayne, IN 46802 and distributed by Lincoln Financial Advisors Corp., 350 Church Street, Hartford, CT 06103. Sub-advisors are also noted.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc. (Sub-advised by Janus Capital Corp.)
     LN Equity-Income Fund, Inc. (Sub-advised by Fidelity Management Trust Co.) LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc. (Sub-advised by Vantage Investment
      Advisors)

Lincoln Investment Management, Inc. (Lincoln Investment) has informed the funds to which it provides advisory services that it intends to merge into a newly created series of its affiliate, Delaware Management Business Trust, during the second or third quarter of 2000. Lincoln Investment does not expect the merger to result in any change in the level of advisory services that it currently provides to these funds, although there may be some changes in, and additions to, personnel. See the prospectuses for these funds for more information.

MFS[RegTM] Variable Insurance Trust, managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series
     MFS Capital Opportunities Series

Neuberger Berman Advisers Management Trust, managed and distributed by Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0006
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio

OCC Accumulation Trust, managed by OpCap Advisors and distributed by OCC Distributors, 1345 Avenue of the Americas, New York, NY 10105
     OCC Trust Managed Portfolio

OppenheimerFunds, managed by OppenheimerFunds, Inc., and distributed by OppenheimerFunds Distributors, Inc. Two World Trade Center, New York, NY 10048
     Oppenheimer Main Street Growth and Income Fund/VA

The investment advisory fees charged the Funds by their advisors are shown on pages 7 - 9.

Below is a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

o American Century VP Income & Growth Fund: Seeks dividend growth, current income and capital appreciation by investing in a diversified portfolio of U.S. stocks.

o American Century VP International Fund: Seeks capital growth, by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets.

o AFIS Bond Fund--Class 2: The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

o AFIS Global Growth Fund--Class 2: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

o AFIS Growth Fund--Class 2: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

o AFIS Growth-Income Fund--Class 2: The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

o AFIS High-Yield Bond Fund--Class 2: The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or lower by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

o AFIS U.S. Government/AAA Rated Securities Fund--Class 2: The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

o Baron Capital Asset Fund: The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

o Delaware Group Devon Series --Standard Class: Seeks growth and income by investing primarily in income-producing stocks that the manager believes have the potential for above-average dividend increases over-time. This fund blends traditional growth and value investment styles.

o Delaware Group High Yield Series--Standard Class (formerly Delchester Series): Seeks total return and, as a secondary objective, high current income. The Series invests in rated and unrated corporate bonds (including high-risk, high-yield bonds commonly known as junk bonds), foreign bonds, U.S. Government securities and commercial paper. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

o Delaware Group International Equity Series--Standard Class: Seeks long-term growth without undue risk to principal by investing primarily in foreign company stocks with the potential for capital appreciation and income.

o Delaware Group REIT Series--Standard Class: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.

o Delaware Group Small Cap Value Series--Standard Class: Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

o Deutsche VIT EAFE[RegTM] Equity Index Fund: Seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Europe, Australia, Far East Index (the EAFE Index), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.

o Deutsche VIT Equity 500 Index Fund: Seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index, before the deduction of Fund expenses.

o Deutsche VIT Small Cap Index Fund: Seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of approximately 2,000 small-capitalization common stocks.

o Fidelity VIP Growth Portfolio--Service Class: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

o Fidelity VIP High Income Portfolio--Service Class: Seeks high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.

o Fidelity VIP Overseas Portfolio--Service Class: Seeks long term growth of capital by investing mainly in foreign securities.

o Fidelity VIP II Asset Manager Portfolio--Service Class: Seeks high total return with reduced risk over the long-term allocating its assets among domestic and foreign stocks, bonds and money market instruments.

o Fidelity VIP II Contrafund Portfolio--Service Class: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

o Franklin Small Cap Fund--Class 2: Seeks long-term capital growth. It invests primarily in equity securities of U.S. small cap growth companies. Small cap companies are generally those with market cap values of less than $1.5 billion at time of purchase. Franklin Advisers, Inc. serves as the Fund's investment advisor.

o Janus Aspen Series Aggressive Growth Portfolio--Institutional Shares: Seeks long-term growth of capital. Pursues objective in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.

o Janus Aspen Series Balanced Portfolio--Institutional Shares: Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

o Janus Aspen Series Flexible Income Portfolio--Institutional Shares: To seek maximum total return, consistent with preservation of capital. Pursues objective primarily through investments in income-producing securities.

o Janus Aspen Series Global Technology Portfolio--Service Shares: To seek long-term growth of capital. The Portfolio invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities or companies that the portfolio manager believes will benefit significantly from advancements or improvements in technology.

o Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares: To seek long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

o Lincoln National Bond Fund, Inc.: Seeks maximum current income consistent with prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

o Lincoln National Capital Appreciation Fund, Inc.: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products and services are in high demand. It may also buy some money market securities and bonds, including junk (high risk) bonds.

o Lincoln National Equity-Income Fund, Inc.: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds).

o Lincoln National Money Market Fund, Inc.: Seeks maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

o Lincoln National Social Awareness Fund, Inc.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specified social criteria.

o MFS Research Series: Seeks to provide long-term growth of capital and future income.

o MFS Total Return Series: Seeks primarily to provide above-average income (compared to a portfolio entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

o MFS Utilities Series: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

o    MFS Capital Opportunities Series: Seeks capital appreciation.

o Neuberger Berman AMT Mid-Cap Growth Portfolio: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

o Neuberger Berman AMT Partners Portfolio: Seeks capital growth by investing mainly in common stocks of mid- to large capitalization established companies using the value-oriented investment approach. Neuberger Berman Management Inc. serves as the Fund's investment adviser. Neuberger Berman, LLC serves as the Fund's investment sub-adviser.

o OCC Accumulation Trust Managed Portfolio: Seeks to achieve growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on manager's assessments of the relative outlook for such investments.

o Oppenheimer Main Street Growth and Income Fund/VA: Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time the Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

o    Templeton Asset Strategy Fund--Class 2 (formerly Templeton Asset Allocation
     Fund): Seeks a high level of total return. Invests in stocks of companies in any nation, bonds of companies and governments of any nation and in money market instruments, including emerging markets. Assets are allocated among different investments depending upon worldwide market and economic conditions.

o    Templeton Growth Securities Fund--Class 2 (formerly Templeton Stock Fund):
     Seeks long-term capital growth. It invests primarily in stocks of companies in various nations throughout the world, including the U.S. and emerging markets. Templeton Global Advisors Limited serves as the Fund's investment advisor.

o Templeton International Securities Fund--Class 2 (formerly Templeton International Fund): Seeks long-term capital growth. It invests primarily in stocks of companies outside the United States, including emerging markets. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

There is no assurance that the Funds will achieve their investment objectives. Policy owners bear the full investment risk of investments in the Funds selected.

Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectuses for the Funds for a discussion of the risks associated with an investment in those funds. You should refer to the accompanying prospectuses of the Funds for more complete information about their investment policies and restrictions.


LLANY has entered into agreements with the various trusts or corporations and their advisors or distributors under which LLANY makes the Funds available under the Policies and performs certain administrative services. In some cases, the advisors or distributors may compensate LLANY at annual rates of between .10% to
 .40% of assets in a particular Fund attributable to the Policies.


Mixed and Shared Funding

Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policyowners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.


Substitution of Securities

If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.


CHARGES & FEES

Premium Load

The premium load is deducted from your premium payments. This load represents sales and administrative expenses associated with the startup and maintenance of the policy.

1. Guaranteed Maximum Premium Load

For all cases, the premium load is guaranteed to be no higher than the amounts shown in the following table:

                   For the Portion of             For the Portion of
                   Premiums Paid up to Target     Premiums Paid greater than
                   Premium -- load as a           Target Premium -- load as a
Policy Year(s)     percentage of that portion     percentage of that portion
----------------   --------------------------     ---------------------------
1                  12.0%                          5.0%
2-5                 9.0%                          5.0%
6 and after         5.0%                          5.0%

2. Current Premium Load

The current premium load for cases with average annual planned premiums of $100,000 or greater but less than $1,000,000, is shown in the following table:

                   For the Portion of             For the Portion of
                   Premiums Paid up to Target     Premiums Paid greater than
                   Premium -- load as a           Target Premium -- load as a
Policy Year(s)     percentage of that portion     percentage of that portion
----------------   --------------------------     ---------------------------
1                  10.50%                         2.50%
2-5                 7.50%                         1.50%
6-7                 3.50%                         1.50%
8 and after         1.50%                         1.50%

The current premium load for cases with average annual planned premiums of $1,000,000 or greater, is shown in the following table:

                   For the Portion of             For the Portion of
                   Premiums Paid up to Target     Premiums Paid greater than
                   Premium -- load as a           Target Premium -- load as a
Policy Year(s)     percentage of that portion     percentage of that portion
----------------   --------------------------     ---------------------------
1                  7.50%                          1.00%
2                  6.00%                          1.00%
3-5                3.50%                          1.00%
6 and after        1.50%                          1.00%

Premium Load Refund

Under certain circumstances described below, if you surrender your Policy up to 60 months after Date of Issue, if your Policy is not in default, you may be entitled to a credit for some or all of the premium loads which have been deducted from your premium payments. To determine the Surrender Value during the premium load refund period, the Total Account Value will be reduced by the amount of any Loan Account Value, including accrued interest. That amount would be increased by the applicable credit for the premium load. A decrease in the specified amount in Policy Years 1 or 2 will proportionately decrease the amount of the premium load refund. This refund is not guaranteed and is not available if your policy is in default.

Currently, for cases with average annual planned premiums of $100,000 or greater but less than $1,000,000, if a policy is surrendered during the first twelve months after the Date of Issue, the refund is 7% of premium paid in the first Policy Year up to the Target Premium and 3% of premium paid in the first Policy Year above Target Premium. For months 13 through 24, the refund is 75% of the First Policy Year refund amount. There is no refund after 24 months.

Currently, for cases with average annual planned premiums of $1,000,000 or greater, if a policy is surrendered during the first twelve months after the Date of Issue, the refund is 7.50% of premium paid in the first Policy Year up to the Target Premium plus the premium tax charge and 1% of premium paid in the first Policy Year above Target Premium plus the premium tax charge. For months 13 through 60, the refund is 100% of the First Policy Year refund amount plus the premium tax charge. There is no refund after 60 months.

Premium Tax Charge

An amount equal to the state and municipal taxes associated with premiums received is deducted from premium payments. For Policies issued or delivered in New York, this charge is currently 1.75% and is guaranteed not to exceed 5% of premium received.

Charges and Fees Assessed Against the Total Account Value

A Monthly Deduction is made from the Total Account Value. The Monthly Deduction is made as of the same day each month, beginning with the Date of Issue. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. The Cost of Insurance is the portion of the monthly deduction attributable to the basic insurance coverage, not including riders, supplemental benefits or monthly expense charges. The Cost of Insurance depends on the Issue Age, risk class of the Insured and the number of Policy Years elapsed and Specified Amount of the Policy.

Once a Policy is issued, Monthly Deductions, including Cost of Insurance charges, will begin as of the Date of Issue, even if the Policy's issuance was delayed due to underwriting requirements, and will be in amounts based on the Specified Amount of the Policy issued, even if any temporary insurance coverage provided during the underwriting period was for a lesser amount.

The Monthly Deduction also includes a monthly administrative expense charge of $6 currently, guaranteed not to exceed $10 during all Policy Years.

The monthly administrative expense charge is for items such as premium billing and collection, Policy value calculation, confirmations and periodic reports and will not exceed our costs. The Monthly Deduction is deducted proportionately from each funding option, if more than one is used. This is accomplished by liquidating Accumulation Units and withdrawing the value of the liquidated Accumulation Units from each funding option in the same proportion as their respective values have to your Fixed Account and Separate Account Values.

Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of Account S for mortality and expense risks assumed by it in connection with the Policy.

Currently, the amount of this charge, on an annualized basis, is the following percentage of Policy value in the Separate Account:

Currently, for cases with average annual planned premiums of $100,000 or greater but less than $1,000,000, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the Separate Account:

                             Annualized Mortality and
  Policy Years               Expense Risk Charge
  1-10                             0.65%
  11-20                            0.45%
  21 and thereafter                0.35%

Currently, for cases with average annual planned premiums of $1,000,000 or greater, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the Separate Account:

                             Annualized Mortality and
  Policy Years               Expense Risk Charge
  1-10                             0.40%
  11-20                            0.20%
  21 and thereafter                0.10%

The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the mortality and expense risk charge on an annualized basis exceed the following:

                             Annualized Mortality and
  Policy Years               Expense Risk Charge
  1-10                             1.10%
  11-20                            0.90%
  21 and thereafter                0.80%

Reduction of Charges

The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization. Each Policy covers a single insured. We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the Policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any Policy owners.

POLICY CHOICES

When you buy a Policy, you make several important choices:

o    The amount of premium you intend to pay;

o Which one of the three Death Benefit Options you would like, and the Premium Accumulation Rate you would like if you choose Death Benefit Option 3;

o The way your net premiums will be allocated to the Funds and/or the Fixed Account.

Each of these choices is described in detail below:

Premium Payments

Planned Premiums are those premiums you choose to pay on a scheduled basis. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Additional Premiums are any premiums you pay in addition to Planned Premiums.

Payment of Minimum Monthly Premiums, Planned Premiums, or Additional Premiums in any amount will not guarantee that your Policy will remain in force. Conversely, failure to pay Planned Premiums or Additional Premiums will not necessarily cause your Policy to lapse. The Policy's surrender value must be sufficient to cover the next Monthly Deduction.

At any time, you may increase your Planned Premium by written notice to us, or pay Additional Premiums, except that:

o We may require evidence of insurability if the Additional Premium or the new Planned Premium during the current Policy Year increases the difference between the Death Benefit and the Total Account Value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without investing such amounts in the underlying funding options.

o If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitations, we will only accept that portion of the premium which will make total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

o If you make a sufficient premium payment when you apply for a Policy, and have answered favorably to certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

o After your first premium payment all premiums must be sent to our Administrative Office. Your premium payments received will be allocated as you have directed and amounts allocated to the Funds will be credited at the Accumulation Unit value determined at the end of the business day after each payment is received.

You may reallocate your future premium payments at any time free of charge. Any reallocation will apply to premium payments made after you have received written verification from us.

Under limited circumstances, we may backdate a Policy, upon request, by assigning a Date of Issue earlier than the date the application is signed, but no earlier than six months prior to state approval of the Policy. The Date of Issue is the date from which policy years, policy anniversaries and Attained Age are determined. The Date of Coverage is the date on or after the Date of Issue that the initial premium has been paid (1) while the Insured is alive and (2) prior to any change in health and insurability, as represented in the application. Issue Age is the Insured's age on his/her birthday closest to the Policy Date of Issue. Backdating may be desirable, for example, so that you can purchase a particular Specified Amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the Date of Issue and the date the initial premium is invested in the Separate Account. Backdating of your Policy will not affect the date on which your premium payments are credited to the Separate Account and you are credited with Accumulation Units. You cannot be credited with Accumulation Units until your Net Premium Payment is actually deposited in the Separate Account. (See "Policy Values.")

If we decline an application for a policy we will refund all premium payments made.

This Policy must satisfy the Cash Value Accumulation testing method to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. This requires a life insurance policy to meet minimum ratios of life insurance coverage to Total Account Value. We refer to the ratios as Applicable Percentages. We refer to required life insurance coverage in excess of the Total Account Value as the Death Benefit corridor.

The Cash Value Accumulation test does not limit premiums which may be paid but has required Applicable Percentages. For example, Applicable Percentages for Non-Smokers range from 670% at Attained Age 20 to 350% at Attained Age 40 to 100% at Attained Age 100.

The payment of higher premiums, which is associated with the Cash Value Accumulation method, increases the possibility that the amount paid into the Policy will exceed the amount that would have been paid had the Policy provided for seven level annual premiums (the "7-pay test"). If premiums paid exceed such limits during any 7-pay testing period, any partial surrender or Policy loan may be subject to federal income taxation.

Death Benefit Options

At the time of purchase, you must choose from three available Death Benefit Options. The amount payable under the option chosen will be determined as of the date of the Insured's death. The Death Benefit may be affected by partial surrenders. The Death Benefit for all three options will be reduced by the Loan Account Value plus any accrued interest.

Under Option 1, the Death Benefit will be the greater of the Specified Amount or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 1 generally provides a level Death Benefit.

Under Option 2, the Death Benefit will be the greater of the Specified Amount, plus the Total Account Value or the Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 2 provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options you choose.

Under Option 3, the Death Benefit will be the greater of the Specified Amount plus the Accumulated Premium(s) accumulated at the Premium Accumulation Rate or

Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value but will not exceed the total Death Benefit paid under Option 2. This option may only be selected at issue.


The Accumulated Premium is the sum of all the premiums paid from the Date of Issue accumulated at the Premium Accumulation Rate. You select the Premium Accumulation Rate at issue. Any rate requested in excess of 10% may be subject to additional underwriting.


The choice of Death Benefit Option should be based upon the pattern of Death Benefits which best matches the intended use of the Policy. For example, an Option 1 Policy should be chosen for a simple, fixed, level total Death Benefit need. Option 2 would be chosen to provide a level death benefit in addition to the Policy Total Account Value, and Option 3 would provide a level death benefit for the Specified Amount plus a return of Accumulated Premiums.

Choosing the option which provides the lowest pattern of Death Benefits which meets the desired need will be the most efficient for accumulating potential cash value, since the lower Cost of Insurance charges will improve the growth or preservation of the Total Account Value. Other than providing the appropriate pattern of desired Death Benefits, there is no economic advantage of one option over another, since the Cost of Insurance charges for all three Options are based upon the amount at risk, the difference between the Death Benefit and the Total Account Value each month.

The same is true for the choice of a Premium Accumulation Rate under Option 3. Choice of a higher Premium Accumulation Rate will cause the death benefit to increase more rapidly, but this will also generate higher Cost of Insurance charges and lower the potential growth in Total Account Value.

Allocations and Transfers to Funding Options

At purchase, you must decide how to allocate your Net Premiums among the Funds and/or the Fixed Account. Net Premiums must be allocated in whole percentages. You should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to or transferring values among the Funds.

Before the Maturity Date, you may transfer Policy values from one Fund to another at any time, or to the Fixed Account. After the first 18 months from Date of Issue the Company reserves the right to charge $25 for each transfer after the twelfth transfer per year. Within 45 days after each Policy anniversary, and before the Maturity Date, you may also transfer a portion of the Fixed Account Value to one or more Funds. A transfer from the Fixed Account is allowed only once in the 45-day period after the Policy Anniversary and will be effective as of the next Valuation Period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 25% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1000.

Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values determined at the end of the Valuation Period after your request is received by our

Administrative Office. (See "Accumulation Unit Value.") The Valuation Period is the period of time from when the Company determines the Accumulation Unit Value and Settlement Option Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

POLICY VALUES

Total Account Value

The Total Account Value is the sum of the Fixed Account Value, the Separate Account Value and the Loan Account Value.

We will allocate each Net Premium (the premium paid, less both the premium load and the premium tax charge) to a funding option in the Separate Account and credit it in the form of Accumulation Units. An Accumulation Unit is used to measure the value of a Policy owner's interest in each applicable funding option used to calculate the value of the variable portion of the Total Account Value before election of a settlement option. We will credit each Net Premium we receive after your policy is issued to your Policy at the Accumulation Unit Value for a selected Fund at the end of the business day we receive it. The number of Accumulation Units credited is the Net Premium divided by that Accumulation Unit Value. Shares in each Fund you select will be purchased for the Separate Account at the Fund's net asset value next computed after we receive the Net Premium. Since each Fund has its own Accumulation Unit value if you choose a combination of funding options, you will have Accumulation Units credited for each funding option.

Separate Account Value is the sum of values in each Separate Account funding option which is the total number of Accumulation Units times the current Accumulation Unit Value. To that we add any Fixed Account values and any Loan Account Values to arrive at the Policy's Total Account Value.

The number of Accumulation Units you have is not changed by any change in the value of an Accumulation Unit. The number is increased by contributions or transfers and decreased by charges and withdrawals.

There is no guarantee that the Separate Account Value will equal or exceed Net Premiums placed in the Separate Account.

We will notify you annually as to the number of Accumulation Units credited to your Policy for each Fund, the current Accumulation Unit values, the Separate Account Value, the Fixed Account Value, and the Total Account Value.

Accumulation Unit Value

We convert any Net Premium payment allocated to, or Policy Value transferred to a Sub-Account into Accumulation Units. The Accumulation Unit Value for a Sub-Account is determined by:


o multiplying the Fund shares owned by the Sub-Account at the beginning of the business day by the net asset value per share at the end of the business day and adding any dividend or other distribution during the business day; minus

o    the daily Sub-Account charges, including any tax charge or credit; and

o dividing the result of the foregoing subtraction by the number of Accumulation Units for that Sub-Account at the beginning of the business day.

The Accumulation Unit Value may increase or decrease from business day to business day.

Maturity Value

The Maturity Date is the Policy Anniversary nearest the Insured's 100th birthday.

The Maturity Value of the Policy is the Total Account Value on the Maturity Date, less the Loan Account Value and any unpaid accrued interest.

Surrender Value

The Surrender Value of your Policy is the amount you can receive in cash by surrendering the Policy. This equals the Total Account Value minus the Loan Account Value and any accrued interest, plus any credit for premium loads paid. All or part of the Surrender Value may be applied to one or more of the Settlement Options. If you make a full surrender, all coverage under the Policy will automatically terminate and may not be reinstated.

POLICY RIGHTS

Partial Surrenders

A partial surrender may be made at any time after the first Policy Year. If, at the time of a partial surrender your Total Account Value is attributable to more than one funding option, the transaction charge and the amount paid to you upon the surrender will be taken proportionately from the Accumulation Unit values in each funding option.

The amount of a partial surrender may not exceed the Surrender Value on the date the request is received and may not be less than $500.

Partial surrenders may only be made prior to election of a Settlement Option.

For an Option 1 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

For an Option 2 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value and the Death Benefit, but it will not reduce the Specified Amount.

For an Option 3 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

We will pay you on a full or partial surrender within seven calendar days after we receive your written request in our Administrative Office in satisfactory form. Payment may be postponed if the New York Stock Exchange has been closed or trading has been restricted or an emergency exists. Your payment from the Fixed Account Values may be deferred up to six months except when used to pay premiums to the Company.

The Specified Amount remaining in force after a partial surrender may not be less than $100,000. Any request for partial surrender that would reduce the Specified Amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

Reinstatement of a Lapsed Policy

A lapse occurs if your Monthly Deduction is greater than the Policy's Surrender Value and you make no payment to cover the deduction within 61 days of our notifying you.

You can apply for reinstatement within five years after the date of lapse and before the Maturity Date. To reinstate your Policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current Monthly Deductions, plus two additional Monthly Deductions. In the event of reinstatement, the Policy will be reinstated on the Monthly Deduction day following our approval. The Policy's Total Account Value at reinstatement will be the net premium paid less the Monthly Deduction due that day. Any loan Account Value will not be reinstated.

Policy Loans

The maximum loan amount is 90% of Total Account Value. The Loan Account Value, which is the loan amount plus interest, reduces any proceeds payable.

Any loan made will be taken proportionally from the amount in each funding option. Repayments on the loan will be allocated in proportion to current premium allocations, and will reduce the Loan Account Value.

The annual rate we charge during any Policy Year will be:

o the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the Policy Anniversary occurs, or, if greater,

o    4.8%

This rate may increase only when it would be at least 0.5% higher than the prior Policy Year's and decrease only when it would be at least 0.5% lower than the prior Policy Year's.

When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a Policy. Any unpaid interest is added to the loan.

The loan account value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a spread, not to exceed 0.80%.

Annual Loan Interest earned = policy loan interest rate - spread

Currently, the spread is the following:

o For cases with average annual planned premiums of $100,000 or greater but less than $1,000,000:

       Years 1--10                     0.70%
       Years 11 and thereafter         0.35%

o    For cases with average annual planned premiums of $1,000,000 or greater:

       Years 1--10                     0.40%
       Years 11--20                    0.20%
       Years 20 and thereafter         0.10%

The interest earned by the Loan Account Value will be added to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan amount was originally deducted from these values.

Policy Changes

You may make changes to your Policy as described below by submitting a written request to our Administrative Office in a form satisfactory to us.

Increases: You may increase the Specified Amount of your Policy any time subject to satisfactory evidence of insurability which may be required.


Decreases: Generally, you may decrease the Specified Amount of your Policy with our consent; however, no decrease may reduce the Specified Amount below the minimum for the type of Policy (see "Death Benefit Options"), and the availability of decreases before the fifth Policy Year is subject to approval of this feature by the New York Insurance Department and to the Company's satisfaction that the decrease is intended to meet a legitimate, non-insurance related business need of the Policy owner.


o Changes from Death Benefit Option 1 to Death Benefit Option 2 are allowed at any time. The new Specified Amount will equal the Specified Amount less the Total Account Value at the time of the change.

o Changes from Death Benefit Option 2 to Death Benefit Option 1 are allowed at any time. The new Specified Amount will equal the Specified Amount plus the Total Account Value as of the time of the change.

o Changes from Death Benefit Option 3 to Death Benefit Option 1 are allowed at any time. The Specified Amount will be increased to equal the Specified Amount prior to the change plus the lesser of the Accumulated Premiums or the Total Account Value at the time of the change.

o Changes from Death Benefit Option 3 to Death Benefit Option 2 are allowed at any time. The Specified Amount will be reduced to equal the Specified Amount prior to the change minus the greater of zero or the difference between the Total Account Value and the sum of the Accumulated Premiums at the time of the change.

o Changes from Death Benefit Options 1 or 2 to Death Benefit Option 3 are not allowed.

Right to Examine the Policy

The Policy has a "Right to Examine Period" during which you may examine the Policy. If, for any reason, you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days after you receive the Policy. If you return (cancel) the Policy, we will pay a refund equal to all premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums you paid by check may be delayed until the check clears your bank.

DEATH BENEFIT

The Death Benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of the Insured's death (a certified copy of the death certificate), unless you or the beneficiary have elected that it be paid under one or more of the Settlement Options or such options as we may choose to make available in the future. Payment of the Death Benefit may be delayed if the Policy is being contested.

POLICY SETTLEMENT

Settlement Options

Proceeds in the form of Settlement Options are payable by the Company upon the Insured's death, upon Maturity of the Policy, or upon election of one of the Settlement Options.

Upon the death of the Insured, the proceeds of the Policy will be paid to the Beneficiary(ies) in the form of an annuity in Settlement Option 1, 2 or 3 if the Beneficiary(ies) so elect. An annuity is a series of payments for a definite period of time or for the life of an individual. For Settlement Option 4, payments of requested amounts are made at the request of the Payee or payments may be through one of the other available Settlement Options.

All or part of the Proceeds of this Policy may be applied, under one or more of the options described below. An election shall be made by written request to our Administrative Office. The Payee of Proceeds may make this election if no prior election has been made.

The Payee must designate whether the payments will be:

o    on a fixed basis,

o    on a variable basis, or

o    a combination of fixed and variable bases.

Variable Settlement Options will be supported by the then available Funds of the Company's Variable Annuity Account N (Account N), a separate account very similar to the Separate Account, except that Account N supports variable annuity benefits rather than variable life insurance benefits. We will provide an Account N prospectus in connection with selection of a Settlement Option. That prospectus will describe the available Funds, the cost and expenses of such Funds and the charges imposed on Account N. The available Funds may be, and the charges imposed on Account N are expected to be, different from those that relate to the Separate Account prior to commencement of a Settlement Option. Accordingly, you should review the Account N prospectus, as well as prospectuses for Account N's underlying Funds, prior to selecting any variable payment Settlement Option. A minimum monthly payment of $50 from each funding option will be required.

You make transfers among Funds while receiving payments on a variable basis under our administrative procedures in effect at the time. Currently, we limit the number of transfers to three per calendar year, but we can change this limit in the future.

If no designation is made, the Separate Account Value shall be used to provide a variable payment, and the Fixed Account Value shall be used to provide a fixed payment.

If a fixed annuity is chosen, the annuity purchase rate for the option chosen will reflect at least the minimum guaranteed interest rate of 3.0%.

Annuity Payment Options:

Option 1 -- Life Annuity/Life Annuity with Guaranteed Period -- Fixed and/or variable annuity payments will be made for the lifetime of the Annuitant with no certain period, or life and a 10 year certain period, or life and a 20 year certain period.

Option 2 -- Unit Refund Life Annuity -- Variable annuity payments will be made for the lifetime of the Annuitant with the guarantee that upon death, if (a) the number of the Fund settlement option annuity units initially purchased (determined by dividing the total dollar amount applied to purchase this settlement option by the Fund settlement option annuity unit value on the Annuity Commencement Date) is greater than (b) the number of Fund settlement option annuity units paid as part of each variable annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death; then a refund payment equal to the number of Fund settlement option annuity units determined by (a) minus (b) will be made. The refund payment value will be determined using the Fund settlement option annuity unit value on the Valuation Date on which the death claim is approved by us for payment after we have received (1) proof of death acceptable to us; (2) written authorization for payment; and (3) all claim forms, fully completed.

Option 3 -- Cash Refund Life Annuity -- Fixed annuity payments will be made for the lifetime of the Annuitant with the guarantee that upon death, if (a) the total dollar amount applied to purchase this option is greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death; then a refund payment equal to the dollar amount of (a) minus (b) will be made. The refund payment will be made on the Valuation Date on which the death claim is approved by us for payment after we are in receipt of (1) proof of death acceptable to us; (2) written authorization for payment; and (3) all claim forms, fully completed.

Option 4 -- Joint Life Annuity/Joint Life Annuity with Guaranteed Period -- Fixed and/or variable payments will be made during the joint life of the Annuitant and a Joint Annuitant of the Owner's choice. Payments will be made for life with no certain period, or life and a 10 year certain period, or life and a 20 year certain period. Payments continue for the life of the survivor at the death of the Annuitant or Joint Annuitant.

Other Options -- other options may be available as agreed upon in writing by us.

TERM INSURANCE RIDER

The Policy can be issued with a Term Insurance Rider as a portion of the total Death Benefit. The Rider provides term life insurance on the life of the Insured, which is annually renewable to Attained Age 100. This rider will continue in effect unless explicitly canceled by the Policy owner. The Rider provides a vehicle for short-term insurance protection for Policy owners who desire lower required premiums under the Policy, in anticipation of growth in Total Account Value to fund life insurance coverage in later Policy Years. However, term coverage does not have an associated Account Value. The amount of coverage provided under the Rider's Benefit Amount, varies from month to month.

The Benefit Amount is the Target Face Amount minus the Specified Amount. However, if the Death Benefit of the Policy is defined as a percentage of the Total Account Value, the Benefit Amount is zero.

The cost of the Rider is added to the Monthly Deductions, and is based on the Insured's premium class, Issue Age and the number of Policy Years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy Year.

If the Policy's Death Benefit increases as a result of an increase in Total Account Value (see "Life Insurance Qualification"), the Rider's Target Death Benefit will be reduced by an equivalent amount to maintain the total desired Death Benefit.

The Rider's Death Benefit is included in the total Death Benefit paid under the Policy. (See "Death Benefit Options.")

THE COMPANY

Directors and Officers of LLANY

The following persons are Directors and Officers of LLANY. Except as indicated below, the address of each is 120 Madison Street, Suite 1700, Syracuse, NY 13202, and each has been employed by LLANY or its affiliates for more than 5 years.


      Name, Address and
 Position(s) with Registrant               Principal Occupations Last Five Years
-----------------------------   ----------------------------------------------------------
Roland C. Baker                 President and Director [1/95-present], First Penn-Pacific
Director                        Life Insurance Co. Formerly: Chairman and CEO
1801 S. Meyers Road             [7/88-1/95], Baker, Rakish, Shipley & Politzer, Inc.
Oakbrook Terrace, IL 60181

      Name, Address and
 Position(s) with Registrant               Principal Occupations Last Five Years
-----------------------------   ----------------------------------------------------------
J. Patrick Barrett              Chairman and Chief Executive Officer, CARPAT
Director                        Investments [9/87-present]; President, Chief Operating
One Telergy Parkway             Officer and Director, Telergy, Inc. [4/98-present]; Chief
East Syracuse, NY 13057         Executive Officer and Director, Syracuse Executive Air
                                Service, Inc. [3/89-present]; Director, Bennington Iron
                                Works, Inc. [6/89-present]; Director, Coyne Industrial
                                Enterprises Corp. [1998-present].

David N. Becker                 Vice President and Chief Actuarial Officer, The Lincoln
Second Vice President and       National Life Insurance Co.
Appointed Actuary
1300 South Clinton Street
Fort Wayne, IN 46802

Thomas D. Bell, Jr.             President and Chief Executive Officer Young &
Director                        Rubicam [1/00-present]. Formerly: President and Chief
285 Madison Avenue              Executive Officer [4/95-9/98], Burson-Marstellar; Vice
New York, NY 10017              Chairman [4/94-5/95], Gulfstream Aerospace Corp.

Jon A. Boscia                   President, Chief Executive Officer and Director,
Director                        Lincoln National Corp. [1/98-present]. Formerly:
Centre Square                   President and Chief Executive Officer [10/96-1/98],
West Tower                      President and Chief Operating Officer [5/94-10/96]
Suite 3900                      The Lincoln National Life Insurance Co.
Philadelphia, PA 19102

Joanne B. Collins               President, Treasurer and Director, Lincoln Life &
President, Treasurer and        Annuity Company of New York [8/99-present]; Second
Director                        Vice President Lincoln National Corporation [4/96-
                                present]. Formerly: Second Vice President [9/84-3/96]
                                Lincoln National Corporation - Reinsurance.

John H. Gotta                   Director, Second Vice President and Assistant
Director, Second Vice           Secretary [12/99-present], Lincoln Life & Annuity
President and Assistant         Company of New York; Chief Executive Officer of Life
Secretary                       Insurance, Senior Vice President and Assistant
350 Church Street               Secretary [12/99-present] The Lincoln National Life
Hartford, CT 06103              Insurance Company. Formerly: Senior Vice President
                                and Assistant Secretary [4/98-12/99]; Senior Vice
                                President [2/98-4/98]; Vice President and General
                                Manager [1/98-2/98] The Lincoln National Life
                                Insurance Co.; Senior Vice President, Connecticut
                                General Life Insurance Company [3/96-12/97]; Vice
                                President, Connecticut (Massachusetts Mutual)
                                Mutual Life Insurance Company [8/94-3/96].

Barbara S. Kowalczyk            Senior Vice President, Corporation Planning [5/94-
Director                        present] Lincoln National Corporation
Centre Square
West Tower
1500 Market Street
Suite 3900
Philadelphia, PA 19102

      Name, Address and
 Position(s) with Registrant             Principal Occupations Last Five Years
-----------------------------   ------------------------------------------------------
Marguerite L. Lachman           Principal [11/99-present], Lend Lease Real Estate
Director                        Investments. Formerly: Managing Director
437 Madison Avenue              [4/87-11/99], Schroeder Real Estate Associates.
18th Floor
New York, NY 10022

Louis G. Marcoccia              Senior Vice President for Business, Finance and
Director                        Administrative Services, Syracuse University
Syracuse University             [1975-present]. Formerly: Auditor [1969-1975]
Syracuse, NY 13244              Price Waterhouse.

Troy D. Panning                 Second Vice President and Chief Financial Officer
Second Vice President and       [11/96-present], Lincoln Life & Annuity Company of
Chief Financial Officer         New York. Formerly: Accountant [9/90-11/96], Ernst
                                & Young LLP

John M. Pietruski               Chairman of the Board, Texas Biotechnology Corp.
Director
One Penn Plaza
Suite 3408
New York, NY 10119

Lawrence T. Rowland             Chairman, Chief Executive Officer, President and
Director                        Director [10/96-present] Lincoln National Reassurance
1700 Magnavox Way               Co. Formerly: Senior Vice President [10/95-10/96];
One Reinsurance Place           Vice President [10/91-10/95] Lincoln National Life
Fort Wayne, IN 46802            Reinsurance Co.

Richard C. Vaughan              Executive Vice President and Chief Financial Officer
Director                        [1/95-present]. Formerly: Senior Vice President
Centre Square                   and Chief Financial Officer [6/92-1/95] Lincoln
West Tower                      National Corp.
1500 Market Street
Suite 3900
Philadelphia, PA 19102


ADDITIONAL INFORMATION

Reports to Policyowners

Within 30 days after each Policy Anniversary and before proceeds are applied to a Settlement Option, we will send you a report containing the following information:

o a statement of changes in the Total Account Value and Surrender Value since the prior report or since the Date of Issue, if there has been no prior report. This includes a statement of Monthly Deductions and investment results and any interest earnings for the report period;

o Surrender Value, Death Benefit, and any Loan Account Value as of the Policy Anniversary;

o a projection of the Total Account Value, Loan Account Value and Surrender Value as of the succeeding Policy Anniversary.


If you have Policy values funded in a Separate Account you will receive, in addition, such periodic reports as may be required by the Commission.

Right to Instruct Voting of Fund Shares


In accordance with our view of present applicable law, we will vote the shares of each of the Funds held in each Separate Account. To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct. The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from Policy owners. However, if the 1940 Act or any regulations thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.


The number of Fund shares which each Policy owner is entitled to direct a vote is determined by dividing the portion of Total Account Value attributable to a Fund, if any, by the net asset value of one share in the Fund. Where the value of the Total Account Value or the Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund. The number of shares which a person has a right to vote will be determined as of a date to be chosen by us, but not more than 90 days before the meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days before such meeting. Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to Policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through Account S.

Policy owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

Disregard of Voting Instructions

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would have an adverse effect on the Separate Account in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policy owners.

State Regulation

We are subject to regulation and supervision by the Insurance Department of the state of New York, which periodically examines our affairs. The Policies have been approved by the New York Insurance Department.

We are required to submit annual statements of our operations, including financial statements, to the New York Insurance Department, for the purposes of determining solvency and compliance with insurance laws and regulations.

Legal Matters

At this time, the Company is not involved in any material litigation. From time to time, legal proceedings arise which generally are routine and in the ordinary course of business.

The Registration Statement

A Registration Statement under the 1933 Act has been filed with the Commission relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC, upon payment of the Commission's prescribed fees.

Distribution of the Policies


The Policy will be sold by individuals and entities, who in addition to being appointed as life insurance agents for LLANY are also registered representatives of Lincoln Financial Advisors Corporation, an affiliate of LLANY, or of other registered broker-dealers who maintain a selling relationship with LLANY. Registered broker-dealers and registered representatives of broker-dealers ordinarily receive commission and service fees up to 35% of the first year premium as defined and limited by Internal Revenue Code Section 7702, plus up to 10% of all other premiums paid. A registered representative or registered broker-dealer may be required to return all or part of any commission if the Policy is not continued for a certain period. All compensation is paid from LLANY resources, which include sales charges made under this policy.


Records and Accounts

Andesa, TPA, Inc., Suite 502, 1621 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of LLANY as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Funds shares held in the Separate Account will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

Experts


The statutory-basis financial statements of LLANY appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report which also appears elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their report given on their authority as experts in accounting and auditing.

Actuarial matters included in this prospectus have been examined by Ronald D. Franzluebbers, FSA as stated in the opinion filed as an exhibit to the registration statement.

Legal matters in connection with the Policies described herein are being passed upon by Robert O. Sheppard, Esq., as stated in the opinion filed as an exhibit to the registration statement.


Advertising


We are a member of Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

TAX ISSUES

Introduction. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation Of Life Insurance Contracts In General

Tax Status of the Policy. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

Investments in the Separate Account must be diversified. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the subaccounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on investment options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No guarantees regarding tax treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

Tax treatment of life insurance death benefit proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

Tax deferral during accumulation period. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

Policies Which Are MECS

Characterization of a policy as a MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

Tax treatment of withdrawals, loans, assignments and pledges under MECs. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty taxes payable on withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59-1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

Policies Which Are Not MECS

Tax treatment of withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain distributions required by the tax law in the first 15 policy years.
Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

Tax treatment of loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in the your income.

Other Considerations

Insured lives past age 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

Compliance with the tax law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

Disallowance of interest deductions. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

Federal income tax withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes In The Policy Or Changes In The Law. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Tax Status Of LLANY

Under existing Federal income tax laws, LLANY does not pay tax on investment income and realized capital gains of the Separate Account. LLANY does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


MISCELLANEOUS POLICY PROVISIONS

The Policy, including riders, which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

Payment of Benefits

All benefits are payable by us. We may require submission of the Policy before we grant loans, make changes or pay benefits.

Age

If age is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the current age.

Incontestability

We will not contest coverage under the Policy after the Policy has been in force during the lifetime of the insured for a period of two years from the Policy's Date of Issue.

For coverage which takes effect on a later date (e.g., an increase in coverage), we will not contest such coverage after it has been in force during the lifetime of the Insured more than two years from its effective date.

Suicide

If the Insured commits suicide within two years from the Date of Issue, the only benefit paid will be the sum of:

a)   premiums paid less amounts allocated to the Separate Account; and

b) the Separate Account Value on the date of suicide, plus the portion of the Monthly Deduction from the Separate Account Value, minus

c) the amount necessary to repay any loans in full and any interest earned on the Loan Account Value transferred to the Separate Account Value, and any surrenders from the Fixed Account.

If the Insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the Monthly Deduction for the increase, in lieu of the face amount of the increase.

All amounts described in (a) and (c) above will be calculated as of the date of death.

Coverage Beyond Maturity

The New York Insurance Department does not permit coverage beyond the Maturity Date.

Nonparticipation

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

                                   Appendix A


Illustrations of Death Benefit, Total Account Values and Surrender Values.


The following tables illustrate how the Death Benefit, Total Account Values and Surrender Values of a Policy change with the investment experience of the variable funding options. The tables show how the Death Benefit, Total Account Values and Surrender Values of a Policy issued with an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross after tax annual rate of 0%, 6%, and 12%, respectively.

Tables I and II illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for fully underwriting issue. Tables III and IV illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables V and VI illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for simplified issue underwriting. All Tables show values under the Cash Value Accumulation Test for the definition of life insurance. The Death Benefit, Total Account Values, and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at an assumed rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over a designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through eleventh columns illustrate the Surrender Values of each Policy over the designated period. Tables I, III, and V assume the maximum Cost of Insurance allowable under the Policy is charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 1.10% in Policy Years 1-10, 0.90% in Policy Years 11-20, and 0.80% in Policy Years 21 and thereafter on an annual basis, the maximum allowable premium load of 12.0% up to the first year's Target Premium and 5% over the Target Premium, are assessed in the first Policy Year; the maximum allowable premium load of 9% up to the second year's Target Premium and 5% over the Target Premium, are assessed in the second through fifth Policy Year and 5% on all premium in all Policy years thereafter, and an assumed Premium Tax charge of 5% on all premium in all Policy Years.

Tables II, IV and VI assume that the current scale of Cost of Insurance rates applies during all Policy Years. These tables also assume the current mortality and expense risk charge of 0.65% on an annual basis for the first 10 Policy Years, 0.45% for Policy Years 11 through 20, and 0.35% for Policy Years 21 and thereafter, the current premium load of 10.5% up to the first year's Target Premium and 2.5% over the Target Premium are assumed in the first Policy Year, the current premium load of 7.5% up to the second through the fifth years' Target Premiums and 1.5% over the Target Premiums are assumed in the second through fifth Policy Years, the current load of 3.5% up to the seventh year's Target Premiums and 1.5% over the Target Premiums are assumed in the sixth and seventh Policy Years, 1.5% on all premiums in all Policy Years thereafter, and an assumed Premium Tax charge of 2.00% on all premiums in all Policy Years.

The amounts shown for Death Benefit, Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and Separate Account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See individual prospectuses for each Fund for more information.

In addition, these values reflect the application of the mortality and expense risk charge, premium load and assumed premium tax charge described above. After deduction of these amounts, the illustrated net annual return on a maximum charge basis is -1.91%, 4.09% and 10.09% for Policy Years 1-10, -1.71%, 4.29%
and 10.29% on a maximum charge basis for Policy Years 11 -20, and -1.61%, 4.39% and 10.39% for Policy Years 21 and thereafter. The illustrated net annual return on a current charge basis is -1.21%, 4.79% and 10.79% for Policy Years 1-10, -1.01%, 4.99% and 10.99% for Policy Years 11-20, and -.91%, 5.09% and 11.09% for
policy years 21 and thereafter.

The amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of .81% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 1999.

Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly by each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the portfolio expense table. Assuming those waivers and reimbursements were discontinued, the Fund investment advisory fees and other expenses arithmetic average would be equivalent to an annual effective rate of 0.86% of the daily net asset value of the Separate Account.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Surrender Values illustrated.

The tables illustrate the Policy Values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all Net Premiums were allocated to Account S, and if no Policy loans have been made. The tables are based on the assumptions that the Policyowner has not requested an increase or decrease in the Specified Amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured's age, and underwriting classification, the Specified Amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                     Table I

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                      ISSUE AGE 45 PREFERRED NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                               FULLY UNDERWRITTEN
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $467,500   $467,500    $  467,500   $ 18,311   $ 19,491    $   20,673
 2                53,813     467,500    467,500       467,500     38,939     40,498        44,202
 3                82,754     467,500    467,500       467,500     55,145     62,312        70,070
 4               113,142     467,500    467,500       467,500     72,944     84,982        98,540
 5               145,049     467,500    467,500       467,500     90,335    108,544       129,892
 6               178,551     467,500    467,500       467,500    108,313    134,099       165,563
 7               213,729     467,500    467,500       516,183    125,877    160,696       204,742
 8               224,415     467,500    467,500       545,576    120,798    164,802       222,830
 9               235,636     467,500    467,500       576,622    115,541    168,896       242,424
10               247,418     467,500    467,500       609,423    110,072    172,959       263,631
15               315,775     467,500    467,500       811,250     79,600    194,440       402,266
20               403,017     467,500    467,500     1,080,857     37,855    213,850       608,515
25               514,362           0    467,500     1,443,163          0    226,543       910,608
30               656,471           0    467,500     1,923,514          0    222,212     1,343,169
20 (Age 65)      403,017     467,500    467,500     1,080,857     37,855    213,850       608,515

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 20,736   $ 21,916    $   23,098
 2               39,364     42,923        46,627
 3               57,570     64,737        72,495
 4               75,369     87,407       100,965
 5               92,760    110,969       132,317
 6              108,313    134,099       165,563
 7              125,877    168,696       204,742
 8              120,798    164,802       222,830
 9              115,541    166,896       242,424
10              110,072    172,959       263,631
15               79,600    194,440       402,266
20               37,855    213,850       608,515
25                    0    226,543       910,608
30                    0    222,212     1,343,169
20 (Age 65)      37,855    213,850       608,515


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table II

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                      ISSUE AGE 45 PREFERRED NONSMOKER RISK
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                               FULLY UNDERWRITTEN
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $467,500   $467,500    $  467,500   $ 21,435   $ 22,762    $   24,090
 2                53,813     467,500    467,500       467,500     42,832     46,859        51,047
 3                82,754     467,500    467,500       467,500     64,467     72,650        81,497
 4               113,142     467,500    467,500       467,500     85,753     99,604       115,178
 5               145,049     467,500    467,500       467,500    106,728    127,818       152,493
 6               178,551     467,500    477,749       504,818    127,921    157,920       194,396
 7               213,729     467,500    483,108       606,415    148,858    189,497       240,532
 8               224,415     467,500    488,688       648,395    145,679    197,316       264,824
 9               235,636     467,500    494,492       693,509    142,451    205,454       291,566
10               247,418     467,500    501,460       742,010    139,154    213,912       320,986
15               315,775     467,500    530,705     1,052,129    121,731    263,155       521,708
20               403,017     467,500    571,745     1,497,645     98,991    321,888       843,163
25               514,362     467,500    628,902     2,176,005     72,698    396,825     1,373,017
30               656,471     467,500    697,936     3,189,612     34,251    487,631     2,227,271
20 (Age 65)      403,017     467,500    571,745     1,497,645     98,991    321,888       843,163

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 23,860   $ 25,187    $   26,515
 2               45,257     49,284        53,472
 3               66,892     75,075        83,922
 4               88,178    102,029       117,603
 5              109,153    130,243       154,918
 6              127,921    157,920       194,396
 7              148,858    189,497       240,532
 8              145,679    197,316       264,824
 9              142,451    205,454       291,566
10              139,154    213,912       320,986
15              121,731    263,155       521,708
20               98,991    321,888       843,163
25               72,698    396,825     1,373,017
30               34,251    487,631     2,227,271
20 (Age 65)      98,991    321,888       843,163


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table III

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                           ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                                GUARANTEED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $467,500   $467,500    $  467,500   $ 18,311   $ 19,491    $   20,673
 2                53,813     467,500    467,500       467,500     36,939     40,498        44,202
 3                82,754     467,500    467,500       467,500     55,145     62,312        70,070
 4               113,142     467,500    467,500       467,500     72,944     84,982        98,540
 5               145,049     467,500    467,500       467,500     90,335    108,544       129,892
 6               178,551     467,500    467,500       467,500    108,313    134,099       165,563
 7               213,729     467,500    467,500       516,183    125,877    160,696       204,742
 8               224,415     467,500    467,500       545,576    120,798    164,802       222,830
 9               235,636     467,500    467,500       576,622    115,541    168,896       242,424
10               247,418     467,500    467,500       609,423    110,072    172,959       263,631
15               315,775     467,500    467,500       811,250     79,600    194,440       402,266
20               403,017     467,500    467,500     1,080,857     37,855    213,850       608,515
25               514,362           0    467,500     1,443,163          0    226,543       910,608
30               656,471           0    467,500     1,923,514          0    222,212     1,343,169
20 (Age 65)      403,017     467,500    467,500     1,080,857     37,855    213,850       608,515

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 20,736   $ 21,916    $   23,098
 2               39,364     42,923        46,627
 3               57,570     64,737        72,495
 4               75,369     87,407       100,965
 5               92,760    110,969       132,317
 6              108,313    134,099       165,563
 7              125,877    160,696       204,742
 8              120,798    164,802       222,830
 9              115,541    168,896       242,424
10              110,072    172,959       263,631
15               79,600    194,440       402,266
20               37,855    213,850       608,515
25                    0    226,543       910,608
30                    0    222,212     1,343,169
20 (Age 65)      37,855    213,850       608,515


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table IV

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                           ISSUE AGE 45 NONSMOKER RISK
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                                GUARANTEED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $467,500   $467,500    $  467,500   $ 21,122   $ 22,439    $   23,758
 2                53,813     467,500    467,500       467,500     42,309     46,302        50,454
 3                82,754     467,500    467,500       467,500     63,823     71,936        80,708
 4               113,142     467,500    467,500       467,500     85,053     98,791       114,240
 5               145,049     467,500    467,500       467,500    106,013    126,943       151,430
 6               178,551     467,500    467,500       501,760    127,209    156,996       193,218
 7               213,729     467,500    475,299       603,132    148,147    188,526       239,230
 8               224,415     467,500    480,580       644,826    144,954    196,283       263,367
 9               235,636     467,500    486,044       689,571    141,691    204,343       289,910
10               247,418     467,500    491,689       737,605    138,336    212,700       319,081
15               315,775     467,500    526,824     1,044,156    120,437    261,231       517,755
20               403,017     467,500    565,908     1,481,970     96,464    318,602       834,339
25               514,362     467,500    619,329     2,142,343     67,102    390,784     1,351,777
30               656,471     467,500    683,065     3,120,902     22,901    476,977     2,179,292
20 (Age 65)      403,017     467,500    565,908     1,481,970     96,464    318,602       834,339

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 23,547   $ 24,864    $   26,183
 2               44,734     48,727        52,879
 3               66,248     74,361        83,133
 4               87,478    101,216       116,665
 5              108,438    129,368       153,855
 6              127,209    156,996       193,218
 7              148,147    188,526       239,230
 8              144,954    196,283       263,367
 9              141,691    204,343       289,910
10              138,336    212,700       319,081
15              120,437    261,231       517,755
20               96,464    318,602       834,339
25               67,102    390,784     1,351,777
30               22,901    476,977     2,179,292
20 (Age 65)      96,464    318,602       834,339


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     Table V

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                           ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                                SIMPLIFIED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $467,500   $467,500    $  467,500   $ 18,311   $ 19,491    $   20,673
 2                53,813     467,500    467,500       467,500     36,939     40,498        44,202
 3                82,754     467,500    467,500       467,500     55,145     62,312        70,070
 4               113,142     467,500    467,500       467,500     72,944     84,982        98,540
 5               145,049     467,500    467,500       467,500     90,335    108,544       129,892
 6               178,551     467,500    467,500       467,500    108,313    134,099       165,563
 7               213,729     467,500    467,500       516,183    125,877    160,696       204,742
 8               224,415     467,500    467,500       545,576    120,798    164,802       222,830
 9               235,636     467,500    467,500       576,622    115,541    168,896       242,424
10               247,418     467,500    467,500       609,423    110,072    172,959       263,631
15               315,775     467,500    467,500       811,250     79,600    194,440       402,266
20               403,017     467,500    467,500     1,080,857     37,855    213,850       608,515
25               514,362           0    467,500     1,443,163          0    226,543       910,608
30               656,471           0    467,500     1,923,514          0    222,212     1,343,169
20 (Age 65)      403,017     467,500    467,500     1,080,857     37,855    213,850       608,515

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 20,736   $ 21,916    $   23,098
 2               39,364     42,923        46,627
 3               57,570     64,737        72,495
 4               75,369     87,407       100,965
 5               92,760    110,969       132,317
 6              108,313    134,099       165,563
 7              125,877    160,696       204,742
 8              120,798    164,802       222,830
 9              115,541    168,896       242,424
10              110,072    172,959       263,631
15               79,600    194,440       402,266
20               37,855    213,850       608,515
25                    0    226,543       910,608
30                    0    222,212     1,343,169
20 (Age 65)      37,855    213,850       608,515


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table VI

   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY UNISEX
                           ISSUE AGE 45 NONSMOKER RISK
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                                SIMPLIFIED ISSUE
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums              Death Benefit
               Accumulated    Guaranteed Annual Investment             Total Account Value
                   at                   Return of                  Annual Investment Return of
Policy         5% Interest ----------------------------------- -----------------------------------
 Year           Per Year    Gross 0%   Gross 6%    Gross 12%    Gross 0%   Gross 6%    Gross 12%
------        ------------ ---------- ---------- ------------- ---------- ---------- -------------
 1              $ 26,250    $467,500   467,500     $  467,500   $ 21,298   $ 22,621    $   23,945
 2                53,813     467,500   467,500        467,500     42,651     46,664        50,838
 3                82,754     467,500   467,500        467,500     64,288     72,446        81,266
 4               113,142     467,500   467,500        467,500     85,576     99,389       114,921
 5               145,049     467,500   467,500        467,500    106,552    127,593       152,207
 6               178,551     467,500   467,500        502,871    127,747    157,682       194,079
 7               213,729     467,500   476,386        604,650    148,685    189,249       240,184
 8               224,415     467,500   481,906        646,746    145,507    197,056       264,440
 9               235,636     467,500   487,564        691,872    142,281    205,184       291,143
10               247,418     467,500   493,354        740,254    138,962    213,610       320,491
15               315,775     467,500   528,365      1,047,433    121,064    262,364       520,070
20               403,017     467,500   566,650      1,484,132     97,091    319,986       838,072
25               514,362     467,500   620,196      2,145,603     67,743    392,484     1,357,832
30               656,471     467,500   684,373      3,127,174     23,608    479,071     2,189,136
20 (Age 65)      403,017     467,500   566,650      1,484,132     97,091    319,986       838,072

                     Cash Surrender Value
                  Annual Investment Return of
Policy        -----------------------------------
 Year          Gross 0%   Gross 6%    Gross 12%
------        ---------- ---------- -------------
 1             $ 23,723   $ 25,046    $   26,370
 2               45,076     49,089        53,263
 3               66,713     74,871        83,691
 4               88,001    101,814       117,346
 5              108,977    130,018       154,632
 6              127,747    157,682       194,079
 7              148,685    189,249       240,184
 8              145,507    197,056       264,440
 9              142,281    205,184       291,143
10              138,962    213,610       320,491
15              121,064    262,364       520,070
20               97,091    319,986       838,072
25               67,743    392,484     1,357,832
30               23,608    479,071     2,189,136
20 (Age 65)      97,091    319,986       838,072


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                  LLANY Separate Account S for Flexible Premium
                             Variable Life Insurance

                              This Separate Account
                        has not yet commenced operations.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              1999             1998
                                                              --------------   --------------
ADMITTED ASSETS
CASH AND INVESTED ASSETS:
Bonds                                                         $1,482,592,831   $1,435,882,019
------------------------------------------------------------
Unaffiliated common stocks                                           161,005          155,039
------------------------------------------------------------
Mortgage loans on real estate                                    197,425,386      184,503,805
------------------------------------------------------------
Policy loans                                                     177,437,149      170,372,567
------------------------------------------------------------
Cash and short-term investments                                   29,467,267      143,546,873
------------------------------------------------------------
Other invested assets                                                223,126           60,000
------------------------------------------------------------
Receivable for securities                                          1,313,866        3,477,120
------------------------------------------------------------  --------------   --------------
Total cash and invested assets                                 1,888,620,630    1,937,997,423
------------------------------------------------------------
Premiums and fees in course of collection                          6,578,363        6,959,116
------------------------------------------------------------
Accrued investment income                                         29,296,814       25,925,055
------------------------------------------------------------
Other admitted assets                                             38,442,338          438,335
------------------------------------------------------------
Separate account assets                                          328,767,871      236,861,781
------------------------------------------------------------  --------------   --------------
Total admitted assets                                         $2,291,706,016   $2,208,181,710
------------------------------------------------------------  ==============   ==============

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $  853,572,463   $  851,746,596
------------------------------------------------------------
Other policyholder funds                                         951,347,964      962,725,311
------------------------------------------------------------
Other liabilities                                                 25,045,378       44,824,520
------------------------------------------------------------
Federal income taxes recoverable                                          --       (3,206,611)
------------------------------------------------------------
Asset valuation reserve                                            7,884,503        5,374,594
------------------------------------------------------------
Interest maintenance reserve                                         956,570        5,051,304
------------------------------------------------------------
Net transfers due from separate accounts                          (8,262,299)      (6,915,063)
------------------------------------------------------------
Separate account liabilities                                     328,767,871      236,861,781
------------------------------------------------------------  --------------   --------------
Total liabilities                                              2,159,312,450    2,096,462,432
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $100 par value:
  Authorized, issued and outstanding -- 20,000 shares (owned
    by The Lincoln National Life Insurance Company)                2,000,000        2,000,000
------------------------------------------------------------
Paid-in surplus                                                  384,128,481      384,128,481
------------------------------------------------------------
Unassigned surplus -- deficit                                   (253,734,915)    (274,409,203)
------------------------------------------------------------  --------------   --------------
Total capital and surplus                                        132,393,566      111,719,278
------------------------------------------------------------  --------------   --------------
Total liabilities and capital and surplus                     $2,291,706,016   $2,208,181,710
------------------------------------------------------------  ==============   ==============

See accompanying notes.                                                      S-1

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999           1998             1997
                                                              ------------   --------------   ------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $172,708,594   $1,291,566,984   $184,112,330
------------------------------------------------------------
Net investment income                                          132,213,228      105,083,579     43,953,796
------------------------------------------------------------
Surrender and administrative charges                             2,401,973        2,834,073      1,334,705
------------------------------------------------------------
Mortality and expense charges on deposit funds                   2,937,632        1,980,728      1,548,722
------------------------------------------------------------
Amortization of the interest maintenance reserve                   925,547          579,137        370,129
------------------------------------------------------------
Other revenues                                                   2,127,634          536,698        183,048
------------------------------------------------------------  ------------   --------------   ------------
Total revenues                                                 313,314,608    1,402,581,199    231,502,730
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               207,985,159    1,320,787,190     72,475,389
------------------------------------------------------------
Commissions                                                     17,665,459      274,529,390      2,459,308
------------------------------------------------------------
Underwriting, insurance and other expenses                      32,297,064       28,064,172      8,012,925
------------------------------------------------------------
Net transfers to separate accounts                              28,255,807       33,875,951    141,027,195
------------------------------------------------------------  ------------   --------------   ------------
Total benefits and expenses                                    286,203,489    1,657,256,703    223,974,817
------------------------------------------------------------  ------------   --------------   ------------
Gain (loss) from operations before dividends to
policyholders, federal income taxes (benefit) and net
realized loss on investments                                    27,111,119     (254,675,504)     7,527,913
------------------------------------------------------------
Dividends to policyholders                                       5,624,728        3,375,629             --
------------------------------------------------------------  ------------   --------------   ------------
Gain (loss) from operations before federal income taxes
(benefit) and net realized loss on investments                  21,486,391     (258,051,133)     7,527,913
------------------------------------------------------------
Federal income taxes (benefit)                                    (427,033)      (4,561,826)     1,942,625
------------------------------------------------------------  ------------   --------------   ------------
Gain (loss) from operations before net realized loss on
investments                                                     21,913,424     (253,489,307)     5,585,288
------------------------------------------------------------
Net realized loss on investments                                (2,012,331)        (721,449)       (73,398)
------------------------------------------------------------  ------------   --------------   ------------
Net income (loss)                                             $ 19,901,093   $ (254,210,756)  $  5,511,890
------------------------------------------------------------  ============   ==============   ============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               UNASSIGNED      TOTAL
                                                   COMMON       PAID-IN        SURPLUS --      CAPITAL AND
                                                   STOCK        SURPLUS        DEFICIT         SURPLUS
                                                   ----------   ------------   -------------   -------------
Balances at January 1, 1997                        $2,000,000   $ 69,000,000   $ (20,824,003)  $  50,175,997
Add (deduct):
  Surplus paid-in                                          --    158,407,481              --     158,407,481
-------------------------------------------------
  Net income                                               --             --       5,511,890       5,511,890
-------------------------------------------------
  Increase in nonadmitted assets                           --             --         (21,278)        (21,278)
-------------------------------------------------
  Increase in asset valuation service                      --             --      (1,221,863)     (1,221,863)
-------------------------------------------------  ----------   ------------   -------------   -------------
Balances at December 31, 1997                       2,000,000    227,407,481     (16,555,254)    212,852,227
Add (deduct):
  Surplus paid-in                                          --    156,721,000              --     156,721,000
-------------------------------------------------
  Net loss                                                 --             --    (254,210,756)   (254,210,756)
-------------------------------------------------
  Increase in unrealized capital losses                    --             --        (178,648)       (178,648)
-------------------------------------------------
  Decrease in nonadmitted assets                           --             --         241,698         241,698
-------------------------------------------------
  Increase in asset valuation reserve                      --             --      (3,024,183)     (3,024,183)
-------------------------------------------------
  Increase in liability for reinsurance in
    unauthorized companies                                 --             --        (682,060)       (682,060)
-------------------------------------------------  ----------   ------------   -------------   -------------
Balances at December 31, 1998                       2,000,000    384,128,481    (274,409,203)    111,719,278
Add (deduct):
  Net income                                               --             --      19,901,093      19,901,093
-------------------------------------------------
  Increase in unrealized capital losses                    --             --        (939,080)       (939,080)
-------------------------------------------------
  Decrease in nonadmitted assets                           --             --         187,322         187,322
-------------------------------------------------
  Increase in asset valuation reserve                      --             --      (2,509,909)     (2,509,909)
-------------------------------------------------
  Increase in liability for reinsurance in
    unauthorized companies                                 --             --        (605,340)       (605,340)
-------------------------------------------------
  Gain on reinsurance transaction                          --             --       4,640,202       4,640,202
-------------------------------------------------  ----------   ------------   -------------   -------------
Balances at December 31, 1999                      $2,000,000   $384,128,481   $(253,734,915)  $ 132,393,566
-------------------------------------------------  ==========   ============   =============   =============

See accompanying notes.                                                      S-3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999            1998             1997
                                                              -------------   --------------   ---------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 172,535,360   $1,284,669,810    $184,112,330
------------------------------------------------------------
Investment income received                                      138,850,106       96,331,551      43,781,378
------------------------------------------------------------
Benefits paid                                                  (204,263,171)     (83,399,329)    (85,008,691)
------------------------------------------------------------
Insurance expenses paid                                         (96,041,640)    (351,272,500)   (154,355,904)
------------------------------------------------------------
Federal income taxes received (paid)                               (656,134)       1,703,193      (1,893,859)
------------------------------------------------------------
Dividends paid to policyholders                                  (5,921,665)       2,651,237              --
------------------------------------------------------------
Other income received, less other expenses paid                   1,653,592       39,064,672       1,613,631
------------------------------------------------------------  -------------   --------------    ------------
Net cash provided by (used in) operating activities               6,156,448      989,748,634     (11,751,115)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      294,554,595      249,409,117     272,961,178
------------------------------------------------------------
Purchase of investments                                        (369,356,711)  (1,280,892,696)   (265,700,363)
------------------------------------------------------------
Net decrease (increase) in policy loans                          (7,064,582)    (131,317,640)      1,554,149
------------------------------------------------------------  -------------   --------------    ------------
Net cash provided by (used in) investing activities             (81,866,698)  (1,162,801,219)      8,814,964
------------------------------------------------------------

FINANCING AND MISCELLANEOUS ACTIVITIES
Capital and surplus paid-in                                              --      156,721,000     158,407,481
------------------------------------------------------------
Other                                                           (38,369,356)      (3,895,136)    (11,032,743)
------------------------------------------------------------  -------------   --------------    ------------
Net cash provided by financing activities                       (38,369,356)     152,825,864     147,374,738
------------------------------------------------------------  -------------   --------------    ------------
Net increase (decrease) in cash and short-term investments     (114,079,606)     (20,226,721)    144,438,587
------------------------------------------------------------
Total cash and short-term investments at beginning of year      143,546,873      163,773,594      19,335,007
------------------------------------------------------------  -------------   --------------    ------------
Total cash and short-term investments at end of year          $  29,467,267   $  143,546,873    $163,773,594
------------------------------------------------------------  =============   ==============    ============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    Lincoln Life & Annuity Company of New York (the "Company") is a wholly owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly owned subsidiary of Lincoln National Corporation ("LNC"). In 1996, the Company was organized under the laws of the state of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

    The Company's principal business consists of underwriting annuities, deposit-type contracts and life insurance sold through multiple distribution channels. The Company conducts business only in the State of New York.

    USE OF ESTIMATES
    The nature of the insurance business requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from these estimates.

    BASIS OF PRESENTATION
    The accompanying statutory-basis financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department. At this time, it is anticipated that New York will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    Existing statutory accounting practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their NAIC rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of bonds and mortgage loans attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than a reduction to unassigned surplus. Under GAAP, realized capital gains and losses

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    are reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    PREMIUMS AND DEPOSITS
    Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts consist of the entire premium received and are reported as premium revenue. Under GAAP, premiums and deposits received in excess of policy charges would not be recognized as premium revenue.

    BENEFITS AND SETTLEMENT EXPENSES
    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of operations. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. For traditional life and disability income products, benefits and expenses are recognized when incurred in a manner consistent with the related premium recognition policies.

    REINSURANCE
    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs as required under GAAP. Business assumed under 100% indemnity and assumption reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis of accounting, the ceding commission is expensed when paid.

    Premiums, benefits and settlement expenses and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. Under GAAP, policy benefits and contract liabilities are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    INCOME TAXES
    Deferred federal income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    POSTRETIREMENT BENEFITS
    For purposes of calculating the Company's postretirement benefit obligation, only vested employees and current retirees are included in the actuarial benefit valuation. Under GAAP, active employees not currently eligible would also be included.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less from the date of acquisition. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less from the date of acquisition.

    A reconciliation of the Company's capital and surplus and net income (loss) determined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                        CAPITAL AND SURPLUS           NET INCOME (LOSS)
                                        ----------------------------------------------------------------------------
                                        DECEMBER 31                   YEAR ENDED DECEMBER 31
                                        1999           1998           1999           1998            1997
                                        ----------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------
                                        (IN THOUSANDS)
                                        ----------------------------------------------------------------------------
   Amounts as reported on a
   statutory -- basis
                                        $132,394       $111,719       $ 19,901       $(254,211)          $ 5,512
   -----------------------------------
   GAAP adjustments:
     Net unrealized gain (loss) on
       investments                       (74,971)        27,851             --              --                --
   -----------------------------------
     Interest maintenance reserve           (792)         5,051            458            (579)             (370)
   -----------------------------------
     Net realized gain (loss) on
       investments                        (1,951)          (990)        (6,348)          3,050              (240)
   -----------------------------------
     Asset valuation reserve               7,885          5,375             --              --                --
   -----------------------------------
     Policy and contract reserves        (72,302)       (85,875)        25,985         271,293            (3,667)
   -----------------------------------
     Present value of future profits,
       deferred policy acquisition
       costs and goodwill                369,032        336,568         (6,639)          6,091               524
   -----------------------------------
     Policyholders' share of earnings
       and surplus on participating
       business                           (9,325)        (9,904)         1,071            (100)               --
   -----------------------------------
     Deferred income taxes                17,505         35,280        (12,159)        (12,696)              671
   -----------------------------------
     Nonadmitted assets                    1,685            880             --              --                --
   -----------------------------------
     Other, net                            4,304         (1,705)        (2,096)            (82)               --
   -----------------------------------  --------       --------       --------       ---------           -------
   Net increase (decrease)               241,070        312,531            272         266,977            (3,082)
   -----------------------------------  --------       --------       --------       ---------           -------
   Amounts on a GAAP -- basis           $373,464       $424,250       $ 20,173       $  12,766           $ 2,430
   -----------------------------------  ========       ========       ========       =========           =======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition.

    Policy loans are reported at unpaid principal balances.

    Mortgage loans on real estate are reported at unpaid principal balances, less allowances for impairments.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans, and common stocks are credited or charged directly in unassigned surplus.

    PREMIUMS
    Premiums for group tax-qualified annuity business are recognized as revenue when deposited. Life insurance and individual annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFIT RESERVES
    Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance inforce, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserves released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to policyholders' funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that reserves for unpaid claims and claim adjustment

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

1.  ORGANIZATION AND OPERATIONS AND
    SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and settlement expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the exclusive benefit of variable annuity and universal life contractholders and for which the contractholders, and not the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist of unit investments in mutual funds. The detailed operations of the separate accounts are not included in the accompanying statutory-basis financial statements. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's statements of operations.

2.  INVESTMENTS
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                        COST OR              GROSS             GROSS
                                        AMORTIZED            UNREALIZED        UNREALIZED         FAIR
                                        COST                 GAINS             LOSSES             VALUE
                                        ------------------------------------------------------------------------
   At December 31, 1999:
     Corporate                          $1,214,312,519       $   908,731       $(65,599,479)      $1,149,621,771
      --------------------------------
     U.S. government                        25,736,299            11,711         (1,900,750)          23,847,260
      --------------------------------
     Foreign government                     17,602,777           362,624         (1,070,496)          16,894,905
      --------------------------------
     Mortgage-backed                       221,570,519             2,732         (9,530,799)         212,042,452
      --------------------------------
     State and municipal                     3,370,717                --           (105,915)           3,264,802
      --------------------------------  --------------       -----------       ------------       --------------
                                        $1,482,592,831       $ 1,285,798       $(78,207,439)      $1,405,671,190
                                        ==============       ===========       ============       ==============

   At December 31, 1998:
     Corporate                          $1,148,083,966       $27,649,036       $ (7,489,560)      $1,168,243,442
      --------------------------------
     U.S. government                        39,617,653           564,146           (119,394)          40,062,405
      --------------------------------
     Foreign government                     19,532,744           994,331           (720,250)          19,806,825
      --------------------------------
     Mortgage-backed                       225,005,162         6,239,684           (421,281)         230,823,565
      --------------------------------
     State and municipal                     3,642,494           164,552                 --            3,807,046
      --------------------------------  --------------       -----------       ------------       --------------
                                        $1,435,882,019       $35,611,749       $ (8,750,485)      $1,462,743,283
                                        ==============       ===========       ============       ==============

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

2.  INVESTMENTS (CONTINUED)
    The carrying amount of investments in bonds in the balance sheet at December 31, 1999 and 1998 reflects adjustments of $1,123,693 and $178,648, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC designating certain investments as low or lower quality.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1999, by contractual maturity, is as follows:

                                                                 COST OR
                                                                 AMORTIZED            FAIR
                                                                 COST                 VALUE
                                                                 -----------------------------------
   Maturity:
     In 2000                                                     $   64,699,324       $   64,449,287
   ------------------------------------------------------------
     In 2001-2004                                                   360,685,026          351,609,953
   ------------------------------------------------------------
     In 2005-2009                                                   490,969,108          462,139,167
   ------------------------------------------------------------
     After 2009                                                     344,668,854          315,430,331
   ------------------------------------------------------------
     Mortgage-backed securities                                     221,570,519          212,042,452
   ------------------------------------------------------------  --------------       --------------
   Total                                                         $1,482,592,831       $1,405,671,190
   ------------------------------------------------------------  ==============       ==============

    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds were $253,876,450, $203,748,028 and $274,742,319 in 1999, 1998 and 1997, respectively. Gross gains of $842,229, $3,612,434 and $1,533,793, and gross losses of $6,968,975,
    $1,529,149 and $1,922,165 during 1999, 1998 and 1997, respectively, were realized on those sales. Net gains (losses) of ($186), $17,705 and ($26) were realized on sales of short-term investments in 1999, 1998 and 1997, respectively.

    At December 31, 1999 and 1998, investments in bonds with an admitted asset value of $500,078 and $500,129, respectively, were on deposit with the Department to satisfy regulatory requirements.

    During 1999, the minimum and maximum lending rates for mortgage loans were 6.62% and 10.29%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1999, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

2.  INVESTMENTS (CONTINUED)
    The major categories of net investment income are as follows:

                                                         YEAR ENDED DECEMBER 31
                                                         1999               1998               1997
                                                         ------------------------------------------------------
   Income:
     Bonds                                               $106,590,150       $ 78,205,686         $42,237,959
     --------------------------------------------------
     Mortgage loans on real estate                         13,522,104         14,304,385                  --
     --------------------------------------------------
     Policy loans                                          11,018,423          7,981,377           1,990,613
     --------------------------------------------------
     Cash and short-term investments                        2,391,977          5,893,453             315,328
     --------------------------------------------------  ------------       ------------         -----------
   Total investment income                                133,522,654        106,384,901          44,543,900
   ----------------------------------------------------
   Investment expenses                                      1,309,426          1,301,322             590,104
   ----------------------------------------------------  ------------       ------------         -----------
   Net investment income                                 $132,213,228       $105,083,579         $43,953,796
   ----------------------------------------------------  ============       ============         ===========

    Realized capital gains and losses are reported net of federal income taxes of $437,941, $1,223,897 and $55,541 in 1999, 1998 and 1997, respectively, and amounts transferred to the interest maintenance reserve of $3,169,187, $3,035,887 and $239,459 in 1999, 1998 and 1997, respectively.

    At December 31, 1999, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

3.  FEDERAL INCOME TAXES
    The Company's federal income tax return is not consolidated with any other entities. The effective federal income tax rate for financial reporting purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, other pass through tax attributes from investments, differences in ceding commissions, policy acquisition costs, and policy and contract liabilities in the tax return versus the financial statements.

    In 1998, a federal income tax net operating loss of $80,156,000 was incurred. The Company utilized $9,162,000 of the net operating loss to recover taxes paid in prior years. In 1999, an additional $10,170,000 of net operating loss was utilized to offset taxable income. The remaining portion of the net operating loss at December 31, 1999 of $60,824,000 will be available for use to offset taxable income in future years. The net operating loss carryforward of $60,824,000 will expire in 2013.

    The Company paid $3,675,000 in 1997 for federal income taxes. No federal income tax payments were made in 1999 or 1998. The Company received a refund of $3,196,000 in 1999 as a result of the utilization of the net operating loss.

4.  REINSURANCE
    The Company cedes insurance to other companies, including affiliated companies. The portion of risks exceeding the Company's retention limits is reinsured with Lincoln Life. The Company limits its maximum risk that it retains on an individual to $500,000. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations. The Company did not cede or assume any business prior to January 1, 1998.

    On January 2, 1998, the Company and Lincoln Life entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance and annuity business of CIGNA Corporation ("CIGNA"). The Company paid $149,621,452 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $149,714,239 in 1998, which is included in the statements of operations line item "Commissions." At the time of closing, this block of business had statutory liabilities of $779,551,235 which became the Company's obligations. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. Subsequent to the CIGNA transaction, the

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

4.  REINSURANCE (CONTINUED)
    Company and Lincoln Life announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998. During 1999, the Company received $5,800,000 from CIGNA as a result of the final settlement of the statutory-basis values of assets and liabilities for the reinsured business. The $5,800,000 is included in the statements of operations line item "Other revenues." Additionally, on November 1, 1999, the Company and Lincoln Life closed the previously announced agreement to retrocede virtually 100% of the disability income business assumed from CIGNA. This retrocession agreement was effective November 1, 1999. A gain on the transaction of $4.6 million was recorded directly in unassigned surplus, net of tax.

    On October 1, 1998, the Company entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance business from Aetna, Inc. The Company paid $143,721,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $135,374,141 in 1998, which is included in the statements of operations line item "Commissions." At the time of closing, this block of business had statutory liabilities of $463,007,132 which became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

    Subsequent to the Aetna transaction, the Company and Lincoln Life announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000, of which $11,900,000 was received by the Company. The retrocession agreement was executed on October 14, 1998 with an effective date of October 1, 1998.

    The balance sheet caption, "Future policy benefits and claims" has been reduced for insurance ceded by $97,457,160 and $54,411,763 at December 31, 1999 and 1998, respectively. The balance sheet caption, "Other policyholder funds" has been reduced for insurance ceded by $2,290,826 and $2,722,404 at December 31, 1999 and 1998, respectively.

    The caption "Premiums and deposits" in the statements of operations includes $140,394,771 and $1,276,884,778 of insurance assumed and $44,245,573 and
    $52,443,264 of insurance ceded in 1999 and 1998, respectively.

    The caption "Benefits and settlement expenses" in the statements of operations is net of reinsurance recoveries of $71,763,962 and $47,526,681 for 1999 and 1998, respectively.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $1,287,400 and $682,060 at December 31, 1999 and 1998, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 1999, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

5.  LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES
    At December 31, 1999 and 1998, the Company had $1,149,964,000 and $1,092,754,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York. Reserves to cover the above insurance totaled $5,893,549 and $6,937,379 at December 31, 1999 and 1998, respectively.

    At December 31, 1999, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

5.  LIFE AND ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES (CONTINUED)

                                                                 AMOUNT           PERCENT
                                                                 --------------   -------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                                $  338,886,028     26.5%
   ------------------------------------------------------------
     At book value, less surrender charge                           123,141,771      9.6
   ------------------------------------------------------------
     At market value                                                319,140,374     24.9
   ------------------------------------------------------------
   Subject to discretionary withdrawal without adjustment:
     At book value with minimal or no charge or adjustment          487,578,243     38.1
   ------------------------------------------------------------
   Not subject to discretionary withdrawal                           10,884,302       .9
   ------------------------------------------------------------  --------------   ------
   Total annuity reserves and deposit fund liabilities, before
   reinsurance                                                    1,279,630,718    100.0%
                                                                                  ======
   Less reinsurance                                                   2,560,424
   ------------------------------------------------------------  --------------
   Net annuity reserves and deposit fund liabilities, including
   separate accounts                                             $1,277,070,294
   ------------------------------------------------------------  ==============

    A reconciliation of the total net annuity reserves and deposit fund liabilities to the amounts reported in the Company's 1999 Annual Statement and the Company's Separate Accounts Annual Statement at December 31, 1999 is as follows:

   Per 1999 Annual Statement:
     Exhibit 8, Section B -- Total (net)                         $   10,029,253
   ------------------------------------------------------------
     Exhibit 8, Section C -- Total (net)                              1,122,910
   ------------------------------------------------------------
     Exhibit 10, Column 1, Line 19                                  946,777,757
   ------------------------------------------------------------  --------------
                                                                    957,929,920
   ------------------------------------------------------------
   Per Separate Account Annual Statement:
   ------------------------------------------------------------
     Exhibit 6, Column 2, Line 0299999 Page 3, Line 3               319,140,374
   ------------------------------------------------------------  --------------
                                                                    319,140,374
                                                                 --------------
   Total net annuity reserves and deposit fund liabilities       $1,277,070,294
   ------------------------------------------------------------  ==============

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                 DECEMBER 31
                                                                 1999           1998
                                                                 ------------   ------------
   Premium deposit funds                                         $920,665,883   $931,230,214
   ------------------------------------------------------------
   Undistributed earnings on participating business                30,544,045     30,772,519
   ------------------------------------------------------------
   Other                                                              138,036        722,578
   ------------------------------------------------------------  ------------   ------------
                                                                 $951,347,964   $962,725,311
                                                                 ============   ============

6.  CAPITAL AND SURPLUS

    The Company received additional paid-in surplus from Lincoln Life of $158,407,481 and $156,721,000 in December 1997 and October 1998,
    respectively.

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company exceeds the RBC requirements.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

6.  CAPITAL AND SURPLUS (CONTINUED)
    The payment of dividends by the Company requires 30 day advance notice to the Department.

7.  EMPLOYEE BENEFIT PLANS

    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis statements of operations or balance sheets for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant.

    Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Options issued subsequent to 1991 are exercisable in equal increments on the option issuance anniversary in three to four years following issuance.

    As of December 31, 1999, 27,534 shares of LNC common stock were subject to options granted to Company employees under the stock option incentive plans of which 8,934 were exercisable on that date. The exercise prices of the outstanding options range from $21.32 to $50.83. During 1999 and 1998, 3,740 and 137 options, respectively, were exercised. During 1999, 2,400 options were forfeited.

8.  RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1999, the Company did not have a concentration of:
    1) business transactions with a particular customer, lender or distributor;
    2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    CONTINGENCY MATTERS
    The Company is occasionally involved in various pending or threatened legal proceedings arising from the conduct of business. These proceedings are routine in the ordinary course of business. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse effect on the financial position of the Company.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) amounts that would be realized in a one-time, current market exchange of the Company's financial instruments.

    BONDS AND COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of common stocks are based on quoted market prices.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market prices; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using U.S. Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

    CASH AND SHORT-TERM INVESTMENTS
    The carrying value of cash and short-term investments approximates their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts). The fair values for the deposit contracts are based on their approximate surrender values.

    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    CARRYING                          CARRYING
                                                    VALUE            FAIR VALUE       VALUE            FAIR VALUE
                                                    -------------------------------------------------------------
                                                    DECEMBER 31
                                                    1999                                1998
                                                    ---------------------------------------------------------------
                                                    (IN THOUSANDS)
                                                    ---------------------------------------------------------------
   ASSETS (LIABILITIES)
   -----------------------------------------------
   Bonds                                             $1,482,593        $1,405,671       $1,435,882       $1,462,743
   -----------------------------------------------
   Unaffiliated common stocks                               161               161              155              155
   -----------------------------------------------
   Mortgage loans on real estate                        197,425           189,179          184,504          185,694
   -----------------------------------------------
   Policy loans                                         177,437           190,667          170,373          183,408
   -----------------------------------------------
   Cash and short-term investments                       29,467            29,467          143,547          143,547
   -----------------------------------------------
   Other invested assets                                    223               223               60               60
   -----------------------------------------------
   Investment-type insurance contracts                 (951,348)         (910,752)        (962,725)        (938,191)
   -----------------------------------------------
   Separate account assets                              328,768           328,768          236,862          236,862
   -----------------------------------------------
   Separate account liabilities                        (328,768)         (328,768)        (236,862)        (236,862)
   -----------------------------------------------

10. TRANSACTIONS WITH AFFILIATES

    The Company has entered into agreements with Lincoln Life to receive processing and other corporate services. Fees paid to Lincoln Life for such services were $22,675,891, $18,504,450 and $3,454,014 in 1999, 1998 and
    1997, respectively. The Company has also entered into an agreement with Lincoln Life to provide certain processing services. Fees received from Lincoln Life for such services were $1,359,279, $273,952 and $578,003 in 1999, 1998 and 1997, respectively.

    The Company has an investment management agreement with an affiliate, Lincoln Investment Management, Inc., for investment advisory and asset management services. Fees paid for such investment services were $1,309,426, $1,501,592 and $558,011 in 1999, 1998 and 1997, respectively.

    The Company cedes business to two affiliated companies, Lincoln Life and Lincoln National Reassurance Company. The caption "Premiums and deposits" in the accompanying statements of operations has been reduced by $6,269,272 and $2,095,019 for premiums paid on these contracts in 1999 and 1998, respectively. The caption "Future policy benefits and claims" has been reduced by $2,323,435 and $2,583,702 related to reserve credits taken on these contracts as of December 31, 1999 and 1998, respectively.

11. SEPARATE ACCOUNTS

    Separate account premiums, deposits and other considerations amounted to $109,574,216 and $73,993,993 in 1999 and 1998, respectively. Reserves for separate accounts with assets at fair value were $320,413,080 and $229,940,273 at December 31, 1999 and 1998, respectively. All reserves are subject to discretionary withdrawal at market value. All of the Company's separate accounts are nonguaranteed. The investment risks associated with market value changes are borne entirely by the contractholder.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

11. SEPARATE ACCOUNTS (CONTINUED)
    A reconciliation of transfers to (from) separate accounts is as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999              1998
                                                                 ------------------------------
   Transfers as reported in the Summary of Operations of
   various Separate Accounts:
     Transfers to separate accounts                              $109,574,216      $ 73,993,993
   ------------------------------------------------------------  ------------      ------------
     Transfers from separate accounts                             (81,318,409)      (40,118,042)
   ------------------------------------------------------------  ------------      ------------
   Net transfer to separate accounts as reported in the
   Company's NAIC Annual Statement -- Summary of Operations      $ 28,255,807      $ 33,875,951
   ------------------------------------------------------------  ============      ============

12. CENTURY COMPLIANCE (UNAUDITED)

    The Year 2000 issue was complex and affected many aspects of the Company's business. The Company was particularly concerned with Year 2000 issues that related to the Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners. From 1996 through 1999 the Company redirected a large portion of internal Information Technology ("IT") efforts and contracted with outside consultants to update systems to address Year 2000 issues. Experts were engaged to assist in developing work plans and cost estimates and to complete remediation activities.

    For the year ended December 31, 1999, the Company identified expenditures of $124,000 to address this issue. This brings the expenditures for 1996 through 1999 to $208,000. Because updating systems and procedures is an integral part of the Company's on-going operations, most of the expenditures shown above are expected to continue after all Year 2000 issues have been resolved. All Year 2000 expenditures have been funded from operating cash flows.

    The scope of the overall Year 2000 program included the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and local area network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans. The Company completed these projects prior to year-end.

    The Company's businesses have not identified any major problems in their business processing. Minor problems have been resolved quickly. The Company's businesses have not experienced any significant interruption in service to clients or business partners or in reporting to regulators.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying statutory-basis balance sheets of Lincoln Life & Annuity Company of New York (a wholly owned subsidiary of The Lincoln National Life Insurance Company) as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the Untied States, the financial position of Lincoln Life & Annuity Company of New York at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 1999 and 1998, the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

March 10, 2000

                                     Part II

                         FEES AND CHARGES REPRESENTATION

Lincoln Life & Annuity Company of New York represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 INDEMNIFICATION

          (a)  Brief description of indemnification provisions.

               In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (LLANY) provides that LLANY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LLANY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LLANY. Certain additional conditions apply to indemnification in criminal proceedings.

               In particular, separate conditions govern indemnification of directors, officers, and employees of LLANY in connection with suits by, or in the right of, LLANY.

               Please refer to Article VII of the By-Laws of LLANY (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of New York law.

          (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

The facing sheet;
A cross-reference sheet (reconciliation and tie)
An Incorporation-by-Reference sheet;

Prospectus #1, consisting of 50 pages, and #2, consisting of 50 pages

Required Undertakings, Descriptions and Representations;
Signatures;
Powers of Attorney;
Written consents of the following persons;

     1. Opinion of Counsel
     2. Actuarial Opinion
     3. Consent of Independent Auditors;

Required Exhibits


1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

    (1)Resolution of the Board of Directors of Lincoln Life & Annuity Company of
       New York and related documents authorizing establishment of the Account.(8)
    (2)Not applicable.
    (3)(a) Form of Selling Group Agreement.(7)
       (b) Commission Schedule for Variable Life Policies.*
    (4)Not applicable.
    (5)(a) Proposed Form of Policy and Application--LN920NY and B10392NY through
           B10395NY.(3)
       (b) Riders. (N/A)
       (c) Form of Policy. No. LN925(6)
    (6)(a) Articles of Incorporation of Lincoln Life & Annuity Company of New
           York.(1)
       (b) Bylaws of Lincoln Life & Annuity Company of New York.(1)
    (7)Not applicable.
    (8)Fund Participation Agreements.
       Agreements between Lincoln Life & Annuity Company of New York and:
       (a) American Century Variable Products Group, Inc.(5)
       (b) American Funds Insurance Series*
       (c) Baron Capital Funds Trust(4)
       (d) BT Insurance Funds Trust(2)
       (e) Delaware Group Premium Fund, Inc.(2)
       (f) Fidelity Variable Insurance Products Fund(2)
       (g) Fidelity Variable Insurance Products Fund II(2)
       (h) Janus Aspen Series(4)
       (i) Lincoln National Funds(2)
       (j) MFS[RegTM] Variable Insurance Trust(2)
       (k) Neuberger & Berman Advisers Management Trust(4)
       (l) OCC Accumulation Trust(2)
       (m) OppenheimerFunds*
       (n) Templeton Variable Products Series Fund(2)
    (9)Form of Services Agreement between Lincoln Life & Annuity Company of New
       York and Delaware Management Co. is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October
       16, 1997.(6)
   (10)See Exhibit 1(5).
       See Exhibit 1(5).
       Opinion and Consent of Counsel
       Not applicable.
       Not applicable.
       Opinion and consent of Actuary
       Consent of Independent Auditors
       Not applicable.


*To be filed by amendment.

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement S-6 (File No. 333-42507) filed on February 26, 1999.

(3) Incorporated by reference to Registration Statement on Form S-6 filed on March 12, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 5 (File No. 333-10863) filed on April 29, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 (File No. 333-10863) filed on September 30, 1996.

(6) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-74325) filed on February 18, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-42507) filed on February 26, 1999.

(8) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) on February 11, 1998.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form S-6 (File Number 333-74325) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Syracuse and the State of New York, on the 12th day of May, 2000. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to rule 485(b) under the Securities Act of 1933.


                                            LLANY Separate Account S for
                                            Flexible Premium Variable Life
                                            Insurance
                                            (Name of Registrant)


                                            By: /s/ Joanne B. Collins
                                               --------------------------------
                                               Joanne B. Collins
                                               President, Treasurer and
                                               Director of Lincoln Life &
                                               Annuity Company of
                                               New York




                                            Lincoln Life & Annuity Company of
                                               New York
                                            (Name of Depositor)


                                            By: /s/ Joanne B. Collins
                                               --------------------------------
                                               Joanne B. Collins
                                               President, Treasurer and
                                               Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-74325) has been signed below on May 12, 2000 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



Signature                                   Title
---------                                   -----
/s/ Joanne B. Collins                       President, Treasurer and Director
----------------------------------          (Principal Executive Officer)
Joanne B. Collins

/s/ Troy D. Panning            *            Second Vice President and Chief Financial Officer
----------------------------------          (Principal Financial Officer and Principal Accounting Officer)
Troy D. Panning

/s/ Jon A. Boscia              *            Director
----------------------------------
Jon A. Boscia

/s/ Richard C. Vaughan         *            Director
----------------------------------
Richard C. Vaughan

/s/ Thomas D. Bell, Jr.        *            Director
----------------------------------
Thomas D. Bell, Jr.

/s/ Roland C. Baker            *            Director
----------------------------------
Roland C. Baker

/s/ John H. Gotta              *            Director
----------------------------------
John H. Gotta

/s/ Barbara Steury Kowalczyk   *            Director
----------------------------------
Barbara Steury Kowalczyk

/s/ Marguerite Leanne Lachman  *            Director
----------------------------------
Marguerite Leanne Lachman

/s/ John M. Pietruski          *            Director
----------------------------------
John M. Pietruski

/s/ Lawrence T. Rowland        *            Director
----------------------------------
Lawrence T. Rowland

/s/ J. Patrick Barrett         *            Director
----------------------------------
J. Patrick Barrett

/s/ Louis G. Marcoccia         *            Director
----------------------------------
Louis G. Marcoccia

*By: /s/ Joanne B. Collins
     -------------------------------------------------------------------
     Joanne B. Collins, pursuant to a Power of Attorney filed with this
     Post-Effective Amendment No. 2 to the Registration Statement.

                               POWER OF ATTORNEY

We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint, Joanne B. Collins, Robert O. Sheppard and Troy D. Panning, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

WITNESS our hands and common seal on this 7th day of February, 2000.


Signature                                  Title
---------                                  -----
/s/ Joanne B. Collins                      President, Treasurer and Director
-----------------------------              (Principal Executive Officer)
Joanne B. Collins

/s/ Troy D. Panning                        Second Vice President and Chief Financial Officer
-----------------------------              (Principal Financial Officer and Principal Accounting Officer)
Troy D. Panning

/s/ Jon A. Boscia                          Director
-----------------------------
Jon A. Boscia

/s/ Richard C. Vaughan                     Director
-----------------------------
Richard C. Vaughan

/s/ Thomas D. Bell, Jr.                    Director
-----------------------------
Thomas D. Bell, Jr.

                                           Director
-----------------------------
Roland C. Baker

/s/ John H. Gotta                          Director
-----------------------------
John H. Gotta

/s/ Barbara Steury Kowalczyk               Director
-----------------------------
Barbara Steury Kowalczyk

/s/ Marguerite Leanne Lachman              Director
-----------------------------
Marguerite Leanne Lachman

/s/ John M. Pietruski                      Director
-----------------------------
John M. Pietruski

                                           Director
-----------------------------
Lawrence T. Rowland

/s/ J. Patrick Barrett                     Director
-----------------------------
J. Patrick Barrett

/s/ Louis G. Marcoccia                     Director
-----------------------------
Louis G. Marcoccia

                                POWER OF ATTORNEY

We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint, Joanne B. Collins, Robert O. Sheppard and Troy D. Panning, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

WITNESS our hands and common seal on this 4th day of February, 2000.




Signature                         Title
---------                         -----
/s/ Lawrence T. Rowland           Director
-----------------------------
Lawrence T. Rowland

STATE OF INDIANA  )               Subscribed and sworn to before me this
                  )SS:            4th day of February, 2000
COUNTY OF ALLEN   )

                                  /s/ Janet L. Lindenberg
                                  -----------------------------
                                  Notary Public
                                  Commission Expires: 7-10-2001



                                POWER OF ATTORNEY

We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint, Joanne B. Collins, Robert O. Sheppard and Troy D. Panning, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

WITNESS our hands and common seal on this 11th day of February, 2000.



Signature                         Title
---------                         -----
/s/ Roland C. Baker               Director
-----------------------------
Roland C. Baker

STATE OF ILLINOIS )               Subscribed and sworn to before me this
                  )SS:            11th day of February, 2000
COUNTY OF DuPAGE  )
                                  /s/ Sharon A. Gehrke
                                  -----------------------------
                                  Notary Public
                                  Commission Expires: 8-12-2000